                                                        [LOGO]



Semi-Annual Report
INCOME FUNDS


                                       November 30, 1999




                                       Corporate Bond Fund
                                       Diversified Bond Fund
                                       Income Fund
                                       Income Plus Fund
                                       Intermediate Government Income Fund
                                       Limited Term Government Income Fund
                                       Stable Income Fund
                                       Variable Rate Government Fund

                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
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PERFORMANCE HIGHLIGHTS
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  CORPORATE BOND FUND..........................................................2

  DIVERSIFIED BOND FUND........................................................4

  INCOME FUND..................................................................6

  INCOME PLUS FUND.............................................................8

  INTERMEDIATE GOVERNMENT INCOME FUND.........................................10

  LIMITED TERM GOVERNMENT INCOME FUND.........................................12

  STABLE INCOME FUND..........................................................14

  VARIABLE RATE GOVERNMENT FUND...............................................16

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  CORPORATE BOND FUND.........................................................18

  DIVERSIFIED BOND FUND.......................................................21

  INCOME FUND.................................................................22

  INCOME PLUS FUND............................................................29

  INTERMEDIATE GOVERNMENT INCOME FUND.........................................33

  LIMITED TERM GOVERNMENT INCOME FUND.........................................36

  STABLE INCOME FUND..........................................................39

  VARIABLE RATE GOVERNMENT FUND...............................................40

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES.........................................42

  STATEMENTS OF OPERATIONS....................................................44

  STATEMENTS OF CHANGES IN NET ASSETS.........................................48

  FINANCIAL HIGHLIGHTS........................................................54

NOTES TO FINANCIAL HIGHLIGHTS.................................................58
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NOTES TO FINANCIAL STATEMENTS.................................................59
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                                  INCOME CORES

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  MANAGED FIXED INCOME PORTFOLIO..............................................67

  POSITIVE RETURN PORTFOLIO...................................................72

  STABLE INCOME PORTFOLIO.....................................................74

  STRATEGIC VALUE BOND PORTFOLIO..............................................79

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES.........................................84

  STATEMENTS OF OPERATIONS....................................................85

  STATEMENTS OF CHANGES IN NET ASSETS.........................................86

  FINANCIAL HIGHLIGHTS........................................................88

NOTES TO FINANCIAL HIGHLIGHTS.................................................89
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NOTES TO FINANCIAL STATEMENTS.................................................90
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LIST OF ABBREVIATIONS.........................................................93
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                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

    Thank you for investing in the Wells Fargo Funds (formerly Stagecoach Funds and Norwest Advantage Funds).
   We're pleased to present this semi-annual report for the period ended November 30, 1999. This report provides information about your Wells Fargo Income Fund investment, including economic and market trends over the five- or six-month period. To improve our reporting process, the fiscal-year end for some of the funds included in this report has changed to May 31 from June 30. This change does not affect the objective or performance of your fund.
   Beginning in June 1999, economic expansion entered a "peaking phase," and the financial markets started looking quite different from late 1998 and early 1999. During a peaking phase, real economic growth remains solid, but stops accelerating. Once the pace of real economic growth peaked early in the reporting period, stock markets around the globe stopped outpacing bonds. Even though long-term bond returns nearly matched the return of stocks in the period, 1999 was still a difficult year for the bond market. Both stock markets and long-term bond yields stopped rising consistently and settled into a trading range which has been in force since June. Corporate bond yield spreads stopped narrowing, and with the three Federal Reserve Board interest rate increases in 1999, leadership within the stock market reverted back toward large cap growth stocks and away from cyclical, value and small cap stocks during the period.
   Most foreign economies are following the U.S. economic pattern. The recovery from the Asia crisis in many of the world's economies did not become evident until the second quarter of 1999, and while U.S. growth seemed to have peaked during the period, many foreign economies seemed to continue accelerating, compared to the "peaking" domestic economy.
   Looking ahead, the U.S. economy could be nearing a "deceleration phase." If economic growth truly begins to slow, bonds may begin to outpace stocks. Over the past 12 months, the S&P 500 Index outperformed the 30-year Treasury Bond Index by almost 40 percent, which has happened only eight other times since 1926. In seven of those episodes, bonds outpaced stocks the ensuing year. We continue to be optimistic about bond returns, primarily because most of the increase in yields during 1999 were based on "expectations" of higher inflation versus the "reality" that pricing has not increased.
   Whatever the market conditions, we recommend that you continually review your investment portfolio to determine an appropriate mix of investments to meet your ongoing financial needs. We appreciate your business and strive to offer a variety of investment options to help you potentially achieve your financial goals. If you have any questions about your investment or need information, please contact us at 1-800-222-8222.
   Again, thank you for choosing Wells Fargo Funds.

  Sincerely,

    [LOGO]                                      [LOGO]
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CORPORATE BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Corporate Bond Fund seeks a high level of current income, consistent with reasonable risk.

ADVISOR
  Wells Fargo Bank,N.A.

FUND MANAGERS
  Graham Allen, FCMA
  John Burgess
  Jacqueline Flippin
  Daniel Kokoszka, CFA
  Scott Smith, CFA

INCEPTION DATE
  4/1/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (1.19)%(1) for the five-month period ended November 30, 1999, excluding sales charges. The Fund's Class A shares distributed $0.27 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   During the period, the Fund's performance lagged as interest rates moved higher and credit spreads widened on increased supply and concerns over Y2K disruptions. The Fund underperformed its benchmark, the Lipper Corporate Debt Funds BBB Rated Average(2), for the period primarily due to a higher allocation of assets to higher-yield investments and a slightly longer duration profile.
   Rising interest rates had a negative impact on the Fund. Rates rose by approximately 80 basis points throughout this period, driven mostly by continued strong domestic growth. Credit spreads also widened on new issue supply concerns and fear of Y2K disruptions. At the end of the period, the Fund held approximately 23 percent in high-yield securities, while its benchmark held none. High-yield securites underperformed as there were substantial cash outflows in high-yield funds driven by concerns over Y2K. The Fund also was positioned with a slightly longer duration profile versus its benchmark which resulted in underperformance as rates moved sharply higher.
   During the period, corporate bonds were added to the Fund as spreads widened. Yields were generous by historical standards at the end of the period and the outlook for corporate earnings remained favorable.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The duration of the Fund will be held neutral to the benchmark as there is potential for rates to drift higher in the first quarter of 2000. Investment-grade corporate bonds and high-yield investments will continue to be emphasized as spreads are wide by historical standards, and the outlook for corporate earnings remains favorable. A bias towards lower-quality, higher-yielding securities will be maintained into early 2000 in anticipation of greater spread compression from this group as investors increase their risk posture following the Y2K aftermath.
   Continued strong economic growth is expected during the first quarter of 2000. The Fund will continue to seek a high level of current income by actively managing a diversified portfolio consisting primarily of corporate debt securities.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
    Investments in lower-rated, higher-yielding corporate bonds are subject to additional risk because they tend to be more sensitive to economic conditions and, during sustained periods of rising interest rates, may experience interest and/or principle defaults. Investments in foreign securities entail certain additional risks that may not be present in domestic securities, including currency fluctuations, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.
(2) The Lipper Corporate Debt Funds BBB Rated Funds Average is an average of 137 funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades. The total return of the of the average does not include the effect of sales charges. You cannot invest directly in a Lipper average.
2

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge      Including Sales Charge
                                ------------------------  -----------------------------
                                1-Year  Since Inception     1-Year     Since Inception
CORPORATE BOND FUND
  CLASS A                       (3.30)           1.93        (7.38)            (0.84)
  CLASS B                       (3.75)           1.18        (8.28)            (1.04)
  CLASS C                       (3.86)           1.09        (4.77)             1.09
LIPPER CORPORATE DEBT FUNDS
  BBB-RATED AVERAGE             (1.16)
LEHMAN BROTHERS CORPORATE LONG
  BOND INDEX(4)                 (4.86)

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                          41%
NUMBER OF HOLDINGS                           63
AVERAGE CREDIT QUALITY(5)                   Baa1
WEIGHTED AVERAGE COUPON                     7.90
ESTIMATED WEIGHTED AVERAGE
  MATURITY                                 14.90
ESTIMATED AVERAGE DURATION                  6.02
NAV (A, B, C)                         9.24, 9.24, 9.23
DISTRIBUTION RATE (A, B, C)(6)      6.58%, 6.14%, 6.13%
SEC YIELD(7) (A, B, C)              6.94%, 6.50%, 6.50%

  PORTFOLIO ALLOCATION(9)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds and Notes      79%

U.S. Treasury Bonds and Notes  10%

Other                           6%

Foreign Government Bonds        4%

Cash Equivalents                1%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        WF CORPORATE BOND FUND - A       LEHMAN BROTHERS
                                    CORPORATE LONG BOND INDEX

Mar-98                      $9,550                    $10,000

Apr-98                      $9,548                    $10,073

May-98                      $9,649                    $10,246

Jun-98                      $9,739                    $10,354

Jul-98                      $9,767                    $10,286

Aug-98                      $9,767                    $10,295

Sep-98                     $10,102                    $10,668

Oct-98                      $9,989                    $10,379

Nov-98                     $10,167                    $10,759

Dec-98                     $10,219                    $10,766

Jan-99                     $10,313                    $10,907

Feb-99                     $10,078                    $10,523

Mar-99                     $10,182                    $10,554

Apr-99                     $10,207                    $10,567

May-99                     $10,041                    $10,381

Jun-99                      $9,978                    $10,244

Jul-99                      $9,949                    $10,144

Aug-99                      $9,844                    $10,086

Sep-99                      $9,935                    $10,193

Oct-99                      $9,899                    $10,256

Nov-99                      $9,859                    $10,238

--------------------------------------------------------------------------------

(3) Performance shown for Class A, Class B and Class C shares of the Wells Fargo Corporate Bond Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Corporate Bond Fund, its predecessor fund. Effective close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and Class C shares performance including sales charge assumes the sales charge for the corresponding time period.
(4) The Lehman Brothers Corporate Long Bond Index is an unmanaged index composed of all publicly issued, fixed-rate nonconvertible investment-grade domestic corporate debt. The Index does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.
(5) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's prospectus and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The chart compares the performance of the Wells Fargo Corporate Bond Fund Class A shares since inception with the Lehman Brothers Corporate Long Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(9)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Diversified Bond Fund seeks total return by diversifying its investments among different fixed-income investment styles.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Collectively Managed

INCEPTION DATE
  12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 0.54%(1), for the six-month period ended November 30, 1999. The Fund underperformed its benchmark for the period, the Lipper Intermediate Investment Grade Debt Fund Average(2), which returned 0.36%. The Fund's Institutional Class shares distributed $0.69 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Diversified Bond Fund is made up of three different fixed income styles: managed fixed income, positive return and strategic value bond. "Style" is either an approach to selecting investments, or a type of investment that is selected for a portfolio. This multi-style approach to investing is designed to reduce the price and return volatility of the Fund, and to potentially provide more consistent returns.
   During the period, the positive return bond style returned 1.9%; the managed fixed income style returned 0.22%; and the strategic value bond style returned (0.35)%.
   The six-month period continued to be a difficult time for the bond market. Strong, persistent economic growth prompted the Federal Reserve Board to undertake a series of interest rate increases, which triggered an unrelenting bond market sell-off. Increasing yields caused price declines in nearly ever sector of the bond market. In some sectors, price declines were partially offset by coupon income, but total returns remained meager.
   During the period, the Fund benefited from a substantial allocation to discount mortgage collateral and agency debentures within the managed fixed income style, and from discount collateral within the strategic value bond style. Within the positive return bond style, the Fund benefited from a shift from long U.S. Treasuries to high-quality securities. An emphasis on spread product within the strategic value bond style, and some corporate issues, including Levi-Strauss, within the managed fixed-income style negatively affected the Fund's performance.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The U.S. economy remains strong. The global economy is improving at a time when the domestic market has shown some signs of weakness. This combination of events is a compelling argument for continued growth of the U.S. economy. Inflation risk remains benign, as productivity gains have offset higher energy/labor costs. Monetary policy may retain a tightening bias if inflation appears and market valuations continue to accelerate.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lipper Intermediate Investment Grade Debt Fund Average is an average of funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to 10 years. The total return of the of the average does not include the effect of sales charges. You cannot invest directly in a Lipper average.
4

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                                                                         Excluding Sales Charge
                                                                  ------------------------------------
                                                                   1-Year        5-Year       10-Year
DIVERSIFIED BOND FUND INSTITUTIONAL CLASS                          (1.04)         6.86          6.55
LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE            (0.52)         7.02          7.12
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX(4)          1.12          7.25          7.33

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                    16%
NUMBER OF HOLDINGS                     96
AVERAGE CREDIT QUALITY(5)             AA-
WEIGHTED AVERAGE COUPON               5.58
ESTIMATED WEIGHTED AVERAGE
  MATURITY                            7.13
ESTIMATED AVERAGE DURATION            3.53
NAV (I)                              26.25
SEC YIELD (I)(6)                     6.06%

  PORTFOLIO ALLOCATION(8)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Federal Agencies               34%

Fixed Rate Bonds and Notes     21%

Securities                     19%

Cash Equivalents                8%

U.S. Treasury Bonds and Notes   8%

Other                           7%

Government Bonds                3%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             WELLS FARGO        LEHMAN BROTHERS
             DIVERSIFIED    INTERMEDIATE GOVERNMENT/
            BOND - CLASS I      CORPORATE INDEX

11/30/1989         $10,000                   $10,000

12/31/1989         $10,060                   $10,027

1/31/1990          $10,020                    $9,963

2/28/1990          $10,090                   $10,000

3/31/1990          $10,118                   $10,013

4/30/1990          $10,085                    $9,978

5/31/1990          $10,243                   $10,197

6/30/1990          $10,403                   $10,334

7/31/1990          $10,480                   $10,477

8/31/1990          $10,439                   $10,434

9/30/1990          $10,537                   $10,515

10/31/1990         $10,611                   $10,637

11/30/1990         $10,780                   $10,798

12/31/1990         $10,887                   $10,946

1/31/1991          $10,986                   $11,057

2/28/1991          $11,062                   $11,145

3/31/1991          $11,186                   $11,221

4/30/1991          $11,273                   $11,344

5/31/1991          $11,331                   $11,413

6/30/1991          $11,374                   $11,421

7/31/1991          $11,475                   $11,547

8/31/1991          $11,661                   $11,768

9/30/1991          $11,815                   $11,970

10/31/1991         $11,919                   $12,107

11/30/1991         $12,027                   $12,246

12/31/1991         $12,150                   $12,545

1/31/1992          $12,150                   $12,431

2/29/1992          $12,204                   $12,479

3/31/1992          $12,222                   $12,431

4/30/1992          $12,321                   $12,540

5/31/1992          $12,483                   $12,734

6/30/1992          $12,716                   $12,923

7/31/1992          $12,607                   $13,180

8/31/1992          $12,769                   $13,312

9/30/1992          $12,955                   $13,493

10/31/1992         $12,825                   $13,317

11/30/1992         $12,889                   $13,271

12/31/1992         $13,032                   $13,445

1/31/1993          $13,080                   $13,707

2/28/1993          $13,160                   $13,923

3/31/1993          $13,237                   $13,979

4/30/1993          $13,322                   $14,091

5/31/1993          $13,319                   $14,060

6/30/1993          $13,519                   $14,281

7/31/1993          $13,573                   $14,315

8/31/1993          $13,818                   $14,543

9/30/1993          $13,900                   $14,604

10/31/1993         $13,943                   $14,643

11/30/1993         $13,815                   $14,561

12/31/1993         $13,884                   $14,628

1/31/1994          $14,034                   $14,790

2/28/1994          $13,813                   $14,572

3/31/1994          $13,615                   $14,331

4/30/1994          $13,578                   $14,234

5/31/1994          $13,529                   $14,244

6/30/1994          $13,528                   $14,245

7/31/1994          $13,681                   $14,450

8/31/1994          $13,678                   $14,495

9/30/1994          $13,604                   $14,362

10/31/1994         $13,566                   $14,360

11/30/1994         $13,530                   $14,296

12/31/1994         $13,600                   $14,346

1/31/1995          $13,746                   $14,588

2/28/1995          $13,940                   $14,890

3/31/1995          $14,031                   $14,975

4/30/1995          $14,145                   $15,159

5/31/1995          $14,495                   $15,617

6/30/1995          $14,635                   $15,722

7/31/1995          $14,646                   $15,723

8/31/1995          $14,765                   $15,866

9/30/1995          $14,894                   $15,981

10/31/1995         $15,050                   $16,158

11/30/1995         $15,196                   $16,370

12/31/1995         $15,326                   $16,541

1/31/1996          $15,419                   $16,684

2/29/1996          $15,216                   $16,489

3/31/1996          $15,112                   $16,404

4/30/1996          $15,048                   $16,347

5/31/1996          $15,083                   $16,334

6/30/1996          $15,228                   $16,507

7/31/1996          $15,263                   $16,557

8/31/1996          $15,251                   $16,570

9/30/1996          $15,460                   $16,800

10/31/1996         $15,732                   $17,098

11/30/1996         $15,975                   $17,323

12/31/1996         $15,853                   $17,212

1/31/1997          $15,872                   $17,279

2/28/1997          $15,878                   $17,312

3/31/1997          $15,690                   $17,193

4/30/1997          $15,897                   $17,394

5/31/1997          $16,022                   $17,538

6/30/1997          $16,197                   $17,698

7/31/1997          $16,748                   $18,057

8/31/1997          $16,466                   $17,967

9/30/1997          $16,773                   $18,175

10/31/1997         $17,142                   $18,377

11/30/1997         $17,249                   $18,418

12/31/1997         $17,475                   $18,565

1/31/1998          $17,754                   $18,808

2/28/1998          $17,688                   $18,793

3/31/1998          $17,721                   $18,853

4/30/1998          $17,794                   $18,947

5/31/1998          $18,008                   $19,086

6/30/1998          $18,241                   $19,208

7/31/1998          $18,221                   $19,275

8/31/1998          $18,734                   $19,578

9/30/1998          $19,207                   $20,069

10/31/1998         $18,967                   $20,049

11/30/1998         $19,053                   $20,047

12/31/1998         $19,064                   $20,127

1/31/1999          $19,179                   $20,238

2/28/1999          $18,727                   $19,940

3/31/1999          $18,820                   $20,090

4/30/1999          $18,877                   $20,152

5/31/1999          $18,755                   $19,997

6/30/1999          $18,705                   $20,011

7/31/1999          $18,683                   $19,993

8/31/1999          $18,662                   $20,009

9/30/1999          $18,813                   $20,195

10/31/1999         $18,834                   $20,248

11/30/1999         $18,856                   $20,272

--------------------------------------------------------------------------------
(3) Performance shown for the Institutional Class shares of the Wells Fargo Diversified Bond Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of Norwest Advantage Diversified Bond Fund, its predecessor fund. Effective close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results.
    Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's current prospectus.
(4) Lehman Brothers Intermediate Government/Corporate Index is an index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4-5 years. This index represents asset types which are subject to risk, including loss of principal. The Index does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.
(5) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The formula used to calculate the SEC yield is described in detail in the Fund's prospectus and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7) The chart compares the performance of the Wells Fargo Diversified Bond Fund Institutional Class shares since inception with the Lehman Brothers Intermediate/Corporate Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.
(8)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Income Fund seeks current income and total return.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Marjorie Grace, CFA

INCEPTION DATE
  6/9/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (0.51)%(1) for the six-month period ended November 30, 1999, excluding sales charges. Because of its long duration strategy, the Fund underperformed its benchmark, the Lipper Corporate Debt Funds A Rated Average(2), which returned (0.19)% during the period. The Fund's Class A shares distributed $0.30 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   The six-month period was a difficult one for investors in the fixed income markets. The 10-year Treasury note, a good proxy for the Fund, suffered a (1.20)% total return for the period. The economy was running stronger than expected, albeit with low inflation, causing the Federal Reserve Board to raise short-term interest rates. Some commodity price increases, especially oil, worried the bond market. In addition, the corporate sector was burdened with a heavy supply of new issues as companies rushed into the markets to lock up the relatively low rates before year-end. Any credit rating adjustments, even minor ones, caused corporate bond spreads to widen significantly, similar to the stock market reactions to earnings surprises.
   During the period the Fund was overweighted in BBB corporate bonds compared to its benchmark, which hurt the Fund's performance when this sector underperformed higher-rated credits. The Fund's mortgage sector holdings helped performance during the period. The Fund's long duration had the biggest impact on performance during the period. Holdings in BBB-rated corporate bonds were reduced early in the period to increase the Fund's average credit rating, and holdings in the mortgage sector were increased.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The corporate bond sector is still in favor, and the Fund may maintain an overweight position in that sector in the near term. The Fund also is expected to maintain a long duration strategy, although not as long as during 1999. The economy appears to be continuing its strong growth. However, if inflation does not follow, interest rates may turn and begin to decline.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lipper Corporate Debt Funds A Rated Average is an average of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better, or government issues. The total return of the of the average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.
6

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3)(%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                           Excluding Sales Charge     Including Sales Charge
                           -----------------------  --------------------------
                           1-Year  5-Year  10-Year  1-Year   5-Year   10-Year
INCOME FUND
  CLASS A                   (3.01)   6.94    7.07    (7.37)    5.96      6.58
  CLASS B                   (3.73)   6.15    6.26    (8.31)    5.83      6.26
  INSTITUTIONAL CLASS       (3.00)   6.95    7.06
LIPPER CORPORATE DEBT
  FUNDS A-RATED AVERAGE     (1.73)   7.19    7.37
LEHMAN BROTHERS AGGREGATE
  INDEX(4)                  (0.04)   7.99    7.73

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                          66%
NUMBER OF HOLDINGS                          150
AVERAGE CREDIT QUALITY(5)                    AA
WEIGHTED AVERAGE COUPON                     7.54
ESTIMATED WEIGHTED AVERAGE
  MATURITY                                 14.97
ESTIMATED DURATION                          5.88
NAV (A, B, I)                         9.13, 9.11, 9.12
DISTRIBUTION RATE(6) (A, B, I)      6.24%, 5.79%, 6.74%
SEC YIELD(7) (A, B, I)              6.29%, 5.83%, 6.80%

  PORTFOLIO ALLOCATION(9)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Fixed Rate Bonds and Notes     44%

U.S. Treasury Bonds and Notes  25%

Federal Agencies               22%

Other                           6%

Cash Equivalents                3%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WELLS FARGO INCOME  LEHMAN BROTHERS  WELLS FARGO INCOME
              FUND - CLASS A    AGGREGATE INDEX     FUND CLASS I

11/30/1989              $9,550          $10,000             $10,000

12/31/1989              $9,592          $10,027             $10,044

1/31/1990               $9,620           $9,908             $10,073

2/28/1990               $9,668           $9,838             $10,124

3/31/1990               $9,724           $9,946             $10,182

4/30/1990               $9,718           $9,855             $10,175

5/31/1990               $9,881          $10,147             $10,347

6/30/1990              $10,004          $10,310             $10,475

7/31/1990              $10,140          $10,452             $10,617

8/31/1990              $10,135          $10,312             $10,613

9/30/1990              $10,149          $10,398             $10,627

10/31/1990             $10,165          $10,530             $10,644

11/30/1990             $10,334          $10,756             $10,821

12/31/1990             $10,475          $10,924             $10,968

1/31/1991              $10,609          $11,059             $11,109

2/28/1991              $10,796          $11,153             $11,305

3/31/1991              $10,908          $11,230             $11,422

4/30/1991              $11,038          $11,352             $11,558

5/31/1991              $11,104          $11,417             $11,627

6/30/1991              $11,095          $11,412             $11,617

7/31/1991              $11,251          $11,570             $11,782

8/31/1991              $11,529          $11,820             $12,072

9/30/1991              $11,783          $12,060             $12,339

10/31/1991             $11,919          $12,194             $12,481

11/30/1991             $12,065          $12,306             $12,634

12/31/1991             $12,451          $12,672             $13,038

1/31/1992              $12,313          $12,499             $12,893

2/29/1992              $12,347          $12,581             $12,929

3/31/1992              $12,293          $12,510             $12,872

4/30/1992              $12,356          $12,600             $12,938

5/31/1992              $12,612          $12,839             $13,206

6/30/1992              $12,783          $13,016             $13,385

7/31/1992              $13,156          $13,281             $13,776

8/31/1992              $13,257          $13,415             $13,882

9/30/1992              $13,496          $13,575             $14,132

10/31/1992             $13,286          $13,394             $13,911

11/30/1992             $13,266          $13,397             $13,891

12/31/1992             $13,442          $13,610             $14,075

1/31/1993              $13,681          $13,871             $14,326

2/28/1993              $13,927          $14,114             $14,583

3/31/1993              $13,971          $14,173             $14,629

4/30/1993              $14,083          $14,273             $14,746

5/31/1993              $14,058          $14,291             $14,720

6/30/1993              $14,260          $14,550             $14,932

7/31/1993              $14,316          $14,633             $14,991

8/31/1993              $14,553          $14,889             $15,219

9/30/1993              $14,579          $14,929             $15,246

10/31/1993             $14,619          $14,984             $15,288

11/30/1993             $14,579          $14,857             $15,246

12/31/1993             $14,639          $14,937             $15,309

1/31/1994              $14,771          $15,139             $15,433

2/28/1994              $14,550          $14,875             $15,216

3/31/1994              $14,269          $14,508             $14,906

4/30/1994              $13,971          $14,392             $14,610

5/31/1994              $13,836          $14,391             $14,469

6/30/1994              $13,785          $14,359             $14,415

7/31/1994              $13,966          $14,645             $14,604

8/31/1994              $13,988          $14,662             $14,627

9/30/1994              $13,750          $14,447             $14,378

10/31/1994             $13,710          $14,434             $14,336

11/30/1994             $13,524          $14,402             $14,142

12/31/1994             $13,613          $14,501             $14,235

1/31/1995              $13,826          $14,788             $14,458

2/28/1995              $14,132          $15,140             $14,777

3/31/1995              $14,221          $15,233             $14,870

4/30/1995              $14,465          $15,446             $15,126

5/31/1995              $15,011          $16,044             $15,698

6/30/1995              $15,081          $16,181             $15,754

7/31/1995              $15,016          $16,125             $15,702

8/31/1995              $15,209          $16,320             $15,904

9/30/1995              $15,356          $16,479             $16,058

10/31/1995             $15,547          $16,693             $16,258

11/30/1995             $15,744          $16,943             $16,464

12/31/1995             $15,974          $17,181             $16,705

1/31/1996              $16,053          $17,294             $16,787

2/29/1996              $15,707          $16,993             $16,425

3/31/1996              $15,575          $16,874             $16,287

4/30/1996              $15,442          $16,780             $16,147

5/31/1996              $15,399          $16,748             $16,103

6/30/1996              $15,594          $16,970             $16,307

7/31/1996              $15,631          $17,016             $16,345

8/31/1996              $15,577          $16,987             $16,289

9/30/1996              $15,831          $17,283             $16,572

10/31/1996             $16,191          $17,667             $16,931

11/30/1996             $16,468          $17,969             $17,221

12/31/1996             $16,280          $17,802             $17,024

1/31/1997              $16,301          $17,857             $17,046

2/28/1997              $16,300          $17,901             $17,063

3/31/1997              $16,071          $17,703             $16,805

4/30/1997              $16,318          $17,968             $17,063

5/31/1997              $16,445          $18,139             $17,215

6/30/1997              $16,658          $18,355             $17,419

7/31/1997              $17,285          $18,850             $18,076

8/31/1997              $17,001          $18,690             $17,778

9/30/1997              $17,325          $18,967             $18,117

10/31/1997             $17,653          $19,242             $18,460

11/30/1997             $17,745          $19,330             $18,556

12/31/1997             $17,949          $19,525             $18,770

1/31/1998              $18,228          $19,775             $19,062

2/28/1998              $18,132          $19,760             $18,961

3/31/1998              $18,173          $19,827             $19,004

4/30/1998              $18,248          $19,930             $19,083

5/31/1998              $18,495          $20,119             $19,341

6/30/1998              $18,683          $20,290             $19,538

7/31/1998              $18,684          $20,333             $19,539

8/31/1998              $19,028          $20,664             $19,899

9/30/1998              $19,564          $21,148             $20,460

10/31/1998             $19,370          $21,036             $20,258

11/30/1998             $19,503          $21,158             $20,397

12/31/1998             $19,560          $21,219             $20,456

1/31/1999              $19,694          $21,370             $20,616

2/28/1999              $19,114          $20,996             $19,989

3/31/1999              $19,253          $21,111             $20,134

4/30/1999              $19,271          $21,179             $20,174

5/31/1999              $19,014          $20,992             $19,884

6/30/1999              $18,871          $20,925             $19,734

7/31/1999              $18,812          $20,837             $19,672

8/31/1999              $18,733          $20,827             $19,590

9/30/1999              $18,896          $21,069             $19,760

10/31/1999             $18,919          $21,147             $19,806

11/30/1999             $18,917          $21,144             $19,785

--------------------------------------------------------------------------------
(3) Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income, Total Return Bond and Performa Strategic Value Bond Funds), its predecessor fund. Effective close of business November 5, 1999, the Norwest Advantage and Performa Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period.
  Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the fund and are described in the Fund's current prospectus.
(4) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage- Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Index does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.
(5) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's prospectus and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The chart compares the performance of the Wells Fargo Income Fund Class A and Class I shares since inception with the Lehman Brothers Aggregate Index. The chart assumes a hypothetical $10,000 investment in Class A and Class I shares and, for Class A shares, reflects all operating expenses and assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(9)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INCOME PLUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGERS
  Graham Allen, FCMA
  Jacqueline Flippin
  Scott Smith, CFA
  John Burgess
  Daniel Kokoszka, CFA
  Paul Single
  Allen Wisniewski, CFA

INCEPTION DATE
  7/13/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (2.77)%(1) for the five-month period ended November 30, 1999, excluding sales charges. The Fund underperformed its benchmark, the Lipper Multi-Sector Income Funds Average(2) , during the period mostly due to a higher allocation to high-yield investments and a slightly longer duration profile. The Fund's Class A shares distributed $0.37 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   Rising interest rates had a negative impact on the Fund. Rates rose by approximately 80 basis points throughout the period, driven principally by continued strong economic growth. Credit spreads also widened on new issue supply concerns and fears of Y2K disruptions. Emerging markets had a neutral impact on the Fund. Brazil and Mexico continued to show modest improvement and may be poised for out-performance in the year 2000.
   The Fund's holdings in high yield securities, compared to its benchmark, resulted in the Fund's underperformance as rates moved sharply higher. Investment grade corporate bonds were added to the Fund as spreads widened. Yields were wide by historical standards at the end of the period, and the outlook for corporate earnings remains favorable.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The duration of the Fund is expected to be held neutral to the benchmark considering the potential for rising interest rates in the first quarter of 2000. Investment-grade corporate and high-yield securities will continue to be emphasized as spreads are wide by historical standards. A bias toward lower-quality corporate bonds is expected to be maintained early in the first quarter of 2000, and investors are expected to increase their risk posture following the aftermath of Y2K. Continued improving growth also is expected in the emerging markets.
   Continued strong growth with relatively tame inflation is expected during the first quarter of 2000, while the latter part of 2000 could see a slowing economy and falling interest rates. The Fund will continue to seek maximum income while maintaining prospects for capital appreciation with a diversified portfolio of debt securities and income-producing equity securities selected with particular consideration for their potential to generate current income.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
  Investments in lower-rated, higher-yielding corporate bonds are subject to additional risk because they tend to be more sensitive to economic conditions and, during sustained periods of rising interest rates, may experience interest and/or principle defaults. Investments in foreign securities entail certain additional risks that may not be present in domestic securities, including currency fluctuations, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.
(2) The Lipper Multi-Sector Income Funds Average is an average of funds which seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment. You cannot invest directly in a Lipper average.
8

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge      Including Sales Charge
                                ------------------------  -----------------------------
                                1-Year  Since Inception     1-Year     Since Inception
INCOME PLUS FUND
  CLASS A                       (3.30)          (0.23)       (7.64)            (3.50)
  CLASS B                       (4.02)          (0.91)       (8.53)            (3.56)
  CLASS C                       (4.02)          (0.91)       (4.92)            (0.91)
LIPPER MULIT-SECTOR INCOME
  FUNDS AVERAGE                  1.24
LEHMAN BROTHERS AGGREGATE
  INDEX(4)                      (0.04)
S&P 500 INDEX(5)                20.90

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                          31%
NUMBER OF HOLDINGS                           83
AVERAGE CREDIT QUALITY(6)                   Baa3
WEIGHTED AVERAGE COUPON                     8.36
ESTIMATED WEIGHTED AVERAGE
  MATURITY                                 11.25
ESTIMATED AVERAGE DURATION                  5.31
NAV (A, B, C)                       11.36, 11.37, 11.37
DISTRIBUTION RATE(7) (A, B, C)      7.19%, 6.78%, 6.78%
SEC YIELD(8) (A, B, C)              8.58%, 8.19%, 8.15%

  PORTFOLIO ALLOCATION(10)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                69%

Federal Agencies                9%

Common and Preferred Stocks     6%

Foreign Government Bonds        6%

Cash Equivalents                5%

U.S. Treasury Bonds and Notes   5%

  GROWTH OF $10,000 INVESTMENT(9)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           WELLS FARGO      LEHMAN BROTHERS AGGREGATE  S&P 500 INDEX
        INCOME PLUS FUND -         BOND INDEX
             CLASS A

Jun-98              $9,550                    $10,000        $10,000

Jul-98              $9,513                    $10,021         $9,893

Aug-98              $9,383                    $10,184         $8,462

Sep-98              $9,710                    $10,423         $9,005

Oct-98              $9,638                    $10,367         $9,737

Nov-98              $9,845                    $10,427        $10,327

Dec-98              $9,883                    $10,458        $10,922

Jan-99              $9,945                    $10,532        $11,382

Feb-99              $9,764                    $10,348        $11,027

Mar-99              $9,810                    $10,405        $11,468

Apr-99              $9,977                    $10,438        $11,911

May-99              $9,856                    $10,346        $11,630

Jun-99              $9,791                    $10,313        $12,263

Jul-99              $9,718                    $10,270        $11,880

Aug-99              $9,595                    $10,265        $11,821

Sep-99              $9,650                    $10,384        $11,497

Oct-99              $9,503                    $10,422        $12,225

Nov-99              $9,520                    $10,421        $12,473

--------------------------------------------------------------------------------
(3) Performance shown for Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund. Effective close of business November 5, 1999 the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the sales charge for the corresponding period.
(4) The Lehman Brothers Aggregate Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Index does not incur expenses and is not available directly for investment. Had this Index occurred operating expenses, its performance would have been lower.
(5) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(8) The formula used to calculate the SEC yield is described in detail in the Fund's prospectus and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(9) The chart compares the performance of the Wells Fargo Income Plus Fund Class A shares since inception with the Lehman Brothers Aggregate Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed fund.
(10) Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Intermediate Government Income Fund seeks current income, consistent with safety of principal.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Marjorie Grace, CFA

INCEPTION DATE
  10/27/93

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 0.68%(1) for the six-month period ended November 30, 1999, excluding sales charges. The Fund underperformed its benchmark, the Lipper Intermediate U.S. Government Funds Average(2), which returned 0.30% for the period. The Fund's Class A shares distributed $0.34 per share in dividend income and no capital gains. Please keep in mind that past performance is no guarantee of future results.
   The six-month period was a difficult one for investors in the fixed income markets. Interest rates increased across the board, including an increase of 0.53% in the five-year Treasury note. The economy has been growing faster than expected, albeit with low inflation, causing the Federal Reserve Board to raise short-term interest rates. Some commodity price increases, especially oil, worried the bond market. However, mortgage-backed securities performed well as refinance activity slowed dramatically with the increase in mortgage rates.
   While rising interest rates hurt the Fund's performance, an overweight positioning in the mortgage sector helped the Fund's performance, and the Fund's holdings in the mortgage sector were increased throughout the period.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The mortgage sector continues to be favorable, thus the Fund will continue to be overweight in this sector going into the first quarter of 2000. Depending on the interest rate movements, the Fund may increase its duration during 2000.
   Looking ahead, the economy appears to be continuing its strong growth. However, if inflation does not follow, interest rates may turn and decline in 2000.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lipper Intermediate U.S. Government Funds Average is an average of Funds that invest at least 65% of their assets in securities issues or guaranteed by the U.S. Government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to 10 years. The total return of the Lipper Category average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.
(3) Performance shown for the Class A and Class B shares of the Wells Fargo Intermediate Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds), its predecessor fund. Effective close of business
November 5, 1999, the Norwest Advantage and Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A shares sales charges. Performance shown for the Class B shares of the Fund prior to May 17, 1996 reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any
10

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                           Excluding Sales Charge    Including Sales Charge
                           -----------------------  -------------------------
                           1-Year  5-Year  10-Year  1-Year   5-Year   10-Year
INTERMEDIATE GOVERNMENT
  INCOME FUND
  CLASS A                  (1.16)   6.66     6.37    (5.61)    5.68     5.88
  CLASS B                  (1.90)   5.85     5.58    (6.56)    5.55     5.58
  CLASS C                  (1.90)   5.85     5.58    (2.84)    5.85     5.58
  INSTITUTIONAL CLASS      (1.16)   6.66     6.37
LIPPER INTERMEDIATE U.S.
  GOVERNMENT FUNDS
  AVERAGE                  (0.86)   6.57     6.52
LEHMAN BROTHERS
  INTERMEDIATE GOVERNMENT
  INDEX(4)                  1.20    7.07     7.17

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                              68%
NUMBER OF HOLDINGS                               91
AVERAGE CREDIT QUALITY(5)                       AAA
WEIGHTED AVERAGE COUPON                         7.25
ESTIMATED WEIGHTED AVERAGE
  MATURITY                                     15.84
ESTIMATED AVERAGE DURATION                      4.44
NAV (A, B, C, I)                     10.77, 10.76, 10.76, 10.77
                                           6.04%, 5.60%,
DISTRIBUTION RATE(6) (A, B, C, I)           3.88%, 6.32%
                                           5.49%, 5.96%,
SEC YIELD(7) (A, B, C, I)                   5.49%, 6.51%

  PORTFOLIO ALLOCATION(9)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Federal Agencies               52%

U.S. Treasury Bonds and Notes  40%

Cash Equivalents                6%

Other                           2%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   WELLS FARGO         LEHMAN BROTHERS          WELLS FARGO
            INTERMEDIATE GOVERNMENT -    INTERMEDIATE    INTERMEDIATE GOVERNMENT -
                     CLASS A           GOVERNMENT INDEX           CLASS I

11/30/1989                     $9,550           $10,000                    $10,000

12/31/1989                     $9,581           $10,029                    $10,032

1/31/1990                      $9,516            $9,967                     $9,964

2/28/1990                      $9,543           $10,004                     $9,993

3/31/1990                      $9,561           $10,016                    $10,011

4/30/1990                      $9,516            $9,982                     $9,976

5/31/1990                      $9,713           $10,195                    $10,171

6/30/1990                      $9,825           $10,329                    $10,288

7/31/1990                      $9,965           $10,473                    $10,434

8/31/1990                      $9,919           $10,436                    $10,386

9/30/1990                      $9,999           $10,529                    $10,470

10/31/1990                    $10,126           $10,675                    $10,603

11/30/1990                    $10,301           $10,836                    $10,786

12/31/1990                    $10,423           $10,986                    $10,913

1/31/1991                     $10,517           $11,099                    $11,013

2/28/1991                     $10,579           $11,167                    $11,077

3/31/1991                     $10,629           $11,228                    $11,130

4/30/1991                     $10,740           $11,344                    $11,246

5/31/1991                     $10,800           $11,407                    $11,309

6/30/1991                     $10,774           $11,416                    $11,282

7/31/1991                     $10,891           $11,540                    $11,404

8/31/1991                     $11,111           $11,759                    $11,634

9/30/1991                     $11,328           $11,959                    $11,861

10/31/1991                    $11,437           $12,095                    $11,975

11/30/1991                    $11,577           $12,237                    $12,122

12/31/1991                    $11,882           $12,534                    $12,441

1/31/1992                     $11,711           $12,414                    $12,262

2/29/1992                     $11,739           $12,452                    $12,292

3/31/1992                     $11,674           $12,401                    $12,224

4/30/1992                     $11,779           $12,513                    $12,334

5/31/1992                     $11,944           $12,699                    $12,507

6/30/1992                     $12,116           $12,882                    $12,687

7/31/1992                     $12,353           $13,129                    $12,935

8/31/1992                     $12,498           $13,263                    $13,087

9/30/1992                     $12,673           $13,446                    $13,270

10/31/1992                    $12,498           $13,285                    $13,087

11/30/1992                    $12,456           $13,229                    $13,043

12/31/1992                    $12,594           $13,402                    $13,187

1/31/1993                     $12,820           $13,652                    $13,424

2/28/1993                     $13,038           $13,852                    $13,653

3/31/1993                     $13,124           $13,904                    $13,742

4/30/1993                     $13,236           $14,012                    $13,860

5/31/1993                     $13,218           $13,974                    $13,841

6/30/1993                     $13,408           $14,177                    $14,040

7/31/1993                     $13,434           $14,205                    $14,067

8/31/1993                     $13,650           $14,417                    $14,294

9/30/1993                     $13,733           $14,476                    $14,380

10/31/1993                    $13,773           $14,511                    $14,422

11/30/1993                    $13,656           $14,438                    $14,299

12/31/1993                    $13,722           $14,497                    $14,369

1/31/1994                     $13,845           $14,641                    $14,497

2/28/1994                     $13,565           $14,440                    $14,204

3/31/1994                     $13,273           $14,229                    $13,898

4/30/1994                     $13,040           $14,137                    $13,654

5/31/1994                     $12,848           $14,236                    $13,454

6/30/1994                     $12,777           $14,264                    $13,379

7/31/1994                     $12,986           $14,451                    $13,598

8/31/1994                     $12,943           $14,493                    $13,553

9/30/1994                     $12,862           $14,373                    $13,468

10/31/1994                    $12,861           $14,376                    $13,467

11/30/1994                    $12,830           $14,311                    $13,436

12/31/1994                    $12,877           $14,358                    $13,484

1/31/1995                     $13,031           $14,592                    $13,646

2/28/1995                     $13,309           $14,874                    $13,936

3/31/1995                     $13,394           $14,956                    $14,026

4/30/1995                     $13,556           $15,129                    $14,195

5/31/1995                     $13,925           $15,556                    $14,582

6/30/1995                     $14,025           $15,655                    $14,686

7/31/1995                     $13,981           $15,663                    $14,640

8/31/1995                     $14,087           $15,793                    $14,751

9/30/1995                     $14,170           $15,899                    $14,838

10/31/1995                    $14,316           $16,074                    $14,991

11/30/1995                    $14,496           $16,270                    $15,180

12/31/1995                    $14,647           $16,431                    $15,338

1/31/1996                     $14,764           $16,569                    $15,460

2/29/1996                     $14,578           $16,393                    $15,266

3/31/1996                     $14,481           $16,318                    $15,164

4/30/1996                     $14,430           $16,271                    $15,111

5/31/1996                     $14,401           $16,263                    $15,080

6/30/1996                     $14,527           $16,428                    $15,226

7/31/1996                     $14,573           $16,479                    $15,260

8/31/1996                     $14,540           $16,498                    $15,226

9/30/1996                     $14,756           $16,710                    $15,451

10/31/1996                    $15,035           $16,984                    $15,758

11/30/1996                    $15,276           $17,280                    $15,996

12/31/1996                    $15,106           $17,187                    $15,818

1/31/1997                     $15,167           $17,252                    $15,882

2/28/1997                     $15,161           $17,280                    $15,890

3/31/1997                     $15,004           $17,181                    $15,711

4/30/1997                     $15,200           $17,428                    $15,916

5/31/1997                     $15,318           $17,578                    $16,040

6/30/1997                     $15,465           $17,775                    $16,209

7/31/1997                     $15,892           $18,280                    $16,641

8/31/1997                     $15,730           $18,099                    $16,472

9/30/1997                     $15,971           $18,371                    $16,724

10/31/1997                    $16,222           $18,688                    $16,986

11/30/1997                    $16,272           $18,729                    $17,039

12/31/1997                    $16,423           $18,881                    $17,212

1/31/1998                     $16,693           $19,127                    $17,479

2/28/1998                     $16,618           $19,106                    $17,417

3/31/1998                     $16,659           $19,165                    $17,444

4/30/1998                     $16,722           $19,257                    $17,525

5/31/1998                     $16,880           $19,390                    $17,675

6/30/1998                     $17,021           $19,520                    $17,823

7/31/1998                     $17,051           $19,594                    $17,854

8/31/1998                     $17,438           $19,964                    $18,260

9/30/1998                     $18,027           $20,429                    $18,892

10/31/1998                    $17,947           $20,464                    $18,808

11/30/1998                    $17,916           $20,401                    $18,760

12/31/1998                    $18,008           $20,480                    $18,856

1/31/1999                     $18,075           $20,572                    $18,926

2/28/1999                     $17,667           $20,290                    $18,516

3/31/1999                     $17,786           $20,424                    $18,624

4/30/1999                     $17,828           $20,480                    $18,667

5/31/1999                     $17,590           $20,355                    $18,435

6/30/1999                     $17,521           $20,385                    $18,363

7/31/1999                     $17,472           $20,387                    $18,311

8/31/1999                     $17,464           $20,416                    $18,286

9/30/1999                     $17,674           $20,591                    $18,506

10/31/1999                    $17,715           $20,632                    $18,532

11/30/1999                    $17,709           $20,647                    $18,543

--------------------------------------------------------------------------------
applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the sales charge for the corresponding period.
  Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the fund and are described in the Fund's prospectus.
(4) Lehman Brothers Intermediate Government Index is an unmanaged index based on all publicly issued intermediate government debt securities with an average maturity of 4 years. This index represents asset types which are subject to risk, including loss of principal. The Index does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.
(5) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's prospectus and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The chart compares the performance of the Wells Fargo Intermediate Government Income Fund Class A and Class I shares since inception with the Lehman Brothers Intermediate Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Class I shares and, for Class A shares, reflects all operating expenses and assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(9)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

LIMITED TERM GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Limited Term Government Income Fund seeks current income, while preserving capital.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGERS
  Paul Single
  Jacqueline Flippin

INCEPTION DATE
  10/27/93

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 1.12%(1) for the five-month period ended November 30, 1999, excluding sales charges. The Fund underperformed its benchmark, the Lipper Short-Intermediate U.S. Government Funds Average(2), which returned 1.18% for the period. The Fund's Class A shares distributed $0.23 per share in dividend income and no capital gains. Please keep in mind that past performance is no guarantee of future results.
   The five-month period was a difficult one for investors in the fixed-income markets. Interest rates increased across the board, including an increase of 0.53% in the five-year Treasury note. The economy has been growing faster than expected, albeit with low inflation, causing the Federal Reserve Board to raise short-term interest rates. Some commodity price increases, especially oil, worried the bond market. However, mortgage-backed securities performed well as refinance activity slowed dramatically with the increase in mortgage rates.
   While interest rate increases hurt the Fund's performance, an overweight positioning in the mortgage sector helped the Fund's performance. In fact, the Fund's holdings in the mortgage sector was increased throughout the period.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund may continue to rotate out of corporate bonds and into mortgage-backed securities. We anticipate this sector will benefit from strong fundamentals and attractive historical valuations. The mortgage sector continues to be favorable, thus the Fund is expected to continue to be overweight in this sector going into the first quarter of 2000. Depending on the interest rate movements, the Fund may increase its duration during 2000.
   We anticipate continued economic growth in the year 2000, but that growth may be accompanied by stable rates of inflation. In the event of a slight economic slowdown, interest rates may turn and begin to decline, which in turn may negatively affect Fund performance.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lipper Short Intermediate U.S. Government Funds Average is an average of funds that invests at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of one to five years. The total return of the Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.
(3) Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Limited Term Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Short-Intermediate U.S. Government Income Fund (the accounting survivor of a merger of the Stagecoach Fund and the Norwest Advantage Limited Term Government Income Fund), its predecessor fund. Effective the close of business November 5, 1999 the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares of the fund for periods prior to June 15, 1998, reflects the performance and expenses of the Fund's Class A shares. Performance shown for the Institutional Class shares for periods prior to September 6, 1996, reflects performance of the Class A shares of the predecessor fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period.
12

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3)(%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                            Excluding Sales Charge       Including Sales Charge
                           -------------------------  -----------------------------
                                             Since                          Since
                           1-Year  5-Year  Inception   1-Year    5-Year   Inception
LIMITED TERM GOVERNMENT
  INCOME FUND
  CLASS A                   0.26    6.29       4.90     (4.26)     5.32       4.11
  CLASS B                  (0.44)   5.62       4.24     (5.18)     5.30       4.24
  INSTITUTIONAL CLASS       0.36    6.34       4.94
LIPPER SHORT-INTERMEDIATE
  U.S. GOVERNMENT FUNDS
  AVERAGE                   1.26    6.10
LEHMAN BROTHERS
  INTERMEDIATE TREASURY
  BOND INDEX(4)             1.08    7.05

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                          45%
NUMBER OF HOLDINGS                           72
AVERAGE CREDIT QUALITY(5)                   Aaa
WEIGHTED AVERAGE COUPON                     6.32
ESTIMATED WEIGHTED AVERAGE
  MATURITY                                  7.06
ESTIMATED DURATION                          3.02
NAV (A, B, I)                         9.62, 9.62, 9.44
DISTRIBUTION RATE(6) (A, B, I)      5.36%, 4.85%, 5.90%
SEC YIELD(7) (A, B, I)              5.90%, 5.42%, 6.47%

  PORTFOLIO ALLOCATION(9)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Federal Agencies                   36%

U.S. Treasury Notes                24%

Fixed Rate Bonds and Notes         16%

Government Agency Bonds and Notes  13%

Other                               7%

Cash Equivalents                    4%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO LIMITED     LEHMAN BROTHERS     WELLS FARGO LIMITED
            TERM GOVERNMENT    INTERMEDIATE TREASURY   TERM GOVERNMENT -
           INCOME - CLASS A         BOND INDEX              CLASS I

10/27/93               $9,550                $10,000              $10,000

10/31/93               $9,550                 $9,950              $10,000

11/30/93               $9,566                 $9,991              $10,015

12/31/93               $9,596                $10,090              $10,047

1/31/94                $9,656                 $9,948              $10,110

2/28/94                $9,598                 $9,804              $10,050

3/31/94                $9,546                 $9,741               $9,995

4/30/94                $9,513                 $9,748               $9,960

5/31/94                $9,540                 $9,750               $9,989

6/30/94                $9,549                 $9,877               $9,997

7/31/94                $9,607                 $9,906              $10,058

8/31/94                $9,603                 $9,824              $10,055

9/30/94                $9,484                 $9,827               $9,930

10/31/94               $9,478                 $9,782               $9,924

11/30/94               $9,423                 $9,813               $9,866

12/31/94               $9,460                 $9,973               $9,905

1/31/95                $9,609                $10,163              $10,061

2/28/95                $9,784                $10,219              $10,244

3/31/95                $9,835                $10,337              $10,297

4/30/95                $9,919                $10,629              $10,385

5/31/95               $10,142                $10,699              $10,619

6/30/95               $10,202                $10,704              $10,681

7/31/95               $10,205                $10,790              $10,684

8/31/95               $10,273                $10,862              $10,756

9/30/95               $10,333                $10,983              $10,819

10/31/95              $10,434                $11,117              $10,924

11/30/95              $10,546                $11,228              $11,041

12/31/95              $10,659                $11,325              $11,160

1/31/96               $10,751                $11,204              $11,257

2/29/96               $10,659                $11,149              $11,160

3/31/96               $10,597                $11,117              $11,095

4/30/96               $10,556                $11,111              $11,052

5/31/96               $10,531                $11,221              $11,026

6/30/96               $10,630                $11,255              $11,130

7/31/96               $10,658                $11,269              $11,159

8/31/96               $10,657                $11,414              $11,158

9/30/96               $10,802                $11,600              $11,301

10/31/96              $10,938                $11,739              $11,445

11/30/96              $11,092                $11,675              $11,609

12/31/96              $11,044                $11,719              $11,557

1/31/97               $11,114                $11,736              $11,631

2/28/97               $11,154                $11,667              $11,672

3/31/97               $11,080                $11,798              $11,593

4/30/97               $11,207                $11,890              $11,740

5/31/97               $11,280                $11,991              $11,818

6/30/97               $11,372                $12,215              $11,915

7/31/97               $11,583                $12,166              $12,128

8/31/97               $11,528                $12,299              $12,068

9/30/97               $11,644                $12,443              $12,192

10/31/97              $11,766                $12,471              $12,322

11/30/97              $11,786                $12,573              $12,344

12/31/97              $11,880                $12,742              $12,444

1/31/98               $12,041                $12,725              $12,619

2/28/98               $12,016                $12,764              $12,592

3/31/98               $12,043                $12,824              $12,619

4/30/98               $12,095                $12,912              $12,675

5/31/98               $12,186                $12,999              $12,771

6/30/98               $12,228                $13,049              $12,815

7/31/98               $12,281                $13,308              $12,871

8/31/98               $12,498                $13,628              $13,103

9/30/98               $12,816                $13,656              $13,442

10/31/98              $12,779                $13,605              $13,402

11/30/98              $12,748                $13,657              $13,368

12/31/98              $12,783                $13,717              $13,405

1/31/99               $12,855                $13,517              $13,481

2/28/99               $12,632                $13,606              $13,241

3/31/99               $12,718                $13,644              $13,333

4/30/99               $12,757                $13,557              $13,374

5/31/99               $12,632                $13,581              $13,254

6/30/99               $12,641                $13,593              $13,248

7/31/99               $12,606                $13,620              $13,225

8/31/99               $12,599                $13,727              $13,217

9/30/99               $12,749                $13,834              $13,363

10/31/99              $12,776                $13,852              $13,394

11/30/99              $12,782                $13,857              $13,416

--------------------------------------------------------------------------------
  Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the fund and are described in the Fund's current prospectus.
(4) The Lehman Brothers Intermediate Treasury Bond Index is an unmanaged index composed of U.S. Treasury securities in the 1- to 10-year range. The Index does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.
(5) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's prospectus and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The chart compares the performance of the Wells Fargo Limited Term Fund Class A and Class I shares since inception with the Lehman Brothers Intermediate Treasury Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Class I shares and, for Class A shares, reflects all operating expenses and assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(9)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

STABLE INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Stable Income Fund seeks stability of principal while providing low volatility total return.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  John Huber

INCEPTION DATE
  11/9/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 2.99%(1) for the six-month period ended November 30, 1999, excluding sales charges. The Fund outperformed its benchmark, the Lipper Short Investment Grade Debt Average(2), which returned 1.47% during the period. The Fund's Class A shares distributed $0.04 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   While the Fund benefited from its duration positioning, the Fund's yield advantage could not overcome the general spread malaise that affected the fixed income market during the first half of 1999. Performance was enhanced by the Fund's opportunistic participation in the corporate sector, although credit issues on individual holdings hurt investment results.
   The Fund's yield-to-maturity and duration positioning will dominate its performance over the long term. During the period, the fixed income market experienced a large increase in interest rates, along with a dramatic widening in credit spreads. While the Fund's emphasis on spread product had a negative impact on performance, the Fund performed in line with its benchmarks during a difficult operating environment.
   Rite Aid Corporation was downgraded from Baa1 to B1 late in the period, which negatively impacted the Fund's performance. However, that position will be held as residual asset valuations exceed current pricing levels. Several corporate purchases during the period, Sun Microsystems, Safeway and Daimler Chrysler, aided the Fund's performance. Quality of earnings concerns led to a reduction of the Fund's holdings in Tyco International during the period.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The U.S. economy remained strong. The global economy was improving during the period, at a time when the domestic market was showing some signs of weakness. This combination of events is a compelling argument for continued growth of the U.S. economy. Inflation risk remains benign, as productivity gains have offset higher energy/labor costs. Interest rates may continue to increase if inflation appears or market valuations continue to accelerate.
   Looking ahead, the Fund will continue to focus on selection of debt securities and sectors it believes are under-valued on a strategically diversified basis. It's expected the taxable municipal sector and mortgage sectors may perform well in the coming months of 2000.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lipper Short Investment Grade Debt Funds Average is an average of funds that invests at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of one to five years. The total return of the Lipper average does not include the effect of sales charges. You cannot invest directly in an Average.
14

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                            Excluding Sales Charge       Including Sales Charge
                           -------------------------  -----------------------------
                                             Since                          Since
                           1-Year  5-Year  Inception   1-Year    5-Year   Inception
STABLE INCOME FUND
  CLASS A                   3.47    5.81       5.82      1.91      5.50       5.50
  CLASS B                   2.70    5.01       5.00      1.23      5.01       5.00
  INSTITUTIONAL CLASS       3.48    5.82       5.82
LIPPER SHORT INVESTMENT
  GRADE DEBT FUNDS
  AVERAGE                   3.08    5.94
MERILL LYNCH TREASURY
  BILL ONE-YEAR INDEX(4)    4.18    5.88

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                          25%
NUMBER OF HOLDINGS                          126
AVERAGE CREDIT QUALITY(5)                   AA2
WEIGHTED AVERAGE COUPON                     6.45
ESTIMATED WEIGHTED AVERAGE
  MATURITY                                  2.62
ESTIMATED AVERAGE DURATION                  1.03
NAV (A, B, I)                       10.18, 10.17, 10.18
DISTRIBUTION RATE(6) (A, B, I)      4.73%, 4.05%, 4.94%
SEC YIELD(7) (A, B, I)              5.38%, 4.96%, 5.90%

  PORTFOLIO ALLOCATION(9)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Securities                  35%

Fixed Rate Bonds and Notes  25%

Federal Agencies            23%

Other                        7%

Variable Rate Bonds          6%

Cash Equivalents             4%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WELLS FARGO      MERRILL LYNCH      WELLS FARGO
          STABLE INCOME -  ONE-YEAR TREASURY  STABLE INCOME -
              CLASS A         BILL INDEX          CLASS I

11/11/94           $9,850            $10,000          $10,000

11/30/94           $9,880             $9,995          $10,030

12/31/94           $9,919            $10,029          $10,070

1/31/95            $9,968            $10,129          $10,120

2/28/95           $10,047            $10,218          $10,200

3/31/95           $10,126            $10,277          $10,280

4/30/95           $10,185            $10,336          $10,340

5/31/95           $10,293            $10,429          $10,450

6/30/95           $10,352            $10,488          $10,510

7/31/95           $10,392            $10,540          $10,550

8/31/95           $10,451            $10,590          $10,610

9/30/95           $10,500            $10,634          $10,660

10/31/95          $10,559            $10,698          $10,720

11/30/95          $10,638            $10,762          $10,800

12/31/95          $10,706            $10,822          $10,869

1/31/96           $10,778            $10,891          $10,942

2/29/96           $10,778            $10,904          $10,942

3/31/96           $10,809            $10,934          $10,974

4/30/96           $10,836            $10,972          $11,001

5/31/96           $10,872            $11,012          $11,038

6/30/96           $10,934            $11,070          $11,101

7/31/96           $10,991            $11,112          $11,159

8/31/96           $11,030            $11,184          $11,198

9/30/96           $11,112            $11,240          $11,281

10/31/96          $11,196            $11,323          $11,366

11/30/96          $11,258            $11,379          $11,430

12/31/96          $11,290            $11,417          $11,462

1/31/97           $11,334            $11,474          $11,506

2/28/97           $11,374            $11,515          $11,547

3/31/97           $11,392            $11,544          $11,566

4/30/97           $11,491            $11,613          $11,666

5/31/97           $11,551            $11,685          $11,727

6/30/97           $11,614            $11,754          $11,791

7/31/97           $11,740            $11,838          $11,919

8/31/97           $11,748            $11,875          $11,927

9/30/97           $11,839            $11,938          $12,019

10/31/97          $11,925            $12,004          $12,107

11/30/97          $11,954            $12,039          $12,124

12/31/97          $12,020            $12,097          $12,203

1/31/98           $12,108            $12,175          $12,293

2/28/98           $12,150            $12,205          $12,335

3/31/98           $12,187            $12,269          $12,373

4/30/98           $12,244            $12,326          $12,431

5/31/98           $12,288            $12,376          $12,463

6/30/98           $12,344            $12,435          $12,533

7/31/98           $12,406            $12,494          $12,595

8/31/98           $12,508            $12,594          $12,699

9/30/98           $12,613            $12,597          $12,805

10/31/98          $12,645            $12,763          $12,838

11/30/98          $12,667            $12,754          $12,860

12/31/98          $12,725            $12,809          $12,907

1/31/99           $12,750            $12,854          $12,944

2/28/99           $12,749            $12,861          $12,944

3/31/99           $12,823            $12,939          $13,019

4/30/99           $12,871            $12,986          $13,068

5/31/99           $12,870            $13,020          $13,079

6/30/99           $12,911            $13,075          $13,109

7/31/99           $12,956            $13,129          $13,154

8/31/99           $12,986            $13,169          $13,184

9/30/99           $13,058            $13,238          $13,257

10/31/99          $13,080            $13,270          $13,279

11/30/99          $13,106            $13,297          $13,307

--------------------------------------------------------------------------------
(3) Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Effective close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to May 2, 1996 reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges. Performance shown for Class B shares for periods prior to May 17, 1996 reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 1.50%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period.
    Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's current prospectus.
(4) Merrill Lynch Treasury Bill One-Year Index is the unmanaged measure of the performance of the one-year Treasury Bill. You cannot invest directly in an Index.
(5) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's prospectus and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The chart compares the performance of the Wells Fargo Stable Income Fund Class A shares since inception with the Merrill Lynch Treasury Bill One-Year Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. The Fund is a professionally managed mutual fund.
(9)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE RATE GOVERNMENT FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Variable Rate Government Fund seeks a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGERS
  Paul Single
  Scott Smith, CFA

INCEPTION DATE
  11/1/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 1.47%(1) for the five-month period ended November 30, 1999, excluding sales charges. The Fund underperformed its benchmark, the Lipper Adjustable Rate Mortgage (ARM) Funds Average(2) , which returned 4.09% for the period. The Fund's Class A shares distributed $0.18 per share in dividend income and no capital gains. Please keep in mind that past performance is no guarantee of future results.
   The Fund underperformed its benchmark due to a slightly longer duration during the period, as a result of rising interest rates and higher levels of prepayments than expected within the portfolio. Prepayments for ARMs frequently rise with increases in interest rates as a result of homeowners refinancing into fixed-rate products, in order to lock into a rate before further interest rate increases in their adjustable product occurs.
   During the period, the Federal Reserve Board, prompted by continued domestic growth, raised interest rates twice. These changes returned interest rates to levels they had been prior to the liquidity crisis of 1998. Some commodity prices, such as oil, did increase, but other economic measures showed that rates of inflation growth remained tame. Rising interest rates reduced the Fund's return during the period. The Fund had a slightly longer duration profile than its peers.
   The Fund's holdings in adjustable rate mortgages were decreased during the period, and it was slightly underweight in this category relative to other funds in its peer group. In the event of any slight increases of rates, this adjustment may shelter the Fund from increased prepayments.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund is expected to continue emphasizing "seasoned bonds," meaning homeowners who hold these loans have had several opportunities to refinance and have not. These loans offer high levels of income and are less sensitive to changes in interest rates.
   Continued economic growth is expected during 2000, but that growth may not be accompanied by stable rates of inflation. In the event of a slight economic slowdown, interest rates may turn and begin to decline in 2000, which may have a negative affect on Fund performance.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
(2) The Lipper Adjustable Rate Mortgage Funds Average is an average of 30 funds that invest at least 65% of their assets in adjustable rate mortgage securities or other securities collaterized by or representing an interest in mortgages. The total return of the of the average does not include the effect of sales charges. You cannot invest directly in a Lipper average.
16

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                                                                                           Including Sales
                                                         Excluding Sales Charge                 Charge
                                                    ---------------------------------    --------------------
                                                                              Since                                Since
                                                     1-Year      5-Year     Inception     1-Year      5-Year     Inception
VARIABLE RATE GOVERNMENT FUND
  CLASS A                                             2.65        4.55         4.36       (1.98)       3.58         3.83
LIPPER ADJUSTABLE RATE MORTGAGE FUNDS AVERAGE         4.72        5.77
LEHMAN BROTHERS ADJUSTABLE RATE MORTAGES
  INDEX(4)                                            4.77        7.31

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                    0%
NUMBER OF HOLDINGS                    17
AVERAGE CREDIT QUALITY(5)            Agy
WEIGHTED AVERAGE COUPON              6.39
ESTIMATED WEIGHTED AVERAGE
  MATURITY                          16.75
ESTIMATED AVERAGE DURATION           1.05
NAV (A)                              8.91
DISTRIBUTION RATE(6) (A)            4.82%
SEC YIELD(7) (A)                    4.66%

  PORTFOLIO ALLOCATION(9)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Federal Agencies  96%

Cash Equivalents   4%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WELLS FARGO VARIABLE    LEHMAN BROTHERS
           RATE GOVERNMENT FUND -     ARM'S INDEX
                   CLASS A

Inception                   $9,550          $10,000

Nov-90                      $9,726          $10,086

Dec-90                      $9,813          $10,197

Jan-91                      $9,929          $10,291

Feb-91                     $10,026          $10,360

Mar-91                     $10,062          $10,432

Apr-91                     $10,112          $10,527

May-91                     $10,224          $10,587

Jun-91                     $10,234          $10,635

Jul-91                     $10,292          $10,719

Aug-91                     $10,370          $10,847

Sep-91                     $10,456          $10,947

Oct-91                     $10,510          $11,057

Nov-91                     $10,573          $11,163

Dec-91                     $10,657          $11,309

Jan-92                     $10,708          $11,381

Feb-92                     $10,747          $11,409

Mar-92                     $10,764          $11,364

Apr-92                     $10,823          $11,487

May-92                     $10,890          $11,590

Jun-92                     $10,955          $11,711

Jul-92                     $11,019          $11,762

Aug-92                     $11,071          $11,862

Sep-92                     $11,099          $11,927

Oct-92                     $11,059          $11,829

Nov-92                     $11,085          $11,846

Dec-92                     $11,108          $11,958

Jan-93                     $11,162          $12,080

Feb-93                     $11,236          $12,186

Mar-93                     $11,288          $12,241

Apr-93                     $11,330          $12,313

May-93                     $11,361          $12,343

Jun-93                     $11,448          $12,472

Jul-93                     $11,514          $12,530

Aug-93                     $11,577          $12,605

Sep-93                     $11,608          $12,607

Oct-93                     $11,615          $12,612

Nov-93                     $11,597          $12,578

Dec-93                     $11,648          $12,673

Jan-94                     $11,712          $12,758

Feb-94                     $11,693          $12,717

Mar-94                     $11,614          $12,616

Apr-94                     $11,547          $12,549

May-94                     $11,456          $12,539

Jun-94                     $11,472          $12,567

Jul-94                     $11,465          $12,644

Aug-94                     $11,496          $12,706

Sep-94                     $11,444          $12,654

Oct-94                     $11,407          $12,643

Nov-94                     $11,263          $12,608

Dec-94                     $11,204          $12,674

Jan-95                     $11,304          $12,884

Feb-95                     $11,407          $13,143

Mar-95                     $11,492          $13,206

Apr-95                     $11,557          $13,346

May-95                     $11,663          $13,562

Jun-95                     $11,687          $13,618

Jul-95                     $11,752          $13,667

Aug-95                     $11,809          $13,676

Sep-95                     $11,853          $13,773

Oct-95                     $11,921          $13,859

Nov-95                     $12,026          $13,977

Dec-95                     $12,066          $14,083

Jan-96                     $12,157          $14,181

Feb-96                     $12,144          $14,213

Mar-96                     $12,118          $14,238

Apr-96                     $12,141          $14,257

May-96                     $12,167          $14,298

Jun-96                     $12,248          $14,400

Jul-96                     $12,277          $14,470

Aug-96                     $12,333          $14,557

Sep-96                     $12,428          $14,669

Oct-96                     $12,476          $14,836

Nov-96                     $12,550          $14,979

Dec-96                     $12,598          $15,027

Jan-97                     $12,658          $15,114

Feb-97                     $12,717          $15,198

Mar-97                     $12,768          $15,227

Apr-97                     $12,869          $15,346

May-97                     $12,945          $15,441

Jun-97                     $13,020          $15,543

Jul-97                     $13,067          $15,677

Aug-97                     $13,066          $15,718

Sep-97                     $13,135          $15,847

Oct-97                     $13,206          $15,951

Nov-97                     $13,221          $15,956

Dec-97                     $13,282          $16,064

Jan-98                     $13,313          $16,172

Feb-98                     $13,353          $16,208

Mar-98                     $13,415          $16,316

Apr-98                     $13,460          $16,386

May-98                     $13,528          $16,465

Jun-98                     $13,570          $16,547

Jul-98                     $13,583          $16,612

Aug-98                     $13,655          $16,698

Sep-98                     $13,697          $16,790

Oct-98                     $13,664          $16,782

Nov-98                     $13,704          $16,872

Dec-98                     $13,758          $16,911

Jan-99                     $13,813          $17,006

Feb-99                     $13,742          $17,081

Mar-99                     $13,853          $17,183

Apr-99                     $13,901          $17,248

May-99                     $13,874          $17,273

Jun-99                     $13,864          $17,298

Jul-99                     $13,856          $17,337

Aug-99                     $13,833          $17,350

Sep-99                     $13,983          $17,512

Oct-99                     $14,025          $17,598

Nov-99                     $14,067          $17,677

--------------------------------------------------------------------------------
(3) Performance shown for the Class A shares of the Wells Fargo Variable Rate Government Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Variable Rate Government Fund, its predecessor fund. Effective close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Variable Rate Government Fund, a predecessor portfolio with the same investment objective and policies as the Fund.
(4) Merrill Lynch Treasury Bill One-Year Index is the unmanaged measure of the performance of the one-year Treasury Bill. You cannot invest directly in an Index.
(5) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's prospectus and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The chart compares the performance of the Wells Fargo Variable Rate Government Fund Class A shares since inception with the Lehman Brothers Adjustable Rate Mortgages (ARM) Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(9)  Portfolio holdings are subject to change.

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL                  SECURITY DESCRIPTION                 INTEREST RATE  MATURITY DATE     VALUE
FOREIGN GOVERNMENTS - 4.26%
$  100,000  PROVINCE OF QUEBEC                                         8.80%       04/15/03   $   105,970
   130,000  REPUBLIC OF ARGENTINA                                     11.00        10/09/06       124,475
   115,000  REPUBLIC OF COLOMBIA                                       9.75        04/23/09       102,063
   340,000  REPUBLIC OF POLAND                                         7.13        07/01/04       338,300
   130,000  UNITED MEXICAN STATES                                      8.63        03/12/08       123,500

                                                                                                  794,308
TOTAL FOREIGN GOVERNMENTS (COST $809,330)
                                                                                              -----------
CORPORATE BONDS & NOTES - 77.46%
AEROSPACE - 3.68%
   605,000  LOCKHEED MARTIN CORPORATION                                8.50        12/01/29       596,681
   100,000  RAYTHEON CORPORATION                                       6.55        03/15/10        90,125

                                                                                                  686,806
                                                                                              -----------
APPAREL & ACCESSORY STORES - 3.05%
   100,000  DAYTON HUDSON CORPORATION                                  7.25        09/01/04        99,875
   500,000  SAKS INCORPORATED                                          7.00        07/15/04       468,750

                                                                                                  568,625
                                                                                              -----------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.62%
   500,000  JONES APPAREL GROUP                                        7.88        06/15/06       489,375
                                                                                              -----------
BUSINESS SERVICES - 2.11%
   400,000  CENDANT CORPORATION                                        7.75        12/01/03       394,500
                                                                                              -----------
COMMERCIAL SERVICES - 1.71%
   200,000  CSC HOLDINGS INCORPORATED                                  9.88        05/15/06       208,000
   100,000  CSC HOLDINGS INCORPORATED                                 10.50        05/15/16       110,500

                                                                                                  318,500
                                                                                              -----------
COMMUNICATIONS - 2.95%
   100,000  ADELPHIA COMMUNICATIONS CORPORATION                        9.88        03/01/07       102,375
   250,000  BRESNAN COMMUNICATIONS GROUP                               8.00        02/01/09       250,625
   100,000  CABLE & WIRELESS COMMUNICATIONS                            6.75        03/06/08       100,875
   100,000  CENTURY COMMUNICATIONS CORPORATION                         8.88        01/15/07        97,250

                                                                                                  551,125
                                                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.55%
   300,000  ENSERCH CORPORATION                                        6.56        07/01/05       289,875
                                                                                              -----------
FINANCIAL SERVICES - 10.13%
   100,000  ASSOCIATES CORPORATION OF NORTH AMERICA                    6.73        09/30/02        99,895
   300,000  CITICORP CAPITAL II                                        8.02        02/15/27       284,625
   100,000  GENERAL MOTORS ACCEPTANCE CORPORATION                      6.13        01/22/08        92,375
   481,000  HOMESIDE INTERNATIONAL INCORPORATED                       11.25        05/15/03       549,543
   500,000  MIDAMERICAN FUNDING LLC                                    6.34        03/01/09       455,000
   100,000  SEARS DISCOVER CREDIT CORPORATION SERIES II                9.14        03/13/12       113,825
   300,000  TRANSAMERICA FINANCE CORPORATION                           6.13        11/01/01       295,500

                                                                                                1,890,763
                                                                                              -----------
FOOD & KINDRED PRODUCTS - 2.46%
   500,000  PEPSI BOTTLING GROUP                                       7.00        03/01/29       459,375
                                                                                              -----------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL                  SECURITY DESCRIPTION                 INTEREST RATE  MATURITY DATE     VALUE
HEALTH SERVICES - 0.98%
$  200,000  TENET HEALTHCARE CORPORATION                               8.13%       12/01/08   $   183,500
                                                                                              -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.64%
   125,000  SUN INTERNATIONAL HOTELS LIMITED                           9.00        03/15/07       120,313
                                                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.30%
   250,000  APPLIED POWER INCORPORATED                                 8.75        04/01/09       242,500
   100,000  INTERNATIONAL BUSINESS MACHINES                            8.38        11/01/19       111,375
   300,000  TYCO INTERNATIONAL GROUP SA                                6.88        01/15/29       261,375

                                                                                                  615,250
                                                                                              -----------
INSURANCE CARRIERS - 2.78%
   700,000  FREMONT GENERAL CORPORATION                                7.88        03/17/09       518,000
                                                                                              -----------
MEDIA - 2.52%
   200,000  NEWS AMERICA HOLDINGS INCORPORATED                         6.70        05/21/04       195,000
   250,000  NEWS AMERICA HOLDINGS INCORPORATED                         9.25        02/01/13       275,937

                                                                                                  470,937
                                                                                              -----------
MISCELLANEOUS RETAIL - 2.75%
   200,000  FRONTIERVISION OPERATING PARTNERS                         11.00        10/15/06       211,500
   250,000  K-MART CORPORATION                                         8.25        01/01/22       220,938
   250,000  VISTA EYECARE INCORPORATED                                12.75        10/15/05        80,625

                                                                                                  513,063
                                                                                              -----------
MOTION PICTURES - 4.90%
   250,000  CARMIKE CINEMAS INCORPORATED                               9.38        02/01/09       240,000
   250,000  CINEMARK USA INCORPORATED                                  9.63        08/01/08       235,625
   250,000  LOEWS CINEPLEX ENTERTAINMENT                               8.88        08/01/08       232,500
   250,000  REGAL CINEMAS INCORPORATED                                 9.50        06/01/08       205,313

                                                                                                  913,438
                                                                                              -----------
OIL & GAS EXTRACTION - 5.11%
   500,000  PENNZOIL-QUAKER STATE                                      7.38        04/01/29       451,875
   500,000  PETROLEUM GEO SERVICES                                     8.15        07/15/29       501,250

                                                                                                  953,125
                                                                                              -----------
PRIMARY METAL INDUSTRIES - 4.02%
   400,000  KINDER MORGAN INCORPORATED                                 6.80        03/01/08       378,500
   400,000  TRANS-CANADA PIPELINES                                     6.49        01/21/09       371,000

                                                                                                  749,500
                                                                                              -----------
REAL ESTATE - 3.80%
   250,000  D. R. HORTON INCORPORATED                                  8.00        02/01/09       225,625
   200,000  D. R. HORTON INCORPORATED                                 10.00        04/15/06       201,000
   300,000  ERP OPERATING LIMITED PARTNERSHIP                          6.63        04/13/15       282,785

                                                                                                  709,410
                                                                                              -----------
REAL ESTATE INVESTMENT TRUSTS - 5.19%
   490,000  CAMDEN PROPERTIES TRUST                                    6.63        02/15/01       484,483
   500,000  MACK-CALI REALTY L.P.                                      7.00        03/15/04       483,125

                                                                                                  967,608
                                                                                              -----------

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL                  SECURITY DESCRIPTION                 INTEREST RATE  MATURITY DATE     VALUE
TELECOMMUNICATIONS - 4.69%
$  400,000  TELE COMMUNICATIONS INCORPORATED                           7.88%       02/15/26   $   409,000
   500,000  TELEGLOBE INCORPORATED                                     7.20        07/20/09       465,625

                                                                                                  874,625
                                                                                              -----------
TOBACCO PRODUCTS - 2.44%
   500,000  IMPERIAL TOBACCO OVERSEAS                                  7.13        04/01/09       455,625
                                                                                              -----------
TRANSPORTATION - 3.05%
   300,000  CHRYSLER CORPORATION                                       7.45        02/01/97       286,500
   300,000  UNION PACIFIC CORPORATION                                  6.63        02/01/08       282,375

                                                                                                  568,875
                                                                                              -----------
WHOLESALE TRADE-NONDURABLE GOODS - 1.03%
   200,000  MARSH SUPERMARKETS INCORPORATED                            8.88        08/01/07       191,500
                                                                                              -----------

                                                                                               14,453,713
TOTAL CORPORATE BONDS & NOTES (COST $15,677,827)
                                                                                              -----------
U.S. GOVERNMENT AGENCY SECURITIES - 6.18%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.18%
 1,156,281  FNMA POOL #513615 (COST $1,150,861)                        7.50        09/01/29     1,154,257
                                                                                              -----------
U.S. TREASURY SECURITIES - 9.27%
U.S. TREASURY BONDS - 3.41%
   750,000  U.S. TREASURY BONDS                                        5.25        02/15/29       636,683
                                                                                              -----------
U.S. TREASURY NOTES - 5.86%
   800,000  U.S. TREASURY NOTES                                        6.00        08/15/09       789,872
   300,000  U.S. TREASURY NOTES                                        6.50        05/15/05       303,798

                                                                                                1,093,670
                                                                                              -----------

                                                                                                1,730,353
TOTAL U.S. TREASURY SECURITIES (COST $1,742,811)
                                                                                              -----------
SHORT-TERM INSTRUMENTS - 1.29%
REPURCHASE AGREEMENTS - 1.29%
   240,000  GOLDMAN SACHS POOLED REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S. GOVERNMENT SECURITIES (COST
            $240,000)                                                  5.58        12/01/99       240,000
                                                                                              -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $19,620,828)* (NOTES 1 AND 3)         98.46% $18,372,631
OTHER ASSETS AND LIABILITIES, NET            1.54      287,602
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $18,660,233
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $   25,287
GROSS UNREALIZED DEPRECIATION                       (1,273,484)
                                                    ----------
NET UNREALIZED DEPRECIATION                         $(1,248,197)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT                                      SECURITY DESCRIPTION                                             VALUE
         N/A            WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                       $ 92,546,248
         N/A            WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                         61,629,075
         N/A            WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                         30,922,863

                                                                                                          185,098,186
TOTAL INVESTMENTS IN CORE PORTFOLIOS (99.30%) (COST $190,241,301)
                                                                                                         ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $190,241,301)*                                             99.30%   $185,098,186
OTHER ASSETS AND LIABILITIES, NET                                 0.70       1,303,915
                                                                ------    ------------
TOTAL NET ASSETS                                                100.00%   $186,402,101
                                                                ------    ------------

                    *   COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
                        FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION
                        CONSISTS OF:



GROSS UNREALIZED APPRECIATION                                 $         0
GROSS UNREALIZED DEPRECIATION                                  (5,143,115)
                                                              -----------
NET UNREALIZED DEPRECIATION                                   $(5,143,115)

SEE NOTES TO SCHEDULES OF INVESTMENTS

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                   SECURITY DESCRIPTION                      INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 4.04%
     $ 1,161,000        AESOP FUNDING II LLC SERIES 1998-1 A+                               6.14%       05/20/06      $  1,114,897
         581,000        CHASE CREDIT CARD MASTER TRUST SERIES 1999-3A+                      6.66        01/15/07           577,709
       1,355,000        CHEVY CHASE MASTER CREDIT CARD TRUST SERIES 1999 CLASS A+           5.81        10/16/06         1,357,304
         968,000        FHLMC SERIES T-20 CLASS A6                                          7.49        09/25/29           981,102
         935,921        FIRST PLUS HOME LOAN TRUST SERIES 1996-2 A5+                        7.47        02/20/11           943,502
       1,557,367        FIRST USA CONSUMER TRUST CLASS A                                    6.50        09/15/02         1,553,474
       7,000,000        GREEN TREE FINANCIAL CORPORATION SERIES 1997-6 A7                   7.14        01/15/29         6,967,590
       1,097,904        GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 A8                   6.86        07/15/29         1,048,268
         774,000        LOOP FUNDING MASTER TRUST I SERIES 1997-AER CLASS B1+               5.86        12/26/07           768,195
         774,000        OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1995-A CLASS
                        A3                                                                  7.10        09/15/20           763,745
         774,000        RENTAL CAR FINANCE CORPORATION SERIES 1997-1 B3+                    6.70        09/25/07           733,123
         355,669        SEQUOIA MORTGAGE TRUST SERIES 2 CLASS A1+                           5.82        10/25/24           353,977
       1,355,000        VAN KAMPEN CLO-I+                                                   6.48        10/08/07         1,362,744

                                                                                                                        18,525,630
TOTAL ASSET BACKED SECURITIES (COST $18,895,701)
                                                                                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.29%
         728,626        AMBS SERIES CS-1012 1+                                              7.06        07/25/02           728,170
         581,000        SACO I INCORPORATED SERIES 1997-2 CLASS 1A2+                        7.00        08/25/36           578,277

                                                                                                                         1,306,447
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,356,998)
                                                                                                                      ------------
CORPORATE BONDS & NOTES - 44.23%
AMUSEMENT & RECREATION SERVICES - 0.04%
         194,000        IMAX CORPORATION                                                    7.88        12/01/05           179,935
                                                                                                                      ------------
APPAREL & ACCESSORY STORES - 0.16%
         774,000        KOHLS CORPORATION                                                   6.70        02/01/06           741,105
                                                                                                                      ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.25%
         774,000        LEVI STRAUSS & COMPANY                                              6.80        11/01/03           638,550
         541,000        TOMMY HILFIGER                                                      6.50        06/01/03           517,331

                                                                                                                         1,155,881
                                                                                                                      ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.15%
         774,000        PEP BOYS                                                            6.71        11/03/04           685,958
                                                                                                                      ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.11%
       5,000,000        HERTZ CORPORATION                                                   7.63        08/15/07         5,100,000
                                                                                                                      ------------
BUSINESS SERVICES - 2.21%
       4,500,000        FIRST DATA CORPORATION                                              6.38        12/15/07         4,280,625
       5,968,000        ORACLE CORPORATION                                                  6.72        02/15/04         5,848,640

                                                                                                                        10,129,265
                                                                                                                      ------------
CHEMICALS & ALLIED PRODUCTS - 2.57%
       5,000,000        E. I. DU PONT DE NEMOURS & COMPANY                                  6.88        10/15/09         4,918,750
         774,000        IMC GLOBAL INCORPORATED                                             7.63        11/01/05           761,423
       6,800,000        MERCK & COMPANY INCORPORATED                                        6.40        03/01/28         6,111,500

                                                                                                                        11,791,673
                                                                                                                      ------------
COMMUNICATIONS - 2.29%
       3,000,000        AT&T CAPITAL CORPORATION                                            6.75        12/01/00         3,015,000
       4,500,000        LCI INTERNATIONAL INCORPORATED                                      7.25        06/15/07         4,376,250
         290,000        QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                     7.50        11/01/08           286,375

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
COMMUNICATIONS (continued)
     $ 3,000,000        TELEGLOBE INCORPORATED                                              7.20%       07/20/09      $  2,793,750

                                                                                                                        10,471,375
                                                                                                                      ------------
DEPOSITORY INSTITUTIONS - 7.72%
       3,500,000        BANK UNITED CORPORATION                                             8.00        03/15/09         3,290,000
       4,500,000        BANKBOSTON CORPORATION                                              6.88        07/15/03         4,477,500
       3,000,000        BANKERS TRUST NEW YORK COMPANY                                      7.38        05/01/08         2,973,750
         774,000        DEPOSIT GUARANTY CORPORATION                                        7.25        05/01/06           750,780
         774,000        FARMERS EXCHANGE CAPITAL                                            7.20        07/15/48           648,225
         968,000        FIRST BANK SYSTEMS INCORPORATED                                     8.00        07/02/04           993,410
       5,000,000        KEY BANK NA                                                         6.50        04/15/08         4,643,750
         250,000        MIDLAND BANK PLC                                                    6.95        03/15/11           237,813
       5,000,000        NATIONSBANK CORPORATION                                             7.80        09/15/16         4,962,500
         861,000        OLD KENT FINANCIAL CORPORATION                                      6.63        11/15/05           831,941
       5,000,000        PNC BANK CORPORATION                                                6.50        05/01/08         4,687,500
       4,500,000        PROVIDIAN NATIONAL BANK                                             6.65        02/01/04         4,308,750
       2,500,000        SOCIETY CORPORATION                                                 8.13        06/15/02         2,565,625

                                                                                                                        35,371,544
                                                                                                                      ------------
EATING & DRINKING PLACES - 0.04%
         203,000        ARAMARK CORPORATION                                                 6.75        08/01/04           193,611
                                                                                                                      ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.39%
         194,000        CALPINE CORPORATION                                                 7.63        04/15/06           184,785
         147,000        NIAGARA MOHAWK POWER                                                7.38        07/01/03           146,816
         725,000        TEXAS UTILITIES COMPANY                                             6.20        10/01/02           710,500
         774,000        WILLIAMS COMPANIES INCORPORATED                                     6.13        02/15/02           754,650

                                                                                                                         1,796,751
                                                                                                                      ------------
FINANCIAL SERVICES - 0.29%
         774,000        GENFIANCE LUXEMBOURG SA +                                           6.14        05/29/04           772,452
         541,000        POTOMAC CAPITAL INVESTMENT                                          7.05        10/02/01           534,914

                                                                                                                         1,307,366
                                                                                                                      ------------
FOOD & KINDRED PRODUCTS - 1.53%
       4,000,000        ANHEUSER BUSCH COMPANIES                                            9.00        12/01/09         4,525,000
       1,500,000        FLOWERS INDUSTRIES INCORPORATED                                     7.15        04/15/28         1,310,625
         387,000        NABISCO INCORPORATED                                                6.00        02/15/01           381,679
         774,000        WHITMAN CORPORATION                                                 7.29        09/15/26           776,903

                                                                                                                         6,994,206
                                                                                                                      ------------
FOREIGN DEPOSITORY INSTITUTIONS - 1.26%
       3,000,000        BAYERISCHE LANDESBANK NEW YORK                                      6.20        02/09/06         2,820,000
       3,000,000        KOREA DEVELOPMENT BANK                                              7.13        04/22/04         2,925,000

                                                                                                                         5,745,000
                                                                                                                      ------------
GENERAL MERCHANDISE STORES - 0.98%
       5,000,000        SAKS INCORPORATED                                                   7.50        12/01/10         4,493,750
                                                                                                                      ------------
HEALTH SERVICES - 0.08%
         387,000        TENET HEALTHCARE CORPORATION                                        7.88        01/15/03           374,423
                                                                                                                      ------------

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.04%
     $   194,000        HMH PROPERTIES SERIES A                                             7.88%       08/01/05      $    179,935
                                                                                                                      ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.12%
         968,000        APPLIED MATERIALS INCORPORATED                                      7.00        09/06/05           941,380
       6,861,000        DELL COMPUTER CORPORATION                                           7.10        04/15/28         6,389,306
       4,000,000        IBM CORPORATION                                                     8.38        11/01/19         4,455,000
       6,350,000        IBM CORPORATION                                                     7.50        06/15/13         6,540,500
         581,000        TORO COMPANY                                                        7.13        06/15/07           537,425

                                                                                                                        18,863,611
                                                                                                                      ------------
INDUSTRIAL SERVICES - 0.58%
       3,000,000        GRUMA SA DE CV                                                      7.63        10/15/07         2,647,500
                                                                                                                      ------------
INSURANCE CARRIERS - 2.72%
       6,500,000        AMBAC INCORPORATED                                                  9.38        08/01/11         7,572,500
       1,161,000        EQUITABLE LIFE ASSURANCE SOCIETY                                    6.95        12/01/05         1,130,524
         968,000        LINCOLN NATIONAL CORPORATION                                        7.25        05/15/05           959,530
         968,000        REINSURANCE GROUP OF AMERICA INCORPORATED                           7.25        04/01/06           899,030
         968,000        RELIASTAR FINANCIAL CORPORATION                                     7.13        03/01/03           955,900
         968,000        TERRA NOVA (U.K.) HOLDINGS                                          7.20        08/15/07           937,750

                                                                                                                        12,455,234
                                                                                                                      ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.25%
         774,000        BAUSCH & LOMB INCORPORATED                                          6.75        12/15/04           747,878
         387,000        MALLINCKRODT INCORPORATED                                           6.30        03/15/01           381,195

                                                                                                                         1,129,073
                                                                                                                      ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.66%
       4,500,000        DRESDNER FUNDING TRUST I                                            8.15        06/30/31         4,314,375
       5,000,000        GENERAL ELECTRIC CAPITAL CORPORATION                                8.63        06/15/08         5,468,750
       6,000,000        GENERAL ELECTRIC CAPITAL CORPORATION                                8.70        02/15/03         6,322,500
         677,000        PRUDENTIAL INSURANCE COMPANY                                        7.65        07/01/07           672,769

                                                                                                                        16,778,394
                                                                                                                      ------------
OIL & GAS EXTRACTION - 0.16%
         387,000        GULF CANADA RESOURCES LTD.                                          8.35        08/01/06           377,809
         387,000        R&B FALCON CORPORATION                                              6.75        04/15/05           342,495

                                                                                                                           720,304
                                                                                                                      ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.87%
       4,000,000        CHEVRON CORPORATION                                                 6.63        10/01/04         3,975,000
                                                                                                                      ------------
PRIMARY METAL INDUSTRIES - 0.91%
         290,000        AK STEEL CORPORATION                                                9.13        12/15/06           295,075
         194,000        CSC HOLDINGS INCORPORATED                                           7.25        07/15/08           183,815
       4,000,000        CSC HOLDINGS INCORPORATED                                           7.63        07/15/18         3,690,000

                                                                                                                         4,168,890
                                                                                                                      ------------
REAL ESTATE - 1.22%
         194,000        GOLDEN STATE HOLDINGS                                               7.13        08/01/05           177,995
       4,500,000        ROUSE COMPANY                                                       8.50        01/15/03         4,533,750

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
REAL ESTATE (continued)
     $   968,000        SUSA PARTNERSHIP LP                                                 8.20%       06/01/17      $    869,990

                                                                                                                         5,581,735
                                                                                                                      ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.88%
       1,161,000        CHARLES SCHWAB CORPORATION                                          6.88        09/02/03         1,149,390
       7,000,000        GOLDMAN SACHS GROUP                                                 7.35        10/01/09         6,938,750
       5,000,000        LEHMAN BROTHERS HOLDINGS INCORPORATED                               8.50        08/01/15         5,125,000

                                                                                                                        13,213,140
                                                                                                                      ------------
TECHNOLOGY - 0.37%
       1,819,000        MASSACHUSETTS INSTITUTE OF TECHNOLOGY                               7.25        11/02/96         1,698,491
                                                                                                                      ------------
TOBACCO PRODUCTS - 1.00%
       5,000,000        IMPERIAL TOBACCO OVERSEAS                                           7.13        04/01/09         4,556,250
                                                                                                                      ------------
TRANSPORTATION BY AIR - 0.77%
       1,027,000        CONTINENTAL AIRLINES                                                6.80        07/02/07           973,083
         752,000        FEDERAL EXPRESS SERIES 97-B                                         7.52        01/15/18           736,178
         271,000        NORTHWEST AIRLINES CORPORATION                                      6.81        02/01/20           239,740
         387,000        NORTHWEST AIRLINES CORPORATION                                      8.38        03/15/04           357,975
       1,200,000        SOUTHWEST AIRLINES COMPANY                                          7.88        09/01/07         1,234,500

                                                                                                                         3,541,476
                                                                                                                      ------------
TRANSPORTATION EQUIPMENT - 2.25%
       5,000,000        FEDERAL-MOGUL CORPORATION                                           7.75        07/01/06         4,643,750
         194,000        FEDERAL-MOGUL CORPORATION                                           7.50        07/01/04           183,572
       3,000,000        FORD MOTOR COMPANY                                                  7.45        07/16/31         2,936,250
       3,000,000        FORD MOTOR COMPANY                                                  6.38        02/01/29         2,565,000

                                                                                                                        10,328,572
                                                                                                                      ------------
UTILITY-ELECTRIC - 0.08%
         387,000        CALENERGY COMPANY INCORPORATED                                      7.23        09/15/05           381,195
                                                                                                                      ------------
WATER TRANSPORTATION - 0.33%
       1,161,000        ROYAL CARRIBBEAN CRUISES                                            7.13        09/18/02         1,152,292
          88,000        TEEKAY SHIPPING CORPORATION                                         8.32        02/01/08           348,230

                                                                                                                         1,500,522
                                                                                                                      ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.95%
       4,500,000        STAPLES INCORPORATED                                                7.13        08/15/07         4,370,624
                                                                                                                      ------------

                                                                                                                       202,621,789
TOTAL CORPORATE BONDS & NOTES (COST $214,343,702)
                                                                                                                      ------------
MUNICIPAL BONDS & NOTES - 1.55%
       4,000,000        DENVER CO CITY AND COUNTY SD #1 EDUCATIONAL FACILITIES RV
                        TAXABLE PENSION SCHOOL FACILITIES LEASE AMBAC INSURED               6.49        12/15/02         3,970,000
         774,000        HUDSON COUNTY NJ IMPORT AUTHORITY FACILITIES LEASING RV FSA
                        INSURED                                                             7.40        12/01/25           746,910
       1,223,000        NEW YORK NY GO BONDS                                                6.10        08/01/01         1,210,770
         405,000        WASHINGTON STATE GO BONDS STATE HOUSING TRUST FUND SERIES T         6.60        01/01/03           403,481
         778,000        WESTERN MINNESOTA POWER AGENCY RV SERIES A AMBAC INSURED            6.33        01/01/02           771,193

                                                                                                                         7,102,354
TOTAL MUNICIPAL BONDS & NOTES (COST $7,268,972)
                                                                                                                      ------------
U.S. GOVERNMENT AGENCY SECURITIES - 22.83%

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.15%
     $   100,000        FHLMC                                                               7.05%       06/08/05      $     98,214
       6,656,953        FHLMC #C26620                                                       6.50        05/01/29         6,353,196
       1,002,577        FHLMC #786702+                                                      5.79        06/01/29           987,539
       5,898,460        FHLMC #C80461                                                       7.00        12/01/26         5,769,402
       5,949,613        FHLMC #E00732                                                       6.50        09/01/14         5,815,747

                                                                                                                        19,024,098
                                                                                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.29%
       4,740,000        FNMA                                                                6.25        05/15/29         4,301,550
       2,844,000        FNMA                                                                6.16        08/07/28         2,543,389
         968,000        FNMA                                                                6.00        05/15/08           919,368
       4,958,865        FNMA                                                                7.50        09/01/29         4,946,468
       6,711,579        FNMA #253008                                                        8.00        11/01/29         6,811,964
           1,512        FNMA #303414                                                        6.50        07/01/02             1,486
         954,682        FNMA #380268                                                        6.17        08/01/08           899,395
       8,453,818        FNMA #398325                                                        6.00        04/01/28         7,838,211
         710,009        FNMA #408118                                                        6.50        01/01/28           676,944
         894,564        FNMA #415414                                                        6.50        02/01/28           852,904
       1,427,538        FNMA #415714                                                        6.00        04/01/28         1,319,580
         537,492        FNMA #417648                                                        6.00        02/01/13           513,305
       1,873,447        FNMA #429604                                                        6.00        06/01/28         1,731,768
       4,827,181        FNMA #449466                                                        6.50        11/01/28         4,602,379
       4,736,697        FNMA #454390                                                        6.00        12/01/28         4,391,771
       3,839,812        FNMA #455607                                                        6.00        12/01/28         3,560,196
       1,109,473        FNMA #486524                                                        6.50        02/01/29         1,054,207
       4,775,443        FNMA #492910+                                                       7.50        01/01/29         4,763,505

                                                                                                                        51,728,390
                                                                                                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.39%
       4,999,696        GNMA                                                                7.50        11/15/29         4,991,846
       9,923,543        GNMA #434527                                                        8.00        09/15/29        10,100,282
       1,183,796        GNMA #473918+                                                       7.00        04/15/28         1,156,782
       4,740,109        GNMA #491192                                                        7.00        02/15/29         4,631,940
       3,545,842        GNMA #780626                                                        7.00        08/15/27         3,467,160
       4,659,497        GNMA #780977                                                        7.50        12/15/28         4,655,117
       4,990,595        GNMA II+                                                            7.00        10/20/29         4,854,900

                                                                                                                        33,858,027
                                                                                                                      ------------

                                                                                                                       104,610,515
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $107,670,046)
                                                                                                                      ------------
U.S. TREASURY SECURITIES - 24.36%
U.S. TREASURY BONDS - 14.01%
       4,000,000        U.S. TREASURY BONDS                                                11.88        11/15/03         4,773,000
       3,000,000        U.S. TREASURY BONDS                                                 5.25        02/15/29         2,544,360
       3,019,000        U.S. TREASURY BONDS                                                 6.75        08/15/26         3,103,985
       6,500,000        U.S. TREASURY BONDS                                                 8.13        08/15/21         7,629,895
      12,500,000        U.S. TREASURY BONDS                                                 8.88        08/15/17        15,388,875
       7,000,000        U.S. TREASURY BONDS                                                 7.50        11/15/16         7,624,820
      13,000,000        U.S. TREASURY BONDS                                                10.75        08/15/05        15,712,580

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
U.S. TREASURY BONDS (continued)
     $ 6,500,000        U.S. TREASURY BONDS                                                10.75%       05/15/03      $  7,402,720

                                                                                                                        64,180,235
                                                                                                                      ------------
U.S. TREASURY NOTES - 10.35%
       5,000,000        U.S. TREASURY NOTES                                                 6.00        08/15/09         4,934,900
      11,000,000        U.S. TREASURY NOTES                                                 7.50        05/15/02        11,361,020
       1,000,000        U.S. TREASURY NOTES                                                 7.25        08/15/04         1,042,770
       4,000,000        U.S. TREASURY NOTES                                                 7.50        02/15/05         4,223,480
       4,000,000        U.S. TREASURY NOTES                                                 7.00        07/15/06         4,155,520
       5,000,000        U.S. TREASURY NOTES                                                 9.88        11/15/15         6,573,450
      13,000,000        U.S. TREASURY NOTES                                                 8.13        08/15/19        15,142,140

                                                                                                                        47,433,280
                                                                                                                      ------------

                                                                                                                       111,613,515
TOTAL U.S. TREASURY SECURITIES (COST $115,802,859)
                                                                                                                      ------------

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

SHARES                                      SECURITY DESCRIPTION                                              VALUE
SHORT-TERM INSTRUMENTS - 2.66%
     12,174,602         WELLS FARGO CASH INVESTMENT FUND+X+                                               $ 12,174,602
                                                                                                          ------------

                                                                                                            12,174,602
TOTAL SHORT-TERM INSTRUMENTS (COST $12,174,602)
                                                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $477,512,880)*                                             99.96%   $457,954,852
OTHER ASSETS AND LIABILITIES, NET                                 0.04         191,928
                                                                ------    ------------
TOTAL NET ASSETS                                                100.00%   $458,146,780
                                                                ------    ------------

                    +   THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND
                        FEATURE WHICH REDUCES THE REMAINING MATURITY.
                  +X+   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS
                        FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND.
                        THE FUND DOES NOT PAY ANY INVESTMENT ADVISORY FEE TO THE
                        WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
                    *   COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
                        FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION
                        CONSISTS OF:



GROSS UNREALIZED APPRECIATION                                 $    148,793
GROSS UNREALIZED DEPRECIATION                                  (19,706,821)
                                                              ------------
NET UNREALIZED DEPRECIATION                                   $(19,558,028)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY DESCRIPTION       INTEREST RATE  MATURITY DATE     VALUE
COMMON STOCKS - 4.24%
CHEMICALS & ALLIED PRODUCTS - 0.18%
     2,000  IMPERIAL CHEMICAL INDUSTRIES
            PLC ADR (UK)                                                  $    81,750
                                                                          -----------
FINANCIAL SERVICES - 0.18%
     7,600  INDYMAC MORTGAGE HOLDINGS
            INCORPORATED                                                       84,075
                                                                          -----------
HEALTH SERVICES - 0.98%
     8,000  HEALTH CARE PROPERTY INVESTORS
            INCORPORATED                                                      207,500
    12,000  MEDITRUST CORPORATION                                              78,750
    11,700  NATIONWIDE HEALTH PROPERTIES
            INCORPORATED                                                      174,769

                                                                              461,019
                                                                          -----------
PRIMARY METAL INDUSTRIES - 0.17%
     4,000  CORUS GROUP PLC                                                    81,750
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS - 2.67%
     9,300  ARCHSTONE COMMUNITIES TRUST                                       186,580
     9,900  ARDEN REALTY INCORPORATED                                         190,575
     9,700  DUKE WEEKS REALTY CORPORATION                                     179,450
     3,000  EQUITY RESIDENTIAL PROPERTIES
            TRUST                                                             120,563
     7,600  HIGHWOODS PROPERTIES
            INCORPORATED                                                      167,200
    10,900  KILROY REALTY CORPORATION                                         207,100
     5,400  POST PROPERTIES INCORPORATED                                      205,875

                                                                            1,257,343
                                                                          -----------
UTILITIES - 0.06%
       400  GTE CORPORATION                                                    29,200
                                                                          -----------

                                                                            1,995,137
TOTAL COMMON STOCKS (COST $2,157,432)
                                                                          -----------
PREFERRED STOCKS - 1.99%
CONVERTIBLES - 1.99%
    22,000  DUKE CAPITAL FINANCING                                            477,125
     5,000  ENTERPRISE CAPITAL TRUST III                                      100,625
     5,000  PSCO CAPITAL TRUST I                                              111,250
     3,000  TEXAS UTILITIES COMPANY                                           139,313
     5,000  U.S. BANCORP CAPITOL II                                           106,250

                                                                              934,563
                                                                          -----------

                                                                              934,563
TOTAL PREFERRED STOCKS (COST $1,085,471)
                                                                          -----------

PRINCIPAL        SECURITY DESCRIPTION       INTEREST RATE  MATURITY DATE     VALUE
FOREIGN GOVERNMENTS - 8.78%
$  500,000  AMERICAN STANDARD INCORPORATED         7.13%       06/01/06       495,028
 1,000,000  KAPPA BEHEER BV                       10.63        07/15/09     1,052,210
   465,000  REPUBLIC OF ARGENTINA                 11.00        10/09/06       445,238
   475,000  REPUBLIC OF BRAZIL                    11.63        04/15/04       457,780
   600,000  REPUBLIC OF COLOMBIA                   9.75        04/23/09       532,500
   170,000  REPUBLIC OF POLAND                     7.13        07/01/04       169,150
   440,000  REPUBLIC OF THE PHILIPPINES            8.88        04/15/08       432,850
   230,000  REPUBLIC OF TURKEY                    11.88        11/05/04       232,875

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY DESCRIPTION       INTEREST RATE  MATURITY DATE     VALUE
FOREIGN GOVERNMENTS (continued)
$  335,000  UNITED MEXICAN STATES                  8.63%       03/12/08   $   318,250

                                                                            4,135,881
TOTAL FOREIGN GOVERNMENTS (COST
$4,019,642)
                                                                          -----------
CORPORATE BONDS & NOTES - 64.58%
APPAREL & ACCESSORY STORES - 3.56%
   750,000  AMES DEPARTMENT STORES                10.00        04/15/06     7,356,875
 1,000,000  SAKS INCORPORATED                      7.00        07/15/04       937,500

                                                                            1,674,375
                                                                          -----------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.08%
 1,000,000  JONES APPAREL GROUP                    7.88        06/15/06       978,750
                                                                          -----------
AUTOMOBILE & RELATED - 1.91%
 1,000,000  BUDGET GROUP INCORPORATED              9.13        04/01/06       897,500
                                                                          -----------
BANK & FINANCE - 1.90%
   940,000  CHASE MANHATTAN CORPORATION            5.75        04/15/04       894,175
                                                                          -----------
BUSINESS SERVICES - 3.43%
   430,000  CENDANT CORPORATION                    7.75        12/01/03       424,088
 1,259,117  FEDERAL EXPRESS CORPORATION            6.85        01/15/19     1,192,384

                                                                            1,616,472
                                                                          -----------
COMMERCIAL SERVICES - 3.88%
   500,000  CSC HOLDINGS INCORPORATED              9.88        02/15/13       520,000
   500,000  CSC HOLDINGS INCORPORATED             10.50        05/15/16       552,500
   750,000  KAUFMAN & BROAD HOME
            CORPORATION                            9.63        11/15/06       755,625

                                                                            1,828,125
                                                                          -----------
COMMUNICATIONS - 5.98%
   500,000  ADELPHIA COMMUNICATIONS
            CORPORATION                            9.88        03/01/07       511,875
   500,000  ADELPHIA COMMUNICATIONS
            CORPORATION SERIES B                  10.50        07/15/04       521,250
 1,300,000  CABLE & WIRELESS
            COMMUNICATIONS                         6.75        03/06/08     1,311,375
   500,000  CHARTER COMMUNICATION HOLDINGS
            LLC                                    8.63        04/01/09       473,125

                                                                            2,817,625
                                                                          -----------
CONSUMER PRODUCTS - 0.60%
   500,000  REVLON CONSUMER PRODUCTS
            CORPORATION                            8.63        02/01/08       283,750
                                                                          -----------
FINANCIAL SERVICES - 2.31%
   500,000  AMERICAN GENERAL FINANCE
            CORPORATION                            8.13        08/15/09       517,500
   500,000  HOMESIDE INTERNATIONAL
            INCORPORATED                          11.25        05/15/03       571,250

                                                                            1,088,750
                                                                          -----------
FOOD & KINDRED PRODUCTS - 0.81%
   500,000  CHIQUITA BRANDS INTERNATIONAL
            INCORPORATED                          10.25        11/01/06       381,250
                                                                          -----------
HEALTH SERVICES - 0.97%
   500,000  TENET HEALTHCARE CORPORATION           8.13        12/01/08       458,750
                                                                          -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.02%
   500,000  SUN INTERNATIONAL HOTELS
            LIMITED                                9.00        03/15/07       481,250
                                                                          -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.03%
   500,000  APPLIED POWER INCORPORATED             8.75%       04/01/09       485,000
                                                                          -----------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY DESCRIPTION       INTEREST RATE  MATURITY DATE     VALUE
INDUSTRIALS - 3.20%
$  500,000  COMCAST CORPORATION                    9.50        01/15/08   $   519,375
 1,000,000  NEWS AMERICA HOLDINGS
            INCORPORATED                           8.00        10/17/16       988,750

                                                                            1,508,125
                                                                          -----------
INSURANCE CARRIERS - 2.91%
 1,000,000  FREMONT GENERAL CORPORATION            7.88        03/17/09       740,000
   750,000  WILLIS CORROON CORPORATION             9.00        02/01/09       628,125

                                                                            1,368,125
                                                                          -----------
MEDIA - 2.66%
 1,250,000  CHANCELLOR MEDIA CORPORATION           8.00        11/01/08     1,250,000
                                                                          -----------
MISCELLANEOUS RETAIL - 3.86%
   250,000  FRONTIERVISION OPERATING
            PARTNERS                              11.00        10/15/06       264,375
   125,000  HOME INTERIORS & GIFTS                10.13        06/01/08       102,813
 1,000,000  K-MART CORPORATION                     8.25        01/01/22       883,750
   250,000  SIMMONS COMPANY                       10.25        03/15/09       241,875
 1,000,000  VISTA EYECARE INCORPORATED            12.75        10/15/05       322,500

                                                                            1,815,313
                                                                          -----------
MOTION PICTURES - 7.76%
 1,000,000  CARMIKE CINEMAS INCORPORATED           9.38        02/01/09       960,000
 1,000,000  CINEMARK USA INCORPORATED              9.63        08/01/08       942,500
 1,000,000  LOEWS CINEPLEX ENTERTAINMENT           8.88        08/01/08       930,000
 1,000,000  REGAL CINEMAS INCORPORATED             9.50        06/01/08       821,250

                                                                            3,653,750
                                                                          -----------
OIL & GAS EXTRACTION - 1.60%
   750,000  PETROLEUM GEO SERVICES                 8.15        07/15/29       751,875
                                                                          -----------
PUBLISHING - 2.01%
   500,000  GARDEN STATE NEWSPAPERS                8.63        07/01/11       453,750
   500,000  HOLLINGER INTERNATIONAL
            PUBLISHING INCORPORATED                9.25        03/15/07       490,000

                                                                              943,750
                                                                          -----------
REAL ESTATE - 2.61%
   250,000  D. R. HORTON INCORPORATED              8.00        02/01/09       225,625
 1,000,000  D. R. HORTON INCORPORATED             10.00        04/15/06     1,005,000

                                                                            1,230,625
                                                                          -----------
TELECOMMUNICATIONS - 3.15%
   500,000  TCI COMMUNICATIONS
            INCORPORATED                           8.75        08/01/15       553,125
 1,000,000  TELEGLOBE INCORPORATED                 7.20        07/20/09       931,250

                                                                            1,484,375
                                                                          -----------
TOBACCO PRODUCTS - 2.32%
 1,200,000  IMPERIAL TOBACCO OVERSEAS              7.13        04/01/09     1,093,500
                                                                          -----------
WASTE DISPOSAL - 0.97%
   500,000  ALLIED WASTE NORTH AMERICA            10.00        08/01/09       455,000
                                                                          -----------
WHOLESALE TRADE-NONDURABLE GOODS - 2.05%
   750,000  MARSH SUPERMARKETS
            INCORPORATED                           8.88%       08/01/07       718,125

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY DESCRIPTION       INTEREST RATE  MATURITY DATE     VALUE
WHOLESALE TRADE-NONDURABLE GOODS (continued)
$  250,000  TM GROUP HOLDINGS                     11.00        05/15/08   $   245,000

                                                                          $   963,125
                                                                          -----------

                                                                           30,403,335
TOTAL CORPORATE BONDS & NOTES (COST
$33,711,455)
                                                                          -----------
U.S. GOVERNMENT AGENCY SECURITIES - 8.74%
   322,242  FNMA POOL #512386                      7.00        09/01/29       314,998
   335,551  FNMA POOL #512387                      7.00        09/01/29       328,008
 2,025,964  FNMA POOL #513615                      7.50        09/01/29     2,022,418
   336,314  FNMA POOL #514262                      7.00        09/01/29       328,753
 1,145,227  FNMA POOL#411023                       6.50        03/01/13     1,121,188

                                                                            4,115,365
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $4,156,636)
                                                                          -----------
U.S. TREASURY SECURITIES - 4.80%
 1,500,000  U.S. TREASURY BONDS                    5.25        02/15/29     1,273,365
 1,000,000  U.S. TREASURY NOTES                    6.00        08/15/09       987,340

                                                                            2,260,705
TOTAL U.S. TREASURY SECURITIES (COST
$2,272,015)
                                                                          -----------
SHORT-TERM INSTRUMENTS - 5.02%
 1,015,000  GOLDMAN SACHS POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                  5.58        12/01/99     1,015,000
 1,349,000  JP MORGAN SECURITIES
            INCORPORATED REPURCHASE
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                  5.64        12/01/99     1,349,000

                                                                            2,364,000
TOTAL SHORT-TERM INSTRUMENTS (COST
$2,364,000)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $49,766,651)* (NOTE 1)                98.15% $46,208,986
OTHER ASSETS AND LIABILITIES, NET            1.85      873,354
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $47,082,340
                                          -------  -----------
* COST FOR FEDERAL INCOME TAX PURPOSES
IS THE SAME AS FOR FINANCIAL STATEMENT
PURPOSES AND NET UNREALIZED DEPRECIATION
CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $  240,984
GROSS UNREALIZED DEPRECIATION                       (3,798,649)
                                                    ----------
NET UNREALIZED APPRECIATION                         $(3,557,665)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                   SECURITY DESCRIPTION                      INTEREST RATE   MATURITY DATE       VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 54.49%
FEDERAL HOME LOAN BANK - 3.31%
     $ 7,000,000        FHLB                                                                6.43%       12/12/11      $  6,725,670
      10,000,000        FHLB                                                                6.00        08/15/02         9,898,400
       7,000,000        FHLB                                                                5.13        02/26/02         6,825,000

                                                                                                                        23,449,070
                                                                                                                      ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.33%
       9,993,649        FHLMC                                                               7.50        10/01/29         9,981,157
       4,000,000        FHLMC                                                               8.06        01/27/05         4,250,000
       5,000,000        FHLMC                                                               7.10        04/10/07         5,087,900
       6,656,953        FHLMC #26620                                                        6.50        05/01/29         6,353,196
      25,980,919        FHLMC #C00874                                                       7.00        10/01/29        25,412,456
       9,715,806        FHLMC #C22339                                                       6.50        02/01/29         9,272,474
       4,718,768        FHLMC #C80461                                                       7.00        12/01/26         4,615,521
       7,156,510        FHLMC #E00732                                                       6.50        09/01/14         6,995,489
       1,230,111        FHLMC #G00683                                                       8.50        12/01/25         1,268,933

                                                                                                                        73,237,126
                                                                                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.71%
       5,000,000        FNMA                                                                5.75        02/15/08         4,670,350
      10,413,617        FNMA                                                                7.50        09/01/29        10,387,583
      10,000,000        FNMA                                                                6.38        06/15/09         9,704,800
      11,500,000        FNMA                                                                6.00        05/15/08        10,922,240
       4,000,000        FNMA                                                                5.88        04/23/04         3,862,600
       3,102,602        FNMA #0417768                                                       6.50        03/01/28         2,958,114
       6,489,575        FNMA #251615                                                        7.50        04/01/28         6,473,351
       8,244,705        FNMA #251700                                                        6.50        05/01/13         8,061,755
       8,655,768        FNMA #251759                                                        6.00        05/01/13         8,282,445
       3,462,959        FNMA #251906                                                        7.50        07/01/28         3,454,302
       7,119,606        FNMA #252703                                                        6.50        09/01/06         7,001,634
       2,284,241        FNMA #376272                                                        7.00        02/01/12         2,272,820
       5,554,699        FNMA #424815                                                        6.50        04/01/28         5,296,017
       3,636,476        FNMA #426032                                                        7.50        06/01/28         3,627,385
       9,109,846        FNMA #429182                                                        6.50        05/01/28         8,685,601
       9,155,511        FNMA #430040                                                        6.50        06/01/28         8,729,139
       8,837,713        FNMA #430194                                                        7.00        06/01/28         8,638,864
       4,831,687        FNMA #430540                                                        7.00        06/01/28         4,722,974
       4,013,891        FNMA #432484                                                        7.00        06/01/28         3,923,579
       9,127,742        FNMA #443908                                                        6.50        11/01/28         8,702,663
      10,061,180        FNMA #449466                                                        6.50        11/01/28         9,592,631
      11,557,541        FNMA #454390                                                        6.00        12/01/28        10,715,920
       4,799,764        FNMA #455607                                                        6.00        12/01/28         4,450,246
       9,550,887        FNMA #492910                                                        7.50        01/01/29         9,527,010
       3,285,334        FNMA #70765                                                         9.00        03/01/21         3,436,229

                                                                                                                       168,100,252
                                                                                                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.06%
       3,009,975        GNMA #002496                                                        7.00        10/20/27         2,928,133
         610,421        GNMA #1580                                                         10.00%       03/20/21           654,676

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
     $ 9,606,758        GNMA #158794                                                        7.00        09/15/28      $  9,387,532
         557,280        GNMA #1616                                                         10.00        05/20/21           610,918
       1,281,979        GNMA #2268                                                          7.50        08/20/26         1,274,364
       1,065,616        GNMA #2303                                                          7.50        10/20/26         1,059,286
       1,793,682        GNMA #306052                                                        9.00        06/15/21         1,886,164
       1,936,246        GNMA #319413                                                        7.25        12/15/18         1,846,695
         643,428        GNMA #336930                                                        7.50        03/15/23           642,417
       1,875,573        GNMA #358863                                                        7.25        01/15/29         1,788,827
       1,556,282        GNMA #362589                                                        6.88        01/15/29         1,514,932
       1,964,919        GNMA #414636                                                        7.50        10/15/25         1,961,834
       1,467,321        GNMA #430800                                                        7.00        05/15/26         1,433,837
      13,191,480        GNMA #434527                                                        8.00        09/15/29        13,426,420
      11,168,064        GNMA #445071                                                        7.50        01/15/27        11,150,530
       2,353,206        GNMA #450871                                                        8.00        05/15/27         2,395,117
       6,250,804        GNMA #467791                                                        7.50        04/15/28         6,240,990
       9,771,923        GNMA #470148                                                        7.00        03/15/29         9,548,928
      10,030,577        GNMA #486724                                                        6.50        12/15/28         9,544,695
       9,738,016        GNMA #491192                                                        7.00        02/15/29         9,515,795
       9,237,249        GNMA #780977                                                        7.50        12/15/28         9,228,566
       8,984,467        GNMA II+                                                            7.00        10/20/29         8,740,180

                                                                                                                       106,780,836
                                                                                                                      ------------
OTHER - 0.69%
       5,000,000        INTERAMERICAN DEVELOPMENT BANK                                      6.13        10/04/02         4,925,000
                                                                                                                      ------------
STUDENT LOAN MARKETING ASSOCIATION - 0.16%
       1,000,000        SLMA                                                                9.15        12/01/04         1,106,550
                                                                                                                      ------------
TENNESSEE VALLEY AUTHORITY - 1.23%
       5,000,000        TVA                                                                 6.75        11/01/25         4,818,750
       4,000,000        TVA                                                                 6.38        06/15/05         3,920,000

                                                                                                                         8,738,750
                                                                                                                      ------------

                                                                                                                       386,337,584
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $397,613,152)
                                                                                                                      ------------
U.S. TREASURY SECURITIES - 40.64%
U.S. TREASURY BILLS - 1.85%
      13,251,000        U.S. TREASURY BILLS                                                 4.98{::}    01/27/00        13,145,257
                                                                                                                      ------------
U.S. TREASURY BONDS - 8.39%
       1,000,000        U.S. TREASURY BONDS                                                 5.25        02/15/29           848,120
       1,500,000        U.S. TREASURY BONDS                                                 5.25        11/15/28         1,266,045
       5,000,000        U.S. TREASURY BONDS                                                 5.50        08/15/28         4,367,200
       2,400,000        U.S. TREASURY BONDS                                                11.63        11/15/04         2,936,328
       3,800,000        U.S. TREASURY BONDS                                                10.75        08/15/05         4,592,908
       1,400,000        U.S. TREASURY BONDS                                                12.00        05/15/05         1,762,684
       9,500,000        U.S. TREASURY BONDS                                                 9.13        05/15/18        12,007,620
      25,000,000        U.S. TREASURY BONDS                                                10.38        11/15/12        30,909,250
         750,000        U.S. TREASURY BONDS                                                 8.25%       05/15/05           756,908

                                                                                                                        59,447,063
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
U.S. TREASURY NOTES - 30.40%
     $11,000,000        U.S. TREASURY NOTES                                                 7.25        08/15/04      $ 11,470,470
       3,300,000        U.S. TREASURY NOTES                                                 6.88        05/15/06         3,405,963
       6,100,000        U.S. TREASURY NOTES                                                 5.88        11/15/05         6,004,352
       3,300,000        U.S. TREASURY NOTES                                                 6.50        08/15/05         3,342,900
       5,700,000        U.S. TREASURY NOTES                                                 6.50        05/15/05         5,774,271
      24,300,000        U.S. TREASURY NOTES                                                 7.50        02/15/05        25,657,641
      26,500,000        U.S. TREASURY NOTES                                                 7.88        11/15/04        28,351,290
      26,000,000        U.S. TREASURY NOTES                                                 7.00        07/15/06        27,010,880
      11,000,000        U.S. TREASURY NOTES                                                 7.50        05/15/02        11,361,020
      19,500,000        U.S. TREASURY NOTES                                                 7.50        11/15/01        20,020,650
       6,000,000        U.S. TREASURY NOTES                                                 7.88        08/15/01         6,179,040
       9,000,000        U.S. TREASURY NOTES                                                 8.00        05/15/01         9,253,260
       5,000,000        U.S. TREASURY NOTES                                                 6.13        08/15/07         4,949,450
       7,000,000        U.S. TREASURY NOTES                                                 6.63        05/15/07         7,137,340
       3,100,000        U.S. TREASURY NOTES                                                 9.38        02/15/06         3,577,524
      18,000,000        U.S. TREASURY NOTES                                                12.38        05/15/04        22,210,200
      17,000,000        U.S. TREASURY NOTES                                                 8.13        08/15/19        19,801,260

                                                                                                                       215,507,511
                                                                                                                      ------------

                                                                                                                       288,099,831
TOTAL U.S. TREASURY SECURITIES (COST $298,649,154)
                                                                                                                      ------------

                                                      SHORT-TERM INVESTMENTS - 3.71%
SHARES
      18,143,967        DREYFUS CASH MANAGEMENT FUND                                                        18,143,967
         391,678        DREYFUS TREASURY CASH MANAGEMENT A SERIES FUND                                         391,678
       7,763,227        WELLS FARGO GOVERNMENT MONEY MARKET FUND+X+                                          7,763,227

                                                                                                            26,298,872
TOTAL SHORT-TERM INVESTMENTS (COST $26,298,872)
                                                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES (COST $722,561,177)*             98.84%   $700,736,287
OTHER ASSETS AND LIABILITIES, NET                                 1.16       8,208,471
                                                                ------    ------------
TOTAL NET ASSETS                                                100.00%   $708,944,758
                                                                ------    ------------

                 {::}   YIELD TO MATURITY.
                  +X+   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS
                        FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND.
                        THE FUND DOES NOT PAY ANY INVESTMENT ADVISORY FEE TO THE
                        WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
                    +   THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND
                        FEATURE WHICH REDUCES THE REMAINING MATURITY.
                    *   COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
                        FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION
                        CONSISTS OF:



GROSS UNREALIZED APPRECIATION                                 $    437,826
GROSS UNREALIZED DEPRECIATION                                  (22,262,716)
                                                              ------------
NET UNREALIZED DEPRECIATION                                   $(21,824,890)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                   SECURITY DESCRIPTION                      INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 6.13%
     $2,475,000         CHASE MANHATTAN RV OWNER TRUST SERIES 1997-A CLASS A10              6.37%       03/15/10      $  2,448,641
      3,000,000         CITRV TRUST+                                                        6.40        08/15/13         2,965,470
      1,610,000         HONDA AUTO LEASE+                                                   6.45        09/16/02         1,606,216
      2,250,000         MBNA MASTER CREDIT CARD TRUST II SERIES 1999-G CLASS B+             6.60        12/15/06         2,202,930
      2,450,000         PREMIER AUTO TRUST SERIES SERIES 1999-3 CLASS A3                    6.27        04/08/03         2,435,129

                                                                                                                        11,658,386
TOTAL ASSET BACKED SECURITIES (COST $11,706,917)
                                                                                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATION - 0.96%
      1,909,497         ENTERPRISE MORTGAGE ACCEPTANCE COMPANY                              6.42        09/15/08         1,828,573
                                                                                                                      ------------

                                                                                                                         1,828,573
TOTAL COLLATERALIZED MORTGAGE OBLIGATION (COST $1,919,226)
                                                                                                                      ------------
CORPORATE BONDS & NOTES - 14.86%
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.41%
      2,805,000         HERTZ CORPORATION                                                   6.50        05/15/06         2,678,775
                                                                                                                      ------------
BANKING & FINANCE - 4.52%
      1,125,000         CITRV TRUST                                                         6.16        06/15/13         1,099,114
      2,226,000         DISCOVER CARD MASTER TRUST I                                        6.05        01/17/06         2,157,795
      3,750,000         DISTRIBUTION FINANCIAL SERVICES TRUST                               5.84        10/17/11         3,653,850
      1,715,000         ONYX ACCEPTANCE AUTO TRUST                                          5.78        02/15/03         1,691,968

                                                                                                                         8,602,727
                                                                                                                      ------------
COMMUNICATIONS - 2.09%
        500,000         AT&T MOUNTAIN                                                       6.25        05/15/01           495,000
      1,000,000         NYNEX CREDIT COMPANY                                                6.25        06/13/02           997,500
      2,500,000         WORLDCOM INCORPORATED                                               6.13        08/15/01         2,478,125

                                                                                                                         3,970,625
                                                                                                                      ------------
DEPOSITORY INSTITUTIONS - 0.24%
        200,000         BANC ONE CORPORATION                                                7.00        03/25/02           200,250
        250,000         BANK OF AMERICA CORPORATION                                         8.38        03/15/02           257,813

                                                                                                                           458,063
                                                                                                                      ------------
ELECTRIC SERVICES - 0.27%
        500,000         PUBLIC SERVICE ELECTRIC & GAS COMPANY                               9.13        07/01/05           513,125
                                                                                                                      ------------
OIL & GAS EXTRACTION - 1.68%
      3,275,000         CANADIAN OCCIDENTAL PETROLEUM                                       7.13        02/04/04         3,205,406
                                                                                                                      ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.26%
        500,000         NEWS AMERICA INCORPORATED                                           6.70        05/21/04           487,500
                                                                                                                      ------------
REAL ESTATE - 1.02%
        500,000         EQUITY RESIDENTIAL PROPERTIES                                       6.15        09/15/00           497,460
      1,500,000         MACK-CALI REALTY CORPORATION                                        7.00        03/15/04         1,449,375

                                                                                                                         1,946,835
                                                                                                                      ------------
TOBACCO PRODUCTS - 0.86%
      1,800,000         IMPERIAL TOBACCO OVERSEAS                                           7.13        04/01/09         1,640,250
                                                                                                                      ------------
TRANSPORTATION BY AIR - 1.98%
      3,971,061         FEDERAL EXPRESS CORPORATION                                         6.84        01/15/19         3,760,595
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
CORPORATE BONDS & NOTES (CONTINUED)
TRANSPORTATION EQUIPMENT - 0.53%
     $1,000,000         DAIMLER CHRYSLER                                                    6.90%       09/01/04      $    998,750
                                                                                                                      ------------

                                                                                                                        28,262,651
TOTAL CORPORATE BONDS & NOTES (COST $29,318,321)
                                                                                                                      ------------
U.S. GOVERNMENT AGENCY SECURITIES - 49.82%
FEDERAL FARM CREDIT BANK - 1.01%
      2,000,000         FFCB                                                                5.75        02/09/05         1,925,320
                                                                                                                      ------------
FEDERAL HOME LOAN BANK - 12.95%
      3,000,000         FHLB                                                                5.13        02/26/02         2,925,000
      2,000,000         FHLB                                                                5.88        08/15/01         1,987,500
      5,000,000         FHLB                                                                7.28        08/23/04         5,004,750
      5,000,000         FHLB                                                                6.37        04/09/01         5,009,350
      8,000,000         FHLB                                                                5.53        01/15/03         7,794,480
      2,000,000         FHLB                                                                5.13        09/15/03         1,905,520

                                                                                                                        24,626,600
                                                                                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.08%
     12,000,000         FNMA                                                                6.50        04/29/09        11,392,680
      2,000,000         FNMA                                                                6.69        08/07/01         2,012,620
          3,533         FNMA+                                                               7.00        04/25/23             3,657
      3,000,000         FNMA                                                                6.00        05/15/08         2,849,280
     20,603,000         FNMA                                                                5.13        02/13/04        19,508,981
      5,000,000         FNMA                                                                6.18        06/23/00         5,004,500
        348,177         FNMA #190843                                                        7.00        06/01/09           346,436
        268,546         FNMA #303905                                                        6.50        05/01/11           262,587
      2,445,948         FNMA #313644                                                        7.00        08/01/27         2,390,914
      4,305,109         FNMA #401770                                                        6.50        10/01/27         4,104,621
      1,855,269         FNMA #411023                                                        6.50        03/01/13         1,814,100
      3,789,358         FNMA #454390                                                        6.00        12/01/28         3,513,416
      2,195,528         FNMA #50761                                                         6.00        07/01/08         2,100,835

                                                                                                                        55,304,627
                                                                                                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.73%
        102,243         GNMA #157247                                                        9.50        05/20/16           107,802
      2,025,269         GNMA #22036                                                         8.00        07/20/25         2,046,149
        723,856         GNMA #336930                                                        7.50        03/15/23           722,719
        894,814         GNMA #417389                                                        7.00        05/15/26           874,395
      1,050,561         GNMA #418261                                                        6.50        04/15/26           999,672
      1,282,656         GNMA #423779                                                        7.00        05/15/26         1,253,386
      2,034,718         GNMA #455464                                                        7.50        08/15/27         2,031,523
      2,921,405         GNMA #491192                                                        7.00        02/15/29         2,854,738

                                                                                                                        10,890,384
                                                                                                                      ------------
TENNESSEE VALLEY AUTHORITY - 1.05%
      2,000,000         TVA                                                                 6.50        08/20/01         1,997,500
                                                                                                                      ------------

                                                                                                                        94,744,431
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $96,463,303)
                                                                                                                      ------------

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
U.S. TREASURY NOTES - 23.58%
     $3,000,000         U.S. TREASURY NOTES                                                10.75%       08/15/05      $  3,625,980
      5,000,000         U.S. TREASURY NOTES                                                 5.50        05/31/00         4,997,050
      3,500,000         U.S. TREASURY NOTES                                                 8.50        11/15/00         3,584,525
      4,000,000         U.S. TREASURY NOTES                                                 7.00        07/15/06         4,155,520
      2,000,000         U.S. TREASURY NOTES                                                 6.25        04/30/01         2,008,420
         50,000         U.S. TREASURY NOTES                                                 6.38        03/31/01            50,269
      3,000,000         U.S. TREASURY NOTES                                                 5.63        11/30/00         2,993,249
        500,000         U.S. TREASURY NOTES                                                 6.50        08/15/05           506,500
        300,000         U.S. TREASURY NOTES                                                 7.25        08/15/04           312,831
        500,000         U.S. TREASURY NOTES                                                 5.75        08/15/03           493,890
      1,000,000         U.S. TREASURY NOTES                                                 6.00        08/15/04           994,010
      1,500,000         U.S. TREASURY NOTES                                                 5.63        12/31/02         1,481,400
      3,000,000         U.S. TREASURY NOTES                                                 6.00        08/15/00         3,005,220
      2,000,000         U.S. TREASURY NOTES                                                 6.63        05/15/07         2,039,240
      3,000,000         U.S. TREASURY NOTES                                                 6.63        04/30/02         3,040,020
      1,500,000         U.S. TREASURY NOTES                                                 6.63        03/31/02         1,518,645
      6,000,000         U.S. TREASURY NOTES                                                 6.25        01/31/02         6,027,000
      4,000,000         U.S. TREASURY NOTES                                                 6.25        02/15/03         4,016,760

                                                                                                                        44,850,529
TOTAL U.S. TREASURY SECURITIES (COST $45,781,300)
                                                                                                                      ------------
SHORT-TERM INVESTMENTS - 4.11%
REPURCHASE AGREEMENTS - 2.98%
      4,236,000         GOLDMAN SACHS POOLED REPURCHASE AGREEMENT - 102%
                        COLLATERALIZED BY U.S GOVERNMENT SECURITIES                         5.66        12/01/99         4,236,000
      1,440,000         JP MORGAN SECURITIES INCORPORATED REPURCHASE AGREEMENT -
                        102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES                   5.72        12/01/99         1,440,000

                                                                                                                         5,676,000
                                                                                                                      ------------

                                                           MONEY MARKET FUND - 1.13%
SHARES
      2,151,329         WELLS FARGO GOVERNMENT MONEY MARKET FUND+X+                                          2,151,329
                                                                                                          ------------

                                                                                                             7,827,329
TOTAL SHORT-TERM INVESTMENTS (COST $7,827,329)
                                                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES (COST $193,016,396)*             99.46%   $189,171,899
OTHER ASSETS AND LIABILITIES, NET                                 0.54%      1,020,500
                                                                ------    ------------
TOTAL NET ASSETS                                                100.00%   $190,192,399
                                                                ------    ------------

                    +   THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND
                        FEATURE WHICH REDUCES THE REMAINING MATURITY.
                  +X+   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS
                        FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND.
                        THE FUND DOES NOT PAY ANY INVESTMENT ADVISORY FEE TO THE
                        WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
                    *   COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
                        FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION
                        CONSISTS OF:



GROSS UNREALIZED APPRECIATION                                 $   162,862
GROSS UNREALIZED DEPRECIATION                                  (4,007,359)
                                                              -----------
NET UNREALIZED DEPRECIATION                                   $(3,844,497)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT                                      SECURITY DESCRIPTION                          VALUE
         N/A            WELLS FARGO STABLE INCOME PORTFOLIO                           $192,959,401
                                                                                      ------------

                                                                                       192,959,401
TOTAL INVESTMENTS IN CORE PORTFOLIOS (100.16%) (COST $195,249,331)
                                                                                      ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $195,249,331)*                                            100.16%   $192,959,401
OTHER ASSETS AND LIABILITIES, NET                                (0.16)       (304,055)
                                                                ------    ------------
TOTAL NET ASSETS                                                100.00%   $192,655,346
                                                                ------    ------------

                    *   COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
                        FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION
                        CONSISTS OF:



GROSS UNREALIZED APPRECIATION                                 $         0
GROSS UNREALIZED DEPRECIATION                                  (2,289,930)
                                                              -----------
NET UNREALIZED DEPRECIATION                                   $(2,289,930)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   VARIABLE RATE GOVERNMENT FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY DESCRIPTION       INTEREST RATE  MATURITY DATE     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 95.63%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 23.77%
$1,155,204  FHLMC #1534                            6.39%       06/15/23   $ 1,176,136
 4,975,831  FHLMC #610303                          6.86        04/01/18     5,036,486
 2,088,420  FHLMC #840118                          7.23        09/01/18     2,153,349
    10,902  FHLMC #845410 (CMT)                    6.92        07/01/23        11,072
     4,656  FHLMC #845613 (CMT)                    6.96        01/01/24         4,808
 7,669,697  FHLMC #846150 (CMT)                    6.93        04/01/21     7,905,770
 4,919,528  FHLMC #846602                          6.79        04/01/27     5,032,529

                                                                           21,320,150
                                                                          -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 52.91%
 7,000,000  FNMA                                   5.13        02/13/04     6,628,300
 5,558,882  FNMA #136014 (COFI)                    5.87        05/01/18     5,452,875
 5,979,719  FNMA #57733                            5.84        02/01/17     5,794,707
 2,536,822  FNMA #57775                            5.81        05/01/18     2,455,973
 7,812,772  FNMA #66397                            5.95        03/01/18     7,567,373
 7,191,319  FNMA 1999-31                           6.19        05/25/28     6,928,635
 7,595,684  FNMA POOL #323186                      6.90        09/01/25     7,843,760
 4,667,867  FNMA POOL #323382                      6.91        08/01/27     4,790,398

                                                                           47,462,021
                                                                          -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 18.95%
 4,223,248  GNMA II #80205                         6.00        06/20/28     4,234,482
 5,615,787  GNMA II #8076                          6.13        11/20/22     5,700,922
 6,977,952  GNMA II #8121 (CMT)                    6.37        01/20/23     7,068,455

                                                                           17,003,859
                                                                          -----------

                                                                           85,786,030
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $87,459,787)
                                                                          -----------
SHORT-TERM INSTRUMENTS - 3.67%
REPURCHASE AGREEMENTS - 3.67%
 2,802,000  GOLDMAN SACHS POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                  5.58        12/01/99     2,802,000
   493,000  JP MORGAN SECURITIES
            INCORPORATED REPURCHASE
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                  5.64        12/01/99       493,000

                                                                            3,295,000
TOTAL SHORT-TERM INSTRUMENTS (COST
$3,295,000)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $90,754,787)* (NOTES 1 AND 3)         99.30% $89,081,030
OTHER ASSETS AND LIABILITIES, NET            0.70      624,822
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $89,705,852
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $   84,034
GROSS UNREALIZED DEPRECIATION                       (1,757,791)
                                                    ----------
NET UNREALIZED DEPRECIATION                         $(1,673,757)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

INCOME FUNDS
            STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                  CORPORATE     DIVERSIFIED
                                       BOND            BOND
-----------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET
    VALUE (SEE COST BELOW)....  $18,372,631    $185,098,186
  CASH........................        3,819               0
  COLLATERAL FOR SECURITIES
    LOANED....................    1,487,097               0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............      320,198             729
  RECEIVABLE FOR INVESTMENTS
    SOLD......................            0               0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................      178,813       1,539,698
  ORGANIZATION COST, NET OF
    AMORTIZATION..............            0               0
  PREPAID EXPENSES............        1,175               0
  APPRECIATION OF FOREIGN
    CURRENCY FORWARD
    CONTRACTS.................            0               0
                                -----------    ------------
TOTAL ASSETS..................   20,363,733     186,638,613
                                -----------    ------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................            0               0
  PAYABLE FOR SECURITIES
    LOANED....................    1,487,097               0
  DIVIDENDS PAYABLE...........       98,026               0
  PAYABLE FOR FUND SHARES
    REDEEMED..................       77,045         169,819
  PAYABLE FOR INVESTMENT
    ADVISER AND AFFILIATES....        2,482          37,262
  PAYABLE TO OTHER RELATED
    PARTIES...................       16,018           3,967
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............       22,832          25,464
                                -----------    ------------
TOTAL LIABILITIES.............    1,703,500         236,512
                                -----------    ------------
TOTAL NET ASSETS..............  $18,660,233    $186,402,101
                                -----------    ------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------
  PAID-IN CAPITAL.............  $20,210,657    $179,252,978
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............        5,621      10,002,839
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............     (307,848)      2,289,399
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS...............   (1,248,197)     (5,143,115)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF FOREIGN
    CURRENCY FORWARD
    CONTRACTS.................            0               0
                                -----------    ------------
TOTAL NET ASSETS..............  $18,660,233    $186,402,101
                                -----------    ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------
NET ASSETS - CLASS A..........  $ 5,848,721             N/A
SHARES OUTSTANDING -
  CLASS A.....................      633,208             N/A
NET ASSET VALUE PER SHARE -
  CLASS A.....................  $      9.24             N/A
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A.............  $      9.68(1)          N/A
NET ASSETS - CLASS B..........  $10,987,120             N/A
SHARES OUTSTANDING -
  CLASS B.....................    1,189,303             N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................  $      9.24             N/A
NET ASSETS - CLASS C..........  $ 1,824,392             N/A
SHARES OUTSTANDING -
  CLASS C.....................      197,555             N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................  $      9.23             N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................          N/A    $186,402,101
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........          N/A       7,100,240
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE.............          N/A    $      26.25
                                -----------    ------------
INVESTMENT AT COST
  (NOTE 10)...................  $19,620,828    $190,241,301
                                -----------    ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 1999 (UNAUDITED)
                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

                                                               INTERMEDIATE    LIMITED TERM
                                                     INCOME      GOVERNMENT      GOVERNMENT          STABLE    VARIABLE RATE
                                      INCOME           PLUS          INCOME          INCOME          INCOME       GOVERNMENT
----------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET
    VALUE (SEE COST BELOW)....  $457,954,852    $46,208,986    $700,736,287    $189,171,899    $192,959,401    $ 89,081,030
  CASH........................             0          3,603               0           5,013               0           5,990
  COLLATERAL FOR SECURITIES
    LOANED....................             0      2,695,362      55,921,282      42,740,206               0       4,800,643
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............     7,078,095        881,618       6,291,792       2,282,125               0         559,530
  RECEIVABLE FOR INVESTMENTS
    SOLD......................             0              0               0               0               0         556,270
  RECEIVABLE FOR FUND SHARES
    ISSUED....................     2,606,193         56,479       3,706,672         193,919         201,052          51,042
  ORGANIZATION COST, NET OF
    AMORTIZATION..............             0              0               0               0               0               0
  PREPAID EXPENSES............         6,240            994             385               0           1,484               0
  APPRECIATION OF FOREIGN
    CURRENCY FORWARD
    CONTRACTS.................             0         30,936               0               0               0               0
                                ------------    -----------    ------------    ------------    ------------    ------------
TOTAL ASSETS..................   467,645,380     49,877,978     766,656,418     234,393,162     193,161,937      95,054,505
                                ------------    -----------    ------------    ------------    ------------    ------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................     6,803,933              0               0               0               0               0
  PAYABLE FOR SECURITIES
    LOANED....................             0      2,695,362      55,921,282      42,740,206               0       4,800,643
  DIVIDENDS PAYABLE...........     1,433,098              0               0         435,788           1,020         375,501
  PAYABLE FOR FUND SHARES
    REDEEMED..................       969,988         35,159         897,636         845,709         463,194          15,322
  PAYABLE FOR INVESTMENT
    ADVISER AND AFFILIATES....       194,835         21,164         318,181          74,039           4,406          36,657
  PAYABLE TO OTHER RELATED
    PARTIES...................        24,286         30,599         192,662          18,887          12,184           7,186
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............        72,460         13,354         381,899          86,134          25,787         113,344
                                ------------    -----------    ------------    ------------    ------------    ------------
TOTAL LIABILITIES.............     9,498,600      2,795,638      57,711,660      44,200,763         506,591       5,348,653
                                ------------    -----------    ------------    ------------    ------------    ------------
TOTAL NET ASSETS..............  $458,146,780    $47,082,340    $708,944,758    $190,192,399    $192,655,346    $ 89,705,852
                                ------------    -----------    ------------    ------------    ------------    ------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.............  $498,698,265    $51,444,575    $794,802,320    $211,400,206    $201,821,245    $237,832,938
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............             0        170,981         899,526          71,778         205,896               0
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............   (20,993,457)    (1,006,487)    (64,932,198)    (17,435,088)     (7,081,865)   (146,453,329)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS...............   (19,558,028)    (3,557,665)    (21,824,890)     (3,844,497)     (2,289,930)     (1,673,757)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF FOREIGN
    CURRENCY FORWARD
    CONTRACTS.................             0         30,936               0               0               0               0
                                ------------    -----------    ------------    ------------    ------------    ------------
TOTAL NET ASSETS..............  $458,146,780    $47,082,340    $708,944,758    $190,192,399    $192,655,346    $ 89,705,852
                                ------------    -----------    ------------    ------------    ------------    ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..........  $ 17,334,381    $ 9,964,640    $225,175,651    $ 34,110,281    $  9,201,727    $ 89,705,852
SHARES OUTSTANDING -
  CLASS A.....................     1,899,470        876,853      20,910,549       3,546,471         904,300      10,065,640
NET ASSET VALUE PER SHARE -
  CLASS A.....................  $       9.13    $     11.36    $      10.77    $       9.62    $      10.18    $       8.91
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A.............  $       9.56(1) $     11.90(1) $      11.28(1) $      10.07(1) $      10.34(2) $       9.33(1)
NET ASSETS - CLASS B..........  $ 10,156,480    $34,247,976    $ 58,280,057    $ 10,242,867    $  2,578,624             N/A
SHARES OUTSTANDING -
  CLASS B.....................     1,114,485      3,011,889       5,415,847       1,064,792         253,517             N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................  $       9.11    $     11.37    $      10.76    $       9.62    $      10.17             N/A
NET ASSETS - CLASS C..........           N/A    $ 2,869,724    $  4,285,233             N/A             N/A             N/A
SHARES OUTSTANDING -
  CLASS C.....................           N/A        252,365         398,292             N/A             N/A             N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................           N/A    $     11.37    $      10.76             N/A             N/A             N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................  $430,655,919            N/A    $421,203,817    $145,839,251    $180,874,995             N/A
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........    47,236,602            N/A      39,116,293      15,452,727      17,771,715             N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE.............  $       9.12            N/A    $      10.77    $       9.44    $      10.18             N/A
                                ------------    -----------    ------------    ------------    ------------    ------------
INVESTMENT AT COST
  (NOTE 10)...................  $477,512,880    $49,766,651    $722,561,177    $193,016,396    $195,249,331    $ 90,754,787
                                ------------    -----------    ------------    ------------    ------------    ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                          DIVERSIFIED
                                  CORPORATE BOND             BOND
                           ----------------------------  -------------
                             (UNAUDITED)                   (UNAUDITED)
                                 FOR THE                       FOR THE
                             FIVE MONTHS        FOR THE     SIX MONTHS
                                   ENDED     YEAR ENDED          ENDED
                           NOV. 30, 1999  JUNE 30, 1999  NOV. 30, 1999
----------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $           0  $           0  $           0
  INTEREST...............        615,130      1,095,858      5,705,648
  SECURITIES LENDING
    INCOME...............              0              0         16,355
  NET EXPENSES FROM
    PORTFOLIOS...........              0              0       (377,900)
                           -------------  -------------  -------------
TOTAL INVESTMENT
  INCOME.................        615,130      1,095,858      5,344,103
                           -------------  -------------  -------------

EXPENSES
  ADVISORY FEES..........         39,739         76,788        227,814
  ADMINISTRATION FEES....         11,922         12,808         57,282
  SHAREHOLDER SERVICING
    FEES.................         19,870         38,394              0
  PORTFOLIO ACCOUNTING
    FEES.................         18,588         34,749          7,225
  CUSTODY................          1,366          2,565              0
  TRANSFER AGENT
    A SHARES.............          2,204          6,794            N/A
    B SHARES.............          7,147         12,686            N/A
    C SHARES.............            862          2,020            N/A
    I SHARES.............            N/A            N/A        200,861
  DISTRIBUTION FEES
    A SHARES.............            415          2,427            N/A
    B SHARES.............         35,709         67,963            N/A
    C SHARES.............          5,953         10,821            N/A
  AMORTIZATION OF
    ORGANIZATION COSTS...              0              0          5,397
  LEGAL AND AUDIT FEES...          2,628         57,702          5,590
  REGISTRATION FEES......          9,886         29,620          7,278
  DIRECTORS' FEES........            696          4,543          1,325
  SHAREHOLDER REPORTS....          2,570         12,786          5,803
  OTHER..................          1,394         13,036          4,285
                           -------------  -------------  -------------
TOTAL EXPENSES...........        160,949        385,702        522,860
                           -------------  -------------  -------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............        (39,718)      (163,180)      (262,709)
  NET EXPENSES...........        121,231        222,522        260,151
                           -------------  -------------  -------------
NET INVESTMENT INCOME
  (LOSS).................        493,899        873,336      5,083,952
                           -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------
  NET REALIZED GAIN
    (LOSS) FROM
    SECURITIES...........       (170,630)       (93,479)             0
  FOREIGN CURRENCY
    TRANSACTIONS.........              0              0              0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0              0     (1,247,259)
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0            651              0
                           -------------  -------------  -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......       (170,630)       (92,828)    (1,247,259)
                           -------------  -------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............       (599,107)      (689,154)             0
  FOREIGN CURRENCY
    TRANSACTIONS.........              0              0              0
  FORWARD FOREIGN
    CURRENCY CONTRACTS...              0              0              0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0              0     (2,816,695)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............       (599,107)      (689,154)    (2,816,695)
                           -------------  -------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........       (769,737)      (781,982)    (4,063,954)
                           -------------  -------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $    (275,838) $      91,354  $   1,019,998
                           -------------  -------------  -------------

(1) FOR THE PERIOD FROM JULY 13, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS                                            INCOME FUNDS
--------------------------------------------------------------------------------

                                                                           INTERMEDIATE
                                                                            GOVERNMENT            LIMITED TERM
                              INCOME                INCOME PLUS               INCOME           GOVERNMENT INCOME
                           -------------  -------------------------------  -------------  ----------------------------
                             (UNAUDITED)    (UNAUDITED)                      (UNAUDITED)    (UNAUDITED)
                                 FOR THE        FOR THE                          FOR THE        FOR THE
                              SIX MONTHS    FIVE MONTHS           FOR THE     SIX MONTHS    FIVE MONTHS        FOR THE
                                   ENDED          ENDED      PERIOD ENDED          ENDED          ENDED     YEAR ENDED
                           NOV. 30, 1999  NOV. 30, 1999  JUNE 30, 1999(1)  NOV. 30, 1999  NOV. 30, 1999  JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $           0  $     120,935  $        339,097  $          0   $           0  $           0
  INTEREST...............     13,648,173      1,632,960         2,630,458    16,493,168       3,665,241      9,219,109
  SECURITIES LENDING
    INCOME...............         52,305          5,599                 0        75,354          12,085              0
  NET EXPENSES FROM
    PORTFOLIOS...........              0              0                 0             0               0              0
                           -------------  -------------  ----------------  ------------   -------------  -------------
TOTAL INVESTMENT
  INCOME.................     13,700,478      1,759,494         2,969,555    16,568,522       3,677,326      9,219,109
                           -------------  -------------  ----------------  ------------   -------------  -------------

EXPENSES
  ADVISORY FEES..........        944,548        122,228           207,018       856,296         280,931        696,188
  ADMINISTRATION FEES....        203,397         30,557            32,646       260,021          84,482        112,334
  SHAREHOLDER SERVICING
    FEES.................          4,030         50,928            96,048        44,561         124,579        370,653
  PORTFOLIO ACCOUNTING
    FEES.................         40,718         25,703            49,955        45,484          35,944         89,345
  CUSTODY................         28,346          3,501             6,416         8,961          11,157         27,052
  TRANSFER AGENT
    A SHARES.............         16,263          3,501            12,282        49,016          18,995         63,167
    B SHARES.............         10,040         16,749            37,834        13,036           5,695         12,313
    C SHARES.............            N/A          1,277             3,671           489             N/A            N/A
    I SHARES.............        384,187            N/A               N/A       463,439           6,823         51,194
  DISTRIBUTION FEES
    A SHARES.............              0            800             4,387             0               0              0
    B SHARES.............         31,087        111,636           202,679        53,043          30,980         65,964
    C SHARES.............            N/A          9,692            19,664         2,003             N/A            N/A
  AMORTIZATION OF
    ORGANIZATION COSTS...              0              0                 0         5,397               0          6,244
  LEGAL AND AUDIT FEES...         11,824          5,732            37,185        13,584          15,823         54,380
  REGISTRATION FEES......         18,247         17,965            44,351        17,902          20,980         52,294
  DIRECTORS' FEES........          2,168            970             4,641         2,745           2,361          1,370
  SHAREHOLDER REPORTS....         17,710         10,228            18,307        31,219          18,927         34,124
  OTHER..................         25,561          1,825             8,840        24,122           1,568          3,629
                           -------------  -------------  ----------------  ------------   -------------  -------------
TOTAL EXPENSES...........      1,738,126        413,292           785,924     1,891,318         659,245      1,640,251
                           -------------  -------------  ----------------  ------------   -------------  -------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............       (285,253)       (67,999)         (283,866)     (168,305)       (150,181)      (284,939)
  NET EXPENSES...........      1,452,873        345,293           502,058     1,723,013         509,064      1,355,312
                           -------------  -------------  ----------------  ------------   -------------  -------------
NET INVESTMENT INCOME
  (LOSS).................     12,247,605      1,414,201         2,467,497    14,845,509       3,168,262      7,863,797
                           -------------  -------------  ----------------  ------------   -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN
    (LOSS) FROM
    SECURITIES...........     (8,904,456)      (389,230)         (617,257)   (7,545,987)       (994,373)        29,922
  FOREIGN CURRENCY
    TRANSACTIONS.........              0              0             1,690             0               0              0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0              0                 0             0               0              0
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0              0                 0             0               0              0
                           -------------  -------------  ----------------  ------------   -------------  -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......     (8,904,456)      (389,230)         (615,567)   (7,545,987)       (994,373)        29,922
                           -------------  -------------  ----------------  ------------   -------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............     (6,103,045)    (2,505,028)       (1,041,954)   (6,513,087)     (1,050,609)    (3,516,889)
  FOREIGN CURRENCY
    TRANSACTIONS.........              0        (11,681)              998             0               0              0
  FORWARD FOREIGN
    CURRENCY CONTRACTS...              0         16,833            14,103             0               0              0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0              0                 0             0               0              0
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     (6,103,045)    (2,499,876)       (1,026,853)   (6,513,087)     (1,050,609)    (3,516,889)
                           -------------  -------------  ----------------  ------------   -------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........    (15,007,501)    (2,889,106)       (1,642,420)  (14,059,074)     (2,044,982)    (3,486,967)
                           -------------  -------------  ----------------  ------------   -------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $  (2,759,896) $  (1,474,905) $        825,077  $    786,435   $   1,123,280  $   4,376,830
                           -------------  -------------  ----------------  ------------   -------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                 VARIABLE RATE
                           STABLE INCOME           GOVERNMENT
                           -------------  ----------------------------
                             (UNAUDITED)    (UNAUDITED)
                                 FOR THE        FOR THE
                              SIX MONTHS    FIVE MONTHS        FOR THE
                                   ENDED          ENDED     YEAR ENDED
                           NOV. 30, 1999  NOV. 30, 1999  JUNE 30, 1999
----------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $           0  $           0  $           0
  INTEREST...............      5,738,822      2,437,251      7,505,993
  SECURITIES LENDING
    INCOME...............          6,988              0              0
  NET EXPENSES FROM
    PORTFOLIOS...........       (363,569)             0              0
                           -------------  -------------  -------------
TOTAL INVESTMENT
  INCOME.................      5,382,241      2,437,251      7,505,993
                           -------------  -------------  -------------

EXPENSES
  ADVISORY FEES..........              0        217,589        684,217
  ADMINISTRATION FEES....         60,574         65,276        108,812
  SHAREHOLDER SERVICING
    FEES.................          1,869         68,333            379
  PORTFOLIO ACCOUNTING
    FEES.................         19,230         32,822         88,866
  CUSTODY................              0         11,018         32,854
  TRANSFER AGENT
    A SHARES.............         10,142         12,474        191,368
    B SHARES.............          3,009            N/A            N/A
    C SHARES.............            N/A            N/A            212
    I SHARES.............        201,644            N/A            N/A
  DISTRIBUTION FEES
    A SHARES.............              0         40,462        341,729
    B SHARES.............          9,683            N/A            N/A
    C SHARES.............            N/A            N/A            758
  AMORTIZATION OF
    ORGANIZATION COSTS...          5,397              0            N/A
  LEGAL AND AUDIT FEES...          5,362          7,415         41,268
  REGISTRATION FEES......         12,840            588          2,019
  DIRECTORS' FEES........          1,394            615          1,555
  SHAREHOLDER REPORTS....          7,362         21,747         36,772
  OTHER..................          8,377          5,178         15,958
                           -------------  -------------  -------------
TOTAL EXPENSES...........        346,883        483,517      1,546,767
                           -------------  -------------  -------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............        (69,530)      (143,426)      (480,389)
  NET EXPENSES...........        277,353        340,091      1,066,378
                           -------------  -------------  -------------
NET INVESTMENT INCOME
  (LOSS).................      5,104,888      2,097,160      6,439,615
                           -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------
  NET REALIZED GAIN
    (LOSS) FROM
    SECURITIES...........              0       (490,852)    (1,468,711)
  FOREIGN CURRENCY
    TRANSACTIONS.........              0              0              0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........       (144,323)             0              0
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0              0              0
                           -------------  -------------  -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......       (144,323)      (490,852)    (1,468,711)
                           -------------  -------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............              0        (96,506)    (1,882,277)
  FOREIGN CURRENCY
    TRANSACTIONS.........              0              0              0
  FORWARD FOREIGN
    CURRENCY CONTRACTS...              0              0              0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........     (1,626,478)             0              0
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     (1,626,478)       (96,506)    (1,882,277)
                           -------------  -------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........     (1,770,801)      (587,358)    (3,350,988)
                           -------------  -------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $   3,334,087  $   1,509,802  $   3,088,627
                           -------------  -------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

INCOME FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  CORPORATE BOND
                                                    -------------------------------------------
                                                      (UNAUDITED)
                                                          FOR THE        FOR THE        FOR THE
                                                     PERIOD ENDED     YEAR ENDED     YEAR ENDED
                                                    NOV. 30, 1999  JUNE 30, 1999  JUNE 30, 1998
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS..............................  $ 18,786,765   $ 10,397,222   $          0
OPERATIONS:
NET INVESTMENT INCOME (LOSS)......................       493,899        873,336         97,942
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS...............      (170,630)       (92,828)        14,604
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF
  ASSETS IN FOREIGN CURRENCY......................      (599,107)      (689,154)        40,064
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
  CONTRACTS.......................................             0              0              0
                                                    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS   RESULTING
  FROM OPERATIONS.................................      (275,838)        91,354        152,610
                                                    ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A.......................................      (168,407)      (301,656)       (59,155)
    CLASS B.......................................      (284,950)      (494,210)       (36,202)
    CLASS C.......................................       (47,436)       (78,121)        (2,585)
    CLASS I.......................................           N/A            N/A            N/A
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A.......................................             0        (17,016)             0
    CLASS B.......................................             0        (34,782)             0
    CLASS C.......................................             0         (4,732)             0
    CLASS I.......................................           N/A            N/A            N/A
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A.............     1,155,368      4,298,862      5,486,114
  REINVESTMENT OF DIVIDENDS - CLASS A.............        69,054        127,714         25,324
  COST OF SHARES REDEEMED - CLASS A...............      (620,136)    (4,188,224)       (35,386)
                                                    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A.......       604,286        238,352      5,476,052
                                                    ------------   ------------   ------------
PROCEEDS FROM SHARES SOLD - CLASS B...............     1,384,583      8,152,989      4,674,276
REINVESTMENT OF DIVIDENDS - CLASS B...............       180,085        350,463         10,428
COST OF SHARES REDEEMED - CLASS B.................    (1,425,876)    (1,310,668)      (115,854)
                                                    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B.......       138,792      7,192,784      4,568,850
                                                    ------------   ------------   ------------
PROCEEDS FROM SHARES SOLD - CLASS C...............       207,153      2,076,396        296,460
REINVESTMENT OF DIVIDENDS - CLASS C...............        39,035         66,082          1,192
COST OF SHARES REDEEMED - CLASS C.................      (339,167)      (344,908)             0
                                                    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C.......       (92,979)     1,797,570        297,652
                                                    ------------   ------------   ------------
PROCEEDS FROM SHARES SOLD - CLASS I...............           N/A            N/A            N/A
REINVESTMENT OF DIVIDENDS - CLASS I...............           N/A            N/A            N/A
COST OF SHARES REDEEMED - CLASS I.................           N/A            N/A            N/A
                                                    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS I.......           N/A            N/A            N/A
                                                    ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS.................      (126,532)     8,389,543     10,397,222
                                                    ------------   ------------   ------------

NET ASSETS:
-----------------------------------------------------------------------------------------------
  ENDING NET ASSETS...............................  $ 18,660,233   $ 18,786,765   $ 10,397,222

SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A...........................       121,643        427,782        549,592
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS A.......................................         7,364         12,788          2,541
  SHARES REDEEMED - CLASS A.......................       (65,769)      (419,200)        (3,533)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A.........................................        63,238         21,370        548,600
  SHARES SOLD - CLASS B...........................       146,158        814,237        468,524
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS B.......................................        19,197         35,042          1,045
  SHARES REDEEMED - CLASS B.......................      (151,868)      (131,436)       (11,597)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B.........................................        13,487        717,845        457,972
  SHARES SOLD - CLASS C...........................        22,118        206,133         29,746
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS C.......................................         4,161          6,636            119
  SHARES REDEEMED - CLASS C.......................       (36,079)       (35,279)             0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS C.........................................        (9,800)       177,490         29,865
  SHARES SOLD - INSTITUTIONAL CLASS...............           N/A            N/A            N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS...........................           N/A            N/A            N/A
SHARES REDEEMED - INSTITUTIONAL CLASS.............           N/A            N/A            N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS I.........................................           N/A            N/A            N/A

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME..........................................  $      5,621   $      5,621   $      5,621
                                                    ------------   ------------   ------------

STATEMENTS OF CHANGES IN NET ASSETS                                 INCOME FUNDS
--------------------------------------------------------------------------------

                                DIVERSIFIED BOND                       INCOME                           INCOME PLUS
                           ---------------------------  ------------------------------------  --------------------------------
                             (UNAUDITED)                      (UNAUDITED)                        (UNAUDITED)
                                 FOR THE       FOR THE            FOR THE            FOR THE         FOR THE              FROM
                              YEAR ENDED    YEAR ENDED         YEAR ENDED         YEAR ENDED    PERIOD ENDED  JULY 13, 1998 TO
                           NOV. 30, 1999  MAY 31, 1999  NOV. 30, 1999 (1)  NOV. 30, 1998 (2)   NOV. 30, 1999     JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $179,133,459   $134,830,774  $     369,928,292  $     303,081,744  $   51,152,364  $              0
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................     5,083,952      8,791,665         12,247,605         20,783,023       1,414,201         2,467,497
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........    (1,247,259)     3,794,321         (8,904,456)         1,744,973        (389,230)         (615,567)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....    (2,816,695)    (7,276,006)        (6,103,045)       (14,614,100)     (2,516,709)       (1,040,956)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  FORWARD FOREIGN
  CURRENCY CONTRACTS.....             0              0                  0                  0          16,833            14,103
                           ------------   ------------  -----------------  -----------------  --------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     1,019,998      5,309,980         (2,759,896)         7,913,896      (1,474,905)          825,077
                           ------------   ------------  -----------------  -----------------  --------------  ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............           N/A            N/A           (454,636)          (644,375)       (296,453)         (592,308)
    CLASS B..............           N/A            N/A           (237,230)          (338,080)       (948,973)       (1,634,801)
    CLASS C..............           N/A            N/A                  0                  0         (82,353)         (157,519)
    CLASS I..............             0     (8,345,049)       (11,607,880)       (19,800,568)            N/A               N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............           N/A            N/A                  0                  0               0                 0
    CLASS B..............           N/A            N/A                  0                  0               0                 0
    CLASS C..............           N/A            N/A                N/A                N/A               0                 0
    CLASS I..............             0     (2,943,586)                 0                  0             N/A               N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......           N/A            N/A          6,531,440          9,443,566       1,598,504        17,861,432
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           N/A            N/A            284,195            444,993         219,391           471,992
  COST OF SHARES REDEEMED
    - CLASS A............           N/A            N/A         (2,686,517)        (3,311,262)     (2,503,997)       (6,778,268)
                           ------------   ------------  -----------------  -----------------  --------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................           N/A            N/A          4,129,118          6,577,297        (686,102)       11,555,156
                           ------------   ------------  -----------------  -----------------  --------------  ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS B..............           N/A            N/A          4,103,136          4,176,972       2,721,445        47,027,538
REINVESTMENT OF DIVIDENDS
  - CLASS B..............           N/A            N/A            189,472            258,830         657,844         1,158,652
COST OF SHARES REDEEMED -
  CLASS B................           N/A            N/A         (1,532,826)        (1,281,451)     (3,969,450)      (10,161,143)
                           ------------   ------------  -----------------  -----------------  --------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................           N/A            N/A          2,759,782          3,154,351        (590,161)       38,025,047
                           ------------   ------------  -----------------  -----------------  --------------  ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS C..............           N/A            N/A                N/A                N/A         369,535         4,318,436
REINVESTMENT OF DIVIDENDS
  - CLASS C..............           N/A            N/A                N/A                N/A          62,553           130,309
COST OF SHARES REDEEMED -
  CLASS C................           N/A            N/A                N/A                N/A        (423,165)       (1,317,033)
                           ------------   ------------  -----------------  -----------------  --------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................           N/A            N/A                N/A                N/A           8,923         3,131,712
                           ------------   ------------  -----------------  -----------------  --------------  ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS I..............    32,567,539     93,461,345        128,625,256        116,593,000             N/A               N/A
REINVESTMENT OF DIVIDENDS
  - CLASS I..............             0     10,514,121          1,277,097          1,404,934             N/A               N/A
COST OF SHARES REDEEMED -
  CLASS I................   (26,318,895)   (53,694,126)       (33,513,123)       (48,013,907)            N/A               N/A
                           ------------   ------------  -----------------  -----------------  --------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................     6,248,644     50,281,340         96,389,230         69,984,027             N/A               N/A
                           ------------   ------------  -----------------  -----------------  --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS.............     7,268,642     44,302,685         88,218,488         66,846,548      (4,070,024)       51,152,364
                           ------------   ------------  -----------------  -----------------  --------------  ----------------

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $186,402,101   $179,133,459  $     458,146,780  $     369,928,292  $   47,082,340  $     51,152,364

SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............           N/A            N/A            710,305            963,101         137,772         1,437,339
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           N/A            N/A             30,768             38,853          18,898            38,209
  SHARES REDEEMED -
    CLASS A..............           N/A            N/A           (290,695)          (335,760)       (212,161)         (543,204)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           N/A            N/A            450,378            666,194         (55,491)          932,344
  SHARES SOLD -
    CLASS B..............           N/A            N/A            443,876            429,256         231,853         3,788,681
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           N/A            N/A             20,577             22,307          56,610            93,706
  SHARES REDEEMED -
    CLASS B..............           N/A            N/A           (166,599)          (131,835)       (339,032)         (819,929)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................           N/A            N/A            297,854            319,728         (50,569)        3,062,458
  SHARES SOLD -
    CLASS C..............           N/A            N/A                N/A                N/A          31,066           347,631
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............           N/A            N/A                N/A                N/A           5,401            10,533
  SHARES REDEEMED -
    CLASS C..............           N/A            N/A                N/A                N/A         (36,231)         (106,035)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................           N/A            N/A                N/A                N/A             236           252,129
  SHARES SOLD -
    INSTITUTIONAL
    CLASS................     1,248,767      3,450,235         13,918,132          9,749,900             N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................             0        394,526            138,804            126,666             N/A               N/A
SHARES REDEEMED -
  INSTITUTIONAL CLASS....    (1,009,375)    (1,972,081)        (3,629,245)        (4,886,126)            N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................       239,392      1,872,680         10,427,691          4,990,440             N/A               N/A

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $ 10,002,839   $  4,918,887  $               0  $          14,155  $      170,981  $         84,559
                           ------------   ------------  -----------------  -----------------  --------------  ----------------

INCOME FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         INTERMEDIATE GOVERNMENT
                                                                 INCOME
                                                    ---------------------------------
                                                          (UNAUDITED)
                                                              FOR THE         FOR THE
                                                           YEAR ENDED      YEAR ENDED
                                                    NOV. 30, 1999 (3)   NOV. 30, 1998
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS..............................  $     447,437,913  $  422,947,755
OPERATIONS:
NET INVESTMENT INCOME (LOSS)......................         14,845,509      25,631,632
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS...............         (7,545,987)      9,601,541
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF
  ASSETS IN FOREIGN CURRENCY......................         (6,513,087)    (17,398,354)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
  CONTRACTS.......................................                  0               0
                                                    -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS   RESULTING
  FROM OPERATIONS.................................            786,435      17,834,819
                                                    -----------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A.......................................         (1,161,512)       (989,253)
    CLASS B.......................................           (338,671)       (436,710)
    CLASS C.......................................            (10,502)            N/A
    CLASS I.......................................        (13,084,679)    (24,119,784)
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A.......................................                  0               0
    CLASS B.......................................                  0               0
    CLASS C.......................................                  0             N/A
    CLASS I.......................................                  0               0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A.............        215,392,834      10,419,234
  REINVESTMENT OF DIVIDENDS - CLASS A.............            800,435         656,708
  COST OF SHARES REDEEMED - CLASS A...............         (7,266,511)     (6,477,809)
                                                    -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A.......        208,926,758       4,598,133
                                                    -----------------  --------------
PROCEEDS FROM SHARES SOLD - CLASS B...............         53,104,018       2,225,321
REINVESTMENT OF DIVIDENDS - CLASS B...............            242,100         306,880
COST OF SHARES REDEEMED - CLASS B.................         (2,918,182)     (2,117,425)
                                                    -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B.......         50,427,936         414,776
                                                    -----------------  --------------
PROCEEDS FROM SHARES SOLD - CLASS C...............          4,479,510             N/A
REINVESTMENT OF DIVIDENDS - CLASS C...............              6,572             N/A
COST OF SHARES REDEEMED - CLASS C.................           (160,731)            N/A
                                                    -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C.......          4,325,351             N/A
                                                    -----------------  --------------
PROCEEDS FROM SHARES SOLD - CLASS I...............         51,136,732      99,614,489
REINVESTMENT OF DIVIDENDS - CLASS I...............          1,977,381       3,149,067
COST OF SHARES REDEEMED - CLASS I.................        (41,478,384)    (75,575,379)
                                                    -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS I.......         11,635,729      27,188,177
                                                    -----------------  --------------
INCREASE (DECREASE) IN NET ASSETS.................        261,506,845      24,490,158
                                                    -----------------  --------------

NET ASSETS:
-------------------------------------------------------------------------------------
  ENDING NET ASSETS...............................  $     708,944,758  $  447,437,913

SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A...........................         19,822,140         882,227
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS A.......................................             73,975          57,675
  SHARES REDEEMED - CLASS A.......................           (669,251)       (532,944)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A.........................................         19,226,864         406,958
  SHARES SOLD - CLASS B...........................          4,887,937         197,858
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS B.......................................             22,373          24,843
  SHARES REDEEMED - CLASS B.......................           (268,312)       (186,963)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B.........................................          4,641,998          35,738
  SHARES SOLD - CLASS C...........................            412,495             N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS C.......................................                609             N/A
  SHARES REDEEMED - CLASS C.......................            (14,812)            N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS C.........................................            398,292             N/A
  SHARES SOLD - INSTITUTIONAL CLASS...............          4,702,015       8,727,027
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS...........................            182,374         276,758
SHARES REDEEMED - INSTITUTIONAL CLASS.............         (3,814,720)     (6,624,019)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS I.........................................          1,069,669       2,379,766

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME..........................................  $         899,526  $      520,614
                                                    -----------------  --------------

STATEMENTS OF CHANGES IN NET ASSETS                                 INCOME FUNDS
--------------------------------------------------------------------------------

                                       LIMITED TERM GOVERNMENT INCOME                          STABLE INCOME
                           -------------------------------------------------------     ------------------------------
                                 (UNAUDITED)                                              (UNAUDITED)
                                     FOR THE            FOR THE      FOR THE THREE            FOR THE         FOR THE
                                PERIOD ENDED         YEAR ENDED       MONTHS ENDED         YEAR ENDED      YEAR ENDED
                           NOV. 30, 1999 (4)  JUNE 30, 1999 (5)  JUNE 30, 1998 (6)      NOV. 30, 1999   NOV. 30, 1998
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     132,387,973  $     135,808,583  $      81,667,790     $  190,146,200  $  154,592,410
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................          3,168,262          7,863,797          1,204,587          5,104,888       9,000,111
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........           (994,373)            29,922            197,277           (144,323)         77,235
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....         (1,050,609)        (3,516,889)          (315,497)        (1,626,478)       (817,887)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  FORWARD FOREIGN
  CURRENCY CONTRACTS.....                  0                  0                  0                  0               0
                           -----------------  -----------------  -----------------     --------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          1,123,280          4,376,830          1,086,367          3,334,087       8,259,459
                           -----------------  -----------------  -----------------     --------------  --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............           (904,613)        (2,552,631)          (411,840)          (234,416)       (441,356)
    CLASS B..............           (201,644)          (435,667)           (16,670)(8)        (57,396)        (91,337)
    CLASS C..............                N/A                N/A                N/A                N/A             N/A
    CLASS I..............         (2,072,397)        (4,875,499)          (776,077)        (4,743,035)     (8,493,767)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                  0                  0                  0                  0               0
    CLASS B..............                  0                  0                  0(8)               0               0
    CLASS C..............                N/A                N/A                N/A                N/A             N/A
    CLASS I..............                  0                  0                  0                  0               0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          1,283,618         35,462,628         11,342,063          1,247,804      69,160,904
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            639,808          1,958,664            298,853            175,060         274,004
  COST OF SHARES REDEEMED
    - CLASS A............        (10,283,973)       (31,334,933)        (3,209,710)          (700,220)    (68,232,510)
                           -----------------  -----------------  -----------------     --------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         (8,360,547)         6,086,359          8,431,206            722,644       1,202,398
                           -----------------  -----------------  -----------------     --------------  --------------
PROCEEDS FROM SHARES SOLD
  - CLASS B..............          1,976,777          4,909,279          7,582,398(8)         860,504       1,191,404
REINVESTMENT OF DIVIDENDS
  - CLASS B..............            164,916            374,047                  5(8)          51,851          81,915
COST OF SHARES REDEEMED -
  CLASS B................         (1,423,470)        (2,896,538)           (27,179)(8)       (698,011)       (738,126)
                           -----------------  -----------------  -----------------     --------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................            718,223          2,386,788          7,555,224            214,344         535,193
                           -----------------  -----------------  -----------------     --------------  --------------
PROCEEDS FROM SHARES SOLD
  - CLASS C..............                N/A                N/A                N/A                N/A             N/A
REINVESTMENT OF DIVIDENDS
  - CLASS C..............                N/A                N/A                N/A                N/A             N/A
COST OF SHARES REDEEMED -
  CLASS C................                N/A                N/A                N/A                N/A             N/A
                           -----------------  -----------------  -----------------     --------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A                N/A                N/A                N/A             N/A
                           -----------------  -----------------  -----------------     --------------  --------------
PROCEEDS FROM SHARES SOLD
  - CLASS I..............         82,708,246         16,076,383         43,495,528         38,949,832     104,727,907
REINVESTMENT OF DIVIDENDS
  - CLASS I..............            829,736          2,114,406            182,366          3,893,317       7,027,178
COST OF SHARES REDEEMED -
  CLASS I................        (16,035,858)       (26,597,579)        (5,405,311)       (39,570,231)    (77,171,885)
                           -----------------  -----------------  -----------------     --------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................         67,502,124         (8,406,790)        38,272,583          3,272,918      34,583,200
                           -----------------  -----------------  -----------------     --------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS.............         57,804,426         (3,420,610)        54,140,793          2,509,146      35,553,790
                           -----------------  -----------------  -----------------     --------------  --------------

NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $     190,192,399  $     132,387,973  $     135,808,583     $  192,655,346  $  190,146,200

SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............            132,821          3,504,267          1,131,614            121,707       6,572,253
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             66,274            195,337             30,004             17,143          26,555
  SHARES REDEEMED -
    CLASS A..............         (1,064,964)        (3,111,992)          (321,454)           (68,267)     (6,595,554)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           (865,869)           587,612            840,164             70,583           3,254
  SHARES SOLD -
    CLASS B..............            204,540            488,761            756,223             84,096         148,486
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             17,080             37,358                  1              5,079           7,941
  SHARES REDEEMED -
    CLASS B..............           (147,267)          (289,187)            (2,717)           (68,281)       (100,175)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             74,353            236,932            753,507             20,894          56,252
  SHARES SOLD -
    CLASS C..............                N/A                N/A                N/A                N/A             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A                N/A                N/A                N/A             N/A
  SHARES REDEEMED -
    CLASS C..............                N/A                N/A                N/A                N/A             N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A                N/A                N/A                N/A             N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS................          8,708,435          1,633,872          4,422,174          3,803,763      10,204,127
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................             87,629            215,215             18,665            381,194         680,833
SHARES REDEEMED -
  INSTITUTIONAL CLASS....         (1,696,023)        (2,709,472)          (552,996)        (3,866,498)     (7,428,994)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................          7,100,041           (860,385)         3,887,843            318,459       3,455,966

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $          71,778  $               0  $               0     $      205,896  $      135,855
                           -----------------  -----------------  -----------------     --------------  --------------

                                         VARIABLE RATE GOVERNMENT
                           ----------------------------------------------------
                              (UNAUDITED)
                                  FOR THE            FOR THE        FOR THE SIX
                             PERIOD ENDED         YEAR ENDED       MONTHS ENDED
                            NOV. 30, 1999  JUNE 30, 1999 (7)      JUNE 30, 1998
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $  108,202,622  $     169,619,917     $  231,810,756
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................       2,097,160          6,439,615          4,927,547
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........        (490,852)        (1,468,711)            12,439
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....         (96,506)        (1,882,277)        (1,051,658)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  FORWARD FOREIGN
  CURRENCY CONTRACTS.....               0                  0                  0
                           --------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........       1,509,802          3,088,627          3,888,328
                           --------------  -----------------     --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............      (2,097,160)        (6,432,666)        (4,809,412)
    CLASS B..............             N/A                N/A                N/A
    CLASS C..............             N/A             (6,949)(9)       (118,135)
    CLASS I..............             N/A                N/A                N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............               0                  0                  0
    CLASS B..............             N/A                N/A                N/A
    CLASS C..............             N/A                  0(9)               0
    CLASS I..............             N/A                N/A                N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......      37,913,071         93,797,081         48,964,576
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         248,904            959,349            817,437
  COST OF SHARES REDEEMED
    - CLASS A............     (56,071,387)      (148,197,189)      (111,124,094)
                           --------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................     (17,909,412)       (53,440,759)       (61,342,081)
                           --------------  -----------------     --------------
PROCEEDS FROM SHARES SOLD
  - CLASS B..............             N/A                N/A                N/A
REINVESTMENT OF DIVIDENDS
  - CLASS B..............             N/A                N/A                N/A
COST OF SHARES REDEEMED -
  CLASS B................             N/A                N/A                N/A
                           --------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................             N/A                N/A                N/A
                           --------------  -----------------     --------------
PROCEEDS FROM SHARES SOLD
  - CLASS C..............             N/A                  0(9)      26,817,057
REINVESTMENT OF DIVIDENDS
  - CLASS C..............             N/A              8,618(9)          60,258
COST OF SHARES REDEEMED -
  CLASS C................             N/A         (4,634,166)(9)    (26,686,854)
                           --------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................             N/A         (4,625,548)           190,461
                           --------------  -----------------     --------------
PROCEEDS FROM SHARES SOLD
  - CLASS I..............             N/A                N/A                N/A
REINVESTMENT OF DIVIDENDS
  - CLASS I..............             N/A                N/A                N/A
COST OF SHARES REDEEMED -
  CLASS I................             N/A                N/A                N/A
                           --------------  -----------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................             N/A                N/A                N/A
                           --------------  -----------------     --------------
INCREASE (DECREASE) IN
  NET ASSETS.............     (18,496,770)       (61,417,295)       (62,190,839)
                           --------------  -----------------     --------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......  $   89,705,852  $     108,202,622     $  169,619,917
SHARE ISSUED AND REDEEMED
  SHARES SOLD -
    CLASS A..............       4,251,223         10,323,043          5,306,636
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          27,935            105,348             88,803
  SHARES REDEEMED -
    CLASS A..............      (6,290,923)       (16,309,899)       (12,066,556)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................      (2,011,765)        (5,881,508)        (6,671,117)
  SHARES SOLD -
    CLASS B..............             N/A                N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             N/A                N/A                N/A
  SHARES REDEEMED -
    CLASS B..............             N/A                N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             N/A                N/A                N/A
  SHARES SOLD -
    CLASS C..............             N/A           (331,880)         1,937,902
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             N/A                625              4,358
  SHARES REDEEMED -
    CLASS C..............             N/A             (4,126)        (1,928,389)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             N/A           (335,381)            13,871
  SHARES SOLD -
    INSTITUTIONAL
    CLASS................             N/A                N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................             N/A                N/A                N/A
SHARES REDEEMED -
  INSTITUTIONAL CLASS....             N/A                N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................             N/A                N/A                N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $            0  $               0     $            0
                           --------------  -----------------     --------------

INCOME FUNDS                     STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $1,168,370 for Class A, and "Shares sold" includes 130,655 for Class A as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $2,408,469 for Class B, and "Shares sold" includes 268,839 for Class B as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $82,283,786 for Institutional shares, and "Shares sold" includes 9,188,592 for Institutional shares as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $8,786,406 for Institutional shares, and "Shares sold" includes 902,531 for Institutional shares as a result of the consolidation of the Norwest Advantage Performa Strategic Value Bond Fund

(2) "Proceeds from shares sold" includes $20,822,516 for Institutional shares as a result of the consolidation of the Founders Trust Income Fund.

(3) "Proceeds from shares sold" includes $145,943,819 for Class A, and "Shares sold" includes 13,814,237 for Class A as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $61,839,662 for Class A, and "Shares sold" includes 4,259,967 for Class A as a result of the consolidation of the Stagecoach U.S. Govt. Allocation Fund. "Proceeds from shares sold" includes $35,145,993 for Class B, and "Shares sold" includes 3,380,274 for Class B as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $17,089,828 for Class B, and "Shares sold" includes 1,617,587 for Class B as a result of the consolidation of the Stagecoach U.S. Govt. Allocation Fund. "Proceeds from shares sold" includes $4,408,810 for Class C, and "Shares sold" includes 423,795 for Class C as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $6,920,937 for Institutional shares, and "Shares sold" includes 453,619 for Institutional shares as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund

(4) "Proceeds from shares sold" includes $78,780,293 for Institutional shares, and "Shares sold" includes 8,190,601 for Institutional shares as a result of the consolidation of the Norwest Advantage Limited Term Govt. Income Fund

(5) "Proceeds from shares sold" includes $8,897,237 for Class A shares as a result of the consolidation of the Masterworks Short-Intermediate Term Fund.

(6) "Proceeds from shares sold" includes $9,084,926 for Class A shares $7,491,591 for Class B shares and $41,157,653 for Institutional Class Shares as a result of the consolidation of the Stagecoach Intermediate Bond Fund.

(7) "Proceeds from shares sold" includes $4,577,231 for Class A shares as a result of the conversion of the Fund's Class C shares on July 13, 1998.

(8)   This class of shares commenced operations on June 15, 1998.

(9)   This class of shares ceased operations on July 13, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

INCOME FUNDS                                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      (LOSS)     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------

CORPORATE BOND FUND
A SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......  $    9.62  $     0.27  $        (0.38) $    (0.27) $           0
JULY 1, 1998 TO JUNE 30,
  1999...................      10.03        0.62           (0.37)      (0.62)         (0.04)
APRIL 1, 1998(4) TO JUNE
  30, 1999...............      10.00        0.17            0.03       (0.17)             0
B SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......       9.62        0.24           (0.38)      (0.24)             0
JULY 1, 1998 TO JUNE 30,
  1999...................      10.03        0.55           (0.37)      (0.55)         (0.04)
APRIL 1, 1998(4) TO JUNE
  30, 1999...............      10.00        0.15           (0.03)      (0.15)             0
C SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......       9.62        0.24           (0.39)      (0.24)             0
JULY 1, 1998 TO JUNE 30,
  1999...................      10.03        0.55           (0.37)      (0.55)         (0.04)
APRIL 1, 1998(4) TO JUNE
  30, 1999...............      10.00        0.15            0.03       (0.15)             0

DIVERSIFIED BOND FUND
-------------------------------------------------------------------------------------------
I SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............      26.11        0.69           (0.55)          0              0
JUNE 1, 1998 TO MAY 31,
  1999...................      27.03        1.34           (0.17)      (1.43)         (0.66)
JUNE 1, 1997 TO MAY 31,
  1998...................      25.60        1.61            1.51       (1.66)         (0.03)
JUNE 1, 1996 TO MAY 31,
  1997...................      26.03        1.59            0.01       (1.69)         (0.34)
NOVEMBER 1, 1995 TO MAY
  31, 1996...............      27.92        1.07           (0.99)      (1.67)         (0.30)
NOVEMBER 11, 1994(5) TO
  OCTOBER 31, 1995.......      25.08        1.65            1.19           0              0

INCOME FUND
-------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............       9.48        0.30           (0.35)      (0.30)             0
JUNE 1, 1998 TO MAY 31,
  1999...................       9.79        0.59           (0.31)      (0.59)             0
JUNE 1, 1997 TO MAY 31,
  1998...................       9.27        0.61            0.52       (0.61)             0
JUNE 1, 1996 TO MAY 31,
  1997...................       9.27        0.62               0       (0.62)             0
JUNE 1, 1995 TO MAY 31,
  1996...................       9.63        0.61           (0.36)      (0.61)             0
B SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............       9.46        0.26           (0.35)      (0.26)             0
JUNE 1, 1998 TO MAY 31,
  1999...................       9.77        0.52           (0.31)      (0.52)             0
JUNE 1, 1997 TO MAY 31,
  1998...................       9.26        0.54            0.51       (0.54)             0
JUNE 1, 1996 TO MAY 31,
  1997...................       9.26        0.55               0       (0.55)             0
JUNE 1, 1995 TO MAY 31,
  1996...................       9.61        0.54           (0.35)      (0.54)             0
I SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............       9.47        0.30           (0.35)      (0.30)             0
JUNE 1, 1998 TO MAY 31,
  1999...................       9.78        0.59           (0.31)      (0.59)             0
JUNE 1, 1997 TO MAY 31,
  1998...................       9.27        0.61            0.51       (0.61)             0
JUNE 1, 1996 TO MAY 31,
  1997...................       9.26        0.62            0.01       (0.62)             0
JUNE 1, 1995 TO MAY 31,
  1996...................       9.62        0.61           (0.36)      (0.61)             0

INCOME PLUS FUND
-------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......      12.04        0.37           (0.70)      (0.35)             0
JULY 13, 1998(7) TO JUNE
  30, 1999...............      12.50        0.77           (0.46)      (0.77)             0
B SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......      12.05        0.33           (0.70)      (0.31)             0
JULY 13, 1998(7) TO JUNE
  30, 1999...............      12.50        0.68           (0.45)      (0.68)             0
C SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......      12.05        0.33           (0.70)      (0.31)             0
JULY 13, 1998(7) TO JUNE
  30, 1999...............      12.50        0.68           (0.45)      (0.68)             0

INTERMEDIATE GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............      11.04        0.30           (0.23)      (0.34)             0
JUNE 1, 1998 TO MAY 31,
  1999...................      11.22        0.64           (0.17)      (0.65)             0
JUNE 1, 1997 TO MAY 31,
  1998...................      10.84        0.77            0.31       (0.70)             0
JUNE 1, 1996 TO MAY 31,
  1997...................      10.89        0.73           (0.05)      (0.73)             0
MAY 2, 1996(5) TO MAY 31,
  1996...................      10.89        0.03               0       (0.03)             0
B SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............      11.04        0.25           (0.23)      (0.30)             0
JUNE 1, 1998 TO MAY 31,
  1999...................      11.21        0.53           (0.13)      (0.57)             0
JUNE 1, 1997 TO MAY 31,
  1998...................      10.83        0.69            0.31       (0.62)             0
JUNE 1, 1996 TO MAY 31,
  1997...................      10.89        0.64           (0.05)      (0.65)             0
MAY 17, 1996(5) TO MAY
  31, 1996...............      10.97        0.03           (0.08)      (0.03)             0

FINANCIAL HIGHLIGHTS                                                INCOME FUNDS
--------------------------------------------------------------------------------

                               ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSETS  ------------------------------------------                PORTFOLIO    NET ASSETS AT
                            VALUE PER   NET INVESTMENT        NET           GROSS         TOTAL   TURNOVER    END OF PERIOD
                                SHARE    INCOME (LOSS)   EXPENSES     EXPENSES(1)     RETURN(2)       RATE  (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------

CORPORATE BOND FUND
A SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......  $     9.24           6.74%      1.00%           1.46%        (1.19%)        41%  $         5,849
JULY 1, 1998 TO JUNE 30,
  1999...................        9.62           6.21%      0.93%           2.10%         2.45%        115%            5,482
APRIL 1, 1998(4) TO JUNE
  30, 1999...............       10.03           6.47%      0.56%           3.74%         1.98%         33%            5,503
B SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......        9.24           5.99%      1.75%           2.18%        (1.50%)        41%           10,987
JULY 1, 1998 TO JUNE 30,
  1999...................        9.62           5.43%      1.68%           2.65%         1.68%        115%           11,311
APRIL 1, 1998(4) TO JUNE
  30, 1999...............       10.03           5.47%      1.35%           4.30%         1.81%         33%            4,595
C SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......        9.23           5.98%      1.75%           2.40%        (1.61%)        41%            1,824
JULY 1, 1998 TO JUNE 30,
  1999...................        9.62           5.39%      1.70%           2.94%         1.67%        115%            1,994
APRIL 1, 1998(4) TO JUNE
  30, 1999...............       10.03           5.57%      1.34%           8.58%         1.78%         33%              299

DIVERSIFIED BOND FUND
---------------------------------------------------------------------------------------------------------------------------
I SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............       26.25           5.15%      0.70%           0.99%         0.54%         16%          186,402
JUNE 1, 1998 TO MAY 31,
  1999...................       26.12           5.58%(6)    0.70%(6)       1.07%(6)      4.15%         77%          179,133
JUNE 1, 1997 TO MAY 31,
  1998...................       27.03           5.98%(6)    0.70%(6)       1.02%(6)     12.39%         91%          134,831
JUNE 1, 1996 TO MAY 31,
  1997...................       25.60           6.19%      0.70%           0.77%         6.23%         57%          162,310
NOVEMBER 1, 1995 TO MAY
  31, 1996...............       26.03           6.78%      0.70%           0.77%         0.22%        119%          167,159
NOVEMBER 11, 1994(5) TO
  OCTOBER 31, 1995.......       27.92           5.87%      0.67%           0.82%        11.32%         59%          171,453

INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............        9.13           6.44%      0.78%           1.00%        (0.51%)        66%           17,334
JUNE 1, 1998 TO MAY 31,
  1999...................        9.48           5.98%      0.75%           1.08%         2.81%        202%           13,731
JUNE 1, 1997 TO MAY 31,
  1998...................        9.79           6.29%      0.75%           1.14%        12.47%        167%            7,661
JUNE 1, 1996 TO MAY 31,
  1997...................        9.27           6.59%      0.75%           1.17%         6.79%        231%            5,142
JUNE 1, 1995 TO MAY 31,
  1996...................        9.27           6.33%      0.75%           1.16%         2.58%        270%            5,521
B SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............        9.11           5.68%      1.54%           1.99%        (0.89%)        66%           10,156
JUNE 1, 1998 TO MAY 31,
  1999...................        9.46           5.22%      1.50%           2.13%         2.03%        202%            7,726
JUNE 1, 1997 TO MAY 31,
  1998...................        9.77           5.54%      1.50%           2.19%        11.52%        167%            4,855
JUNE 1, 1996 TO MAY 31,
  1997...................        9.26           5.87%      1.50%           2.25%         6.03%        231%            3,349
JUNE 1, 1995 TO MAY 31,
  1996...................        9.26           5.57%      1.50%           2.27%         1.92%        270%            3,292
I SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............        9.12           6.48%      0.75%           0.89%        (0.50%)        66%          430,656
JUNE 1, 1998 TO MAY 31,
  1999...................        9.47           6.00%      0.75%           0.92%         2.81%        202%          348,472
JUNE 1, 1997 TO MAY 31,
  1998...................        9.78           6.32%      0.75%           0.92%        12.35%        167%          290,566
JUNE 1, 1996 TO MAY 31,
  1997...................        9.27           6.59%      0.75%           1.02%         6.90%        231%          258,207
JUNE 1, 1995 TO MAY 31,
  1996...................        9.26           6.30%      0.75%           1.06%         2.58%        270%          271,157

INCOME PLUS FUND
---------------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......       11.36           7.56%      1.10%           1.47%        (2.77%)        31%            9,965
JULY 13, 1998(7) TO JUNE
  30, 1999...............       12.04           6.95%      0.66%           1.62%         2.52%        176%           11,223
B SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......       11.37           6.79%      1.85%           2.16%        (3.06%)        31%           34,248
JULY 13, 1998(7) TO JUNE
  30, 1999...............       12.05           6.25%      1.50%           2.14%         1.87%        176%           36,892
C SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......       11.37           6.77%      1.85%           2.45%        (3.06%)        31%            2,870
JULY 13, 1998(7) TO JUNE
  30, 1999...............       12.05           6.23%      1.47%           2.49%         1.87%        176%            3,037

INTERMEDIATE GOVERNMENT INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............       10.77           6.15%      0.85%           1.02%         0.68%         68%          225,176
JUNE 1, 1998 TO MAY 31,
  1999...................       11.04           5.76%      0.68%           0.87%         4.21%        124%           18,594
JUNE 1, 1997 TO MAY 31,
  1998...................       11.22           6.35%      0.68%           0.86%        10.19%         97%           14,325
JUNE 1, 1996 TO MAY 31,
  1997...................       10.84           6.58%      0.68%           0.80%         6.36%        183%           13,038
MAY 2, 1996(5) TO MAY 31,
  1996...................       10.89           7.32%      0.75%           1.74%         0.26%         75%           16,562
B SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............       10.76           5.43%      1.56%           1.80%         0.20%         68%           58,280
JUNE 1, 1998 TO MAY 31,
  1999...................       11.04           5.01%      1.43%           1.91%         3.53%        124%            8,540
JUNE 1, 1997 TO MAY 31,
  1998...................       11.21           5.60%      1.43%           1.85%         9.38%         97%            8,277
JUNE 1, 1996 TO MAY 31,
  1997...................       10.83           5.80%      1.42%           1.85%         5.51%        183%            8,970
MAY 17, 1996(5) TO MAY
  31, 1996...............       10.89           5.56%      1.35%           2.65%        (0.49%)        75%           10,682

INCOME FUNDS                                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      (LOSS)     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------
C SHARES
NOVEMBER 8, 1999(5) TO
  NOVEMBER 30, 1999......  $   10.86        0.03           (0.11)      (0.02) $           0
I SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............      11.05        0.34           (0.28)      (0.34)             0
JUNE 1, 1998 TO MAY 31,
  1999...................      11.22        0.66           (0.18)      (0.65)             0
JUNE 1, 1997 TO MAY 31,
  1998...................      10.84        0.71            0.37       (0.70)             0
JUNE 1, 1996 TO MAY 31,
  1997...................      10.89        0.72           (0.04)      (0.73)             0
NOVEMBER 1, 1995 TO MAY
  31, 1996...............      12.40        0.40            0.53       (1.32)         (1.12)
NOVEMBER 11, 1994(5) TO
  OCTOBER 31, 1995 (8)...      11.11        0.93            0.36           0              0

LIMITED TERM GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......       9.74        0.23           (0.12)      (0.23)             0
JULY 1, 1998 TO JUNE 30,
  1999...................       9.97        0.57           (0.23)      (0.57)             0
APRIL 1, 1998(9) TO JUNE
  30, 1998...............       9.95        0.13            0.02       (0.13)             0
APRIL 1, 1997 TO MARCH
  31, 1998...............       9.64        0.51            0.31       (0.51)             0
OCTOBER 1, 1996(10) TO
  MARCH 31, 1997.........       9.73        0.34           (0.09)      (0.34)             0
JANUARY 1, 1996(11) TO
  SEPTEMBER 30, 1996.....      10.00        0.41           (0.27)      (0.41)             0
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......       9.39        0.55            0.61       (0.55)             0
JANUARY 1, 1994 TO
  DECEMBER 31, 1994......       9.99        0.46           (0.60)      (0.46)             0
B SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......       9.74        0.20           (0.12)      (0.20)             0
JULY 1, 1998 TO JUNE 30,
  1999...................       9.97        0.50           (0.23)      (0.50)             0
JUNE 15, 1998(12) TO JUNE
  30, 1998...............      10.03        0.02           (0.06)      (0.02)             0
I SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......       9.55        0.23           (0.11)      (0.23)             0
JULY 1, 1998 TO JUNE 30,
  1999...................       9.78        0.56           (0.23)      (0.56)             0
APRIL 1, 1998(9) TO JUNE
  30, 1998...............       9.76        0.13            0.02       (0.13)             0
APRIL 1, 1997 TO MARCH
  31, 1998...............       9.45        0.51            0.31       (0.51)             0
OCTOBER 1, 1996(10) TO
  MARCH 31, 1997.........       9.54        0.34           (0.09)      (0.34)             0
SEPTEMBER 6, 1996(13) TO
  SEPTEMBER 30, 1996.....       9.46        0.03            0.08       (0.03)             0

STABLE INCOME FUND
-------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............      10.26        0.27           (0.08)      (0.27)             0
JUNE 1, 1998 TO MAY 31,
  1999...................      10.31        0.54           (0.06)      (0.53)             0
JUNE 1, 1997 TO MAY 31,
  1998...................      10.24        0.58            0.06       (0.57)             0
JUNE 1, 1996 TO MAY 31,
  1997...................      10.20        0.58            0.04       (0.58)             0
MAY 2, 1996(5) TO MAY 31,
  1996...................      10.22        0.02               0       (0.04)             0
B SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............      10.26        0.23           (0.09)      (0.23)             0
JUNE 1, 1998 TO MAY 31,
  1999...................      10.30        0.44           (0.04)      (0.44)             0
JUNE 1, 1997 TO MAY 31,
  1998...................      10.24        0.51            0.04       (0.49)             0
JUNE 1, 1996 TO MAY 31,
  1997...................      10.20        0.52            0.02       (0.50)             0
MAY 17, 1996(5)TO MAY 31,
  1996...................      10.23        0.02           (0.01)      (0.04)             0
I SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............      10.27        0.27           (0.09)      (0.27)             0
JUNE 1, 1998 TO MAY 31,
  1999...................      10.30        0.52           (0.02)      (0.53)             0
JUNE 1, 1997 TO MAY 31,
  1998...................      10.24        0.58            0.05       (0.57)             0
JUNE 1, 1996 TO MAY 31,
  1997...................      10.20        0.58            0.04       (0.58)             0
NOVEMBER 1, 1995 TO MAY
  31, 1996...............      10.72        0.28            0.03       (0.77)         (0.06)
NOVEMBER 11, 1994(5) TO
  OCTOBER 31, 1995.......      10.00        0.50            0.22           0              0

VARIABLE RATE GOVERNMENT FUND
-------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......       8.96        0.18           (0.05)      (0.18)             0
JULY 1, 1998 TO JUNE 30,
  1999...................       9.19        0.43           (0.23)      (0.43)             0
JANUARY 1, 1998(15) TO
  JUNE 30, 1998..........       9.23        0.24           (0.04)      (0.24)             0
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......       9.25        0.51           (0.02)      (0.51)             0
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......       9.35         0.5           (0.10)      (0.46)             0
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......       9.19        0.53            0.16       (0.53)             0

FINANCIAL HIGHLIGHTS                                                INCOME FUNDS
--------------------------------------------------------------------------------

                                          ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                      NET ASSETS  -------------------------------------------                PORTFOLIO
                           RETURN OF   VALUE PER   NET INVESTMENT         NET           GROSS      TOTAL      TURNOVER
                             CAPITAL       SHARE    INCOME (LOSS)    EXPENSES     EXPENSES(1)  RETURN(2)          RATE
----------------------------------------------------------------------------------------------------------------------
C SHARES
NOVEMBER 8, 1999(5) TO
  NOVEMBER 30, 1999......  $       0  $    10.76           5.35%       1.71%           1.90%       0.20%           68%
I SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............          0       10.77           6.26%       0.68%           0.73%       0.58%           68%
JUNE 1, 1998 TO MAY 31,
  1999...................          0       11.05           5.77%       0.68%           0.72%       4.30%          124%
JUNE 1, 1997 TO MAY 31,
  1998...................          0       11.22           6.35%       0.68%           0.72%      10.19%           97%
JUNE 1, 1996 TO MAY 31,
  1997...................          0       10.84           6.57%       0.68%           0.72%       6.36%          183%
NOVEMBER 1, 1995 TO MAY
  31, 1996...............          0       10.89           6.71%       0.71%           1.17%       0.60%           75%
NOVEMBER 11, 1994(5) TO
  OCTOBER 31, 1995 (8)...          0       12.40           7.79%       0.68%           0.93%      11.58%          241%

LIMITED TERM GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......          0        9.62           5.58%       0.96%           1.26%       1.12%           45%
JULY 1, 1998 TO JUNE 30,
  1999...................          0        9.74           5.66%       0.96%           1.21%       3.37%          116%
APRIL 1, 1998(9) TO JUNE
  30, 1998...............          0        9.97           5.36%       0.96%           1.24%       1.54%           12%
APRIL 1, 1997 TO MARCH
  31, 1998...............          0        9.95           5.19%       0.78%           1.30%       8.69%           48%
OCTOBER 1, 1996(10) TO
  MARCH 31, 1997.........          0        9.64           6.96%       0.71%           1.12%       2.57%           52%
JANUARY 1, 1996(11) TO
  SEPTEMBER 30, 1996.....          0        9.73           5.60%       0.76%           1.21%       1.34%          389%
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......          0       10.00           5.64%       0.71%           1.67%      12.67%          472%
JANUARY 1, 1994 TO
  DECEMBER 31, 1994......          0        9.39           4.75%       0.25%           2.28%      (1.42)%         288%
B SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......          0        9.62           4.86%       1.67%           1.99%       0.81%           45%
JULY 1, 1998 TO JUNE 30,
  1999...................          0        9.74           4.95%       1.66%           1.99%       2.65%          116%
JUNE 15, 1998(12) TO JUNE
  30, 1998...............          0        9.97           5.08%       1.66%           1.97%      (0.38)%          12%
I SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......          0        9.44           5.74%       0.79%           1.04%       1.27%           45%
JULY 1, 1998 TO JUNE 30,
  1999...................          0        9.55           5.72%       0.91%           1.08%       3.38%          116%
APRIL 1, 1998(9) TO JUNE
  30, 1998...............          0        9.78           5.44%       0.91%           1.08%       1.56%           12%
APRIL 1, 1997 TO MARCH
  31, 1998...............          0        9.76           5.28%       0.69%           1.07%       8.85%           48%
OCTOBER 1, 1996(10) TO
  MARCH 31, 1997.........          0        9.45           7.01%       0.65%           1.02%       2.58%           52%
SEPTEMBER 6, 1996(13) TO
  SEPTEMBER 30, 1996.....          0        9.54           5.14%       0.59%           0.84%       1.08%          389%

STABLE INCOME FUND
----------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............          0       10.18           4.87%       0.68%           0.81%       1.83%           25%
JUNE 1, 1998 TO MAY 31,
  1999...................          0       10.26           5.11%(6)     0.65%(6)       0.95%(6)     4.74%          29%(14)
JUNE 1, 1997 TO MAY 31,
  1998...................          0       10.31           5.74%(6)     0.65%(6)       0.91%(6)     6.38%          37%(14)
JUNE 1, 1996 TO MAY 31,
  1997...................          0       10.24           5.69%       0.65%           0.87%       6.24%           41%
MAY 2, 1996(5) TO MAY 31,
  1996...................          0       10.20           5.77%       0.70%           2.22%       0.23%          110%
B SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............          0       10.17           4.12%       1.43%           1.97%       1.35%           25%
JUNE 1, 1998 TO MAY 31,
  1999...................          0       10.26           4.34%(6)     1.40%(6)       2.15%(6)     4.07%          29%(14)
JUNE 1, 1997 TO MAY 31,
  1998...................          0       10.30           4.94%(6)     1.40%(6)       2.37%(6)     5.50%          37%(14)
JUNE 1, 1996 TO MAY 31,
  1997...................          0       10.24           4.96%       1.39%           2.89%       5.43%           41%
MAY 17, 1996(5)TO MAY 31,
  1996...................          0       10.20           5.02%       1.42%           3.07%       0.12%          110%
I SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............          0       10.18           4.90%       0.65%           0.71%       1.74%           25%
JUNE 1, 1998 TO MAY 31,
  1999...................          0       10.27           5.10%(6)     0.65%(6)       0.76%(6)     4.95%          29%(14)
JUNE 1, 1997 TO MAY 31,
  1998...................          0       10.30           5.69%(6)     0.65%(6)       0.76%(6)     6.28%          37%(14)
JUNE 1, 1996 TO MAY 31,
  1997...................          0       10.24           5.73%       0.65%           0.79%       6.24%           41%
NOVEMBER 1, 1995 TO MAY
  31, 1996...............          0       10.20           5.74%       0.65%           0.92%       2.97%          110%
NOVEMBER 11, 1994(5) TO
  OCTOBER 31, 1995.......          0       10.72           5.91%       0.65%           0.98%       7.20%          116%

VARIABLE RATE GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......          0        8.91           4.81%       0.78%           1.12%       1.47%            0%
JULY 1, 1998 TO JUNE 30,
  1999...................          0        8.96           4.71%       0.78%           1.13%       2.17%           80%
JANUARY 1, 1998(15) TO
  JUNE 30, 1998..........          0        9.19           5.21%       0.78%           1.11%       2.16%           45%
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......          0        9.23           5.55%       0.81%           1.09%       5.43%           92%
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......      (0.04)       9.25           5.36%       0.88%           0.98%       4.41%          277%
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......          0        9.35           5.71%       0.84%           0.96%       7.69%          317%


                             NET ASSETS AT
                             END OF PERIOD
                           (000'S OMITTED)
-------------------------
C SHARES
NOVEMBER 8, 1999(5) TO
  NOVEMBER 30, 1999......  $         4,285
I SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............          421,204
JUNE 1, 1998 TO MAY 31,
  1999...................          420,305
JUNE 1, 1997 TO MAY 31,
  1998...................          400,346
JUNE 1, 1996 TO MAY 31,
  1997...................          371,278
NOVEMBER 1, 1995 TO MAY
  31, 1996...............          399,324
NOVEMBER 11, 1994(5) TO
  OCTOBER 31, 1995 (8)...           50,213
LIMITED TERM GOVERNMENT I
-------------------------
A SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......           34,110
JULY 1, 1998 TO JUNE 30,
  1999...................           42,956
APRIL 1, 1998(9) TO JUNE
  30, 1998...............           38,149
APRIL 1, 1997 TO MARCH
  31, 1998...............           29,694
OCTOBER 1, 1996(10) TO
  MARCH 31, 1997.........           33,920
JANUARY 1, 1996(11) TO
  SEPTEMBER 30, 1996.....           37,465
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......           39,928
JANUARY 1, 1994 TO
  DECEMBER 31, 1994......           11,602
B SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......           10,243
JULY 1, 1998 TO JUNE 30,
  1999...................            9,643
JUNE 15, 1998(12) TO JUNE
  30, 1998...............            7,514
I SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......          145,839
JULY 1, 1998 TO JUNE 30,
  1999...................           79,789
APRIL 1, 1998(9) TO JUNE
  30, 1998...............           90,146
APRIL 1, 1997 TO MARCH
  31, 1998...............           51,973
OCTOBER 1, 1996(10) TO
  MARCH 31, 1997.........           60,150
SEPTEMBER 6, 1996(13) TO
  SEPTEMBER 30, 1996.....           73,637
STABLE INCOME FUND
-------------------------
A SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............            9,202
JUNE 1, 1998 TO MAY 31,
  1999...................            8,559
JUNE 1, 1997 TO MAY 31,
  1998...................            8,561
JUNE 1, 1996 TO MAY 31,
  1997...................           12,451
MAY 2, 1996(5) TO MAY 31,
  1996...................           16,256
B SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............            2,579
JUNE 1, 1998 TO MAY 31,
  1999...................            2,387
JUNE 1, 1997 TO MAY 31,
  1998...................            1,817
JUNE 1, 1996 TO MAY 31,
  1997...................            1,056
MAY 17, 1996(5)TO MAY 31,
  1996...................              867
I SHARES
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............          180,875
JUNE 1, 1998 TO MAY 31,
  1999...................          179,201
JUNE 1, 1997 TO MAY 31,
  1998...................          144,215
JUNE 1, 1996 TO MAY 31,
  1997...................          111,030
NOVEMBER 1, 1995 TO MAY
  31, 1996...............           83,404
NOVEMBER 11, 1994(5) TO
  OCTOBER 31, 1995.......           48,087
VARIABLE RATE GOVERNMENT
-------------------------
A SHARES
JULY 1, 1999(3) TO
  NOVEMBER 30, 1999......           89,706
JULY 1, 1998 TO JUNE 30,
  1999...................          108,203
JANUARY 1, 1998(15) TO
  JUNE 30, 1998..........          164,994
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......          227,353
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......          393,948
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......          653,897

INCOME FUNDS                                       NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)   The Fund changed its fiscal year-end from June 30 to May 31.

(4)   The Fund commenced operations on April 1, 1998.

(5)   Commencement of operations.

(6) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(7)   The Fund commenced operations on July 13, 1998

(8)   Adjusted for a five to one stock split.

(9)   The Fund changed its fiscal year-end from March 31 to June 30.

(10)  The Fund changed its fiscal year-end from September 30 to March 31.

(11)  The Fund changed its fiscal year-end from December 31 to September 30.

(12)  This class of shares commenced operations on June 15, 1998.

(13)  This class of shares commenced operations on September 6, 1996.

(14) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(15)  The Fund changed its fiscal year-end from December 31 to June 30.

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the performance of the Corporate Bond, Diversified Bond, Income, Income Plus, Intermediate Government Income, Limited Government Income, Stable Income, and Variable Rate Government Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.
   In November of 1999, the parent companies of Wells Fargo Bank, investment advisor to the Stagecoach Family of Funds, and Norwest Investment Management, Inc, investment advisor to the Norwest Advantage Family of Funds, merged The Wells Fargo Funds Trust was created to succeed the assets and operations of various Stagecoach and Norwest Advantage Funds. The predecessors to the Funds in this annual report were as follows:

    CORPORATE BOND FUND                         STAGECOACH CORPORATE BOND FUND

    DIVERSIFIED BOND FUND                       NORWEST ADVANTAGE DIVERSIFIED BOND FUND

    INCOME FUND                                 NORWEST ADVANTAGE INCOME FUND

    INCOME PLUS FUND                            STAGECOACH STRATEGIC INCOME FUND

    INTERMEDIATE GOVERNMENT INCOME FUND         NORWEST ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

    LIMITED TERM GOVERNMENT INCOME FUND         STAGECOACH SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME
                                                FUND

    STABLE INCOME FUND                          NORWEST ADVANTAGE STABLE INCOME FUND

    VARIABLE RATE GOVERNMENT FUND               STAGECOACH VARIABLE RATE GOVERNMENT FUND

   Effective at the close of business on December 12, 1997, the Funds of Overland Express, Inc. were consolidated into the Stagecoach Family of Funds in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as a "feeder" fund in a "master-feeder" structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio. Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Stagecoach Family of Funds in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
   The Corporate Bond, Income Plus, and Intermediate Government Income Funds offers Class A, Class B, Class C Shares. In addition, the Intermediate government Income Fund also offers Institutional Class shares. The Income, Limited Term Government Income, and Stable Income Funds offer Class A, Class B, and Institutional Class shares. The Diversified Bond Fund only offers Institutional Shares and the Variable Rate Government Fund only offers Class A shares. Prior to July 13, 1998, the Variable Rate Government Fund also offered Class C shares. Effective at the close of business on July 12, 1998, the Class C shares of the Variable Rate Government Fund were converted into Class A shares of the same Fund. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, registration and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
   The Diversified Bond and Stable Income Funds are Funds which each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios ("Portfolio") of Core Trust a registered open-end management investment company. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. The financial statements of the Portfolios are in this report and should be read in conjuntion with the Funds' financial statements.

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Company in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued at the close of each business day. Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
   Valuation of securities held in the Portfolios are discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date [except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date.] Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
   Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

SECURITY LOANS
   The Funds may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest, if the collateral falls to 100% it will be brought back to at least 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund.

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

   As of November 30, 1999 the value of securities on loan and the value of the related collateral was as follows:

                                                                    Securities     Collateral
    CORPORATE BOND FUND                                             $ 1,452,067    $ 1,487,097

    INCOME PLUS FUND                                                  2,188,901      2,695,362

    INTERMEDIATE GOVERNMENT INCOME FUND                              52,220,203     55,921,282

    LIMITED TERM GOVERNMENT INCOME FUND                              39,920,811     42,740,206

    VARIABLE RATE GOVERNMENT FUND                                     4,535,344      4,800,643

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly, with the exception of the Income Plus, Intermediate Government Income, and Stable Income Funds which dividends from net investment income are declared and distributed monthly, and the Diversified Bond Fund for which dividends from net investment income are declared and distributed annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 1999.

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                                                Capital Loss
    Date                                        Fund                            Year Expires    Carryforwards
    NOVEMBER 5, 1999     INCOME FUND                                            2004             $ 8,539,713

                                                                                2006                 109,461

                                                                                2007              10,845,766

    JUNE 30, 1999        INCOME PLUS FUND                                       2007                  31,798

    NOVEMBER 5, 1999     INTERMEDIATE GOVERNMENT INCOME FUND                    2001                 208,402

                                                                                2002              32,566,112

                                                                                2003               7,955,237

                                                                                2004              12,665,649

                                                                                2005               1,603,624

                                                                                2007               8,455,902

    NOVEMBER 5, 1999     LIMITED TERM GOVERNMENT INCOME FUND                    2000                 568,368

                                                                                2001                 125,690

                                                                                2002               6,807,249

                                                                                2003               7,074,103

                                                                                2004                 753,400

                                                                                2007               2,040,910

    MAY 31, 1999         STABLE INCOME FUND                                     2006               6,920,052

    DECEMBER 31, 1998    VARIABLE RATE GOVERNMENT FUND                          2000              14,819,786

                                                                                2001               2,818,401

                                                                                2002             119,628,012

                                                                                2003               4,546,666

                                                                                2004               2,482,931

DEFERRED ORGANIZATION COSTS
   Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are being amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

3. ADVISORY FEES
   The Company has entered into separate advisory contracts on behalf of the Funds and the Portfolios with Wells Fargo Bank ("WFB"). Pursuant to the contracts, WFB has agreed to provide the Following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                            % of Average Daily Net Assets
    CORPORATE BOND FUND                                                          0.50

    INCOME FUND                                                                  0.50

    INCOME PLUS FUND                                                             0.60

    INTERMEDIATE GOVERNMENT INCOME FUND                                          0.50

    LIMITED TERM GOVERNMENT INCOME FUND                                          0.40

    VARIABLE RATE GOVERNMENT FUND                                                0.50

   The Diversified Bond Fund is invested in various Core Portfolios, WFB is entitled to receive an investment advisory fee of 0.25% of the Diversified
  Bond Fund's average daily net assets for providing advisory services including the determination of the asset allocations of each Fund's investments in the various Core

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

  Portfolios. The Stable Income Fund invests all of its assets in a single core Portfolio and does not pay investment advisory fees. WFB acts as advisor to the Core Portfolio, and is entitled to receive a fee from the Core Portfolio for those services.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Corporate Bond, Income, Intermediate Government Income, Limited Term Government Income and Variable Rate Government Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. For the Income Plus Fund, WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.20% of the Funds average daily net assets up to $400 million, 0.20% for the next $400 million and 0.15% of the Funds average daily net assets in excess of $800 million.
   Prior to November 8, 1999, the Company had entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB had agreed to provide the Funds with daily portfolio management. Under the old contracts with the Corporate Bond, Limited Term Government Income and Variable Rate Government Funds, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of each Fund's average daily net assets. For the Income and Intermediate Government Income Fund, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.50% and 0.33% respectively, of each Fund's average daily net assets. The Diversified Bond and Stable Income Funds rates remain unchanged.
   Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, WFB (and the corresponding sub-advisor) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Core Portfolios, WFB (and the corresponding sub-advisor) does not receive any compensation.

4. DISTRIBUTION FEES
   The Company has adopted a Distribution Plan ("Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares. The distribution fees paid on behalf of the Funds for the period ended November 30, 1999 are disclosed on the Statement of Operations.
   Prior to November 8, 1999, the Plan for the Class A shares of the Corporate Bond and Income Plus Funds provided that it may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to its Class A shares.
   The Plan for Class A shares of the Limited Term U.S. Government Income Fund provided that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares.
   The Plan for Class A shares of the Variable Rate Government Fund provided that the Fund may pay to Stephens up to 0.25% of its average daily net assets attributable to the Class A shares as compensation for distribution-related services or as reimbursement for distribution-related expenses.

5. ADMINISTRATION
   The Company has entered into administration agreements on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rates of 0.15% of each Funds' average daily net assets. Prior to November 8, 1999 the Corporate Bond, Income Plus, Limited Term Government Income and Variable Rate Government Funds were charged the same fee for the above services. The Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds were charged monthly fees at the annual rates of 0.05% of each Funds' average daily net assets.

6. TRANSFER AGENT
   The Company has entered into a transfer agency contract on behalf of the Funds with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis,

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  transfer agency fees based on the number of accounts and transactions of each Fund. WFB will provide sub-transfer agency services to the Funds. Prior to November 8, 1999 the Corporate Bond, Income Plus, Limited Term Government Income, and Variable Rate Government Funds were charged transfer agency fees on a monthly basis, based on the number of accounts and transactions of each Fund. For the Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds, Norwest served as the Trust's transfer agent. For these services, Norwest received a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund.
   Prior to July 17, 1999 the Company had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Corporate Bond, Income Plus, Limited Term Government Income, and Variable Rate Government Funds, which were charged at an annual rate of 0.14% of the average daily net assets of the Funds. With the exception of the Institutional class of the Limited Term Government Income Fund which was charged 0.06% of its average daily net assets.

7. SHAREHOLDER SERVICING
   The Company has also entered into contracts on behalf of the Funds with numerous shareholder serving agents, whereby the Funds are charged 0.25% of average daily net assets for Class A, Class B, and Class C for these services. No fee is charged for Institutional Class shares. Prior to November 8, 1999 the shareholder servicing fees were charged to the Funds at the same rate listed above, with the exception of the Variable Rate Government fund which previously charged 0.25% for either 12b-1 fees or shareholder servicing fees, in no case would the fund be charged both 12b-1 and shareholder servicing fees.
   The shareholder servicing fees paid on behalf of the Funds for the period ended November 30, 1999 were as follows:

    Fund                                                            Class A     Class B    Class C
    CORPORATE BOND FUND                                              $5,983     $11,903     $1,984

    DIVERSIFIED BOND FUND                                               N/A         N/A        N/A

    INCOME FUND                                                       2,422       1,608        N/A

    INCOME PLUS FUND                                                 10,486      37,212      3,230

    INTERMEDIATE GOVERNMENT INCOME FUND                              34,808       9,085        668

    LIMITED TERM GOVERNMENT INCOME FUND                              47,365      10,327        N/A

    STABLE INCOME FUND                                                1,451         418        N/A

    VARIABLE RATE GOVERNMENT                                         68,333         N/A        N/A

   The shareholder servicing fees paid on behalf of the Stagecoach Funds for the year ended June 30, 1999 were as follows:

    Fund                                                   Class A     Class B    Class C     Institutional Class
    CORPORATE BOND FUND                                    $ 12,132    $22,655     $3,607                N/A

    LIMITED TERM GOVERNMENT INCOME FUND                     135,357     21,988        N/A           $213,308

    INCOME PLUS*                                             21,933     67,560      6,555                N/A

    VARIABLE RATE GOVT. FUND                                  379**        N/A        N/A                N/A

                    * REPRESENTS THE PERIOD FROM JULY 13, 1998 TO JUNE 30, 1999.
                   ** INCLUDES EXPENSES CHARGED TO THE FUND'S CLASS C SHARES PRIOR
                      TO THEIR CONVERSION TO CLASS A SHARES.

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC provides portfolio accounting services to each Fund. For these services Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daly net assets of each Fund, and will be reimbursed for all out of pocket expenses reasonably incurred in providing these services. Prior to November 8, 1999, the Company entered into contracts on behalf of the Corporate Bond, Income Plus, Limited Term Government Income, and Variable Rate Government Funds with WFB, whereby WFB is responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the Diversified Bond, Income,

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

  Intermediate Government Income, and Stable Income Funds, portfolio accounting services were provided by Forum Accounting Services.
   The Company has entered into a contract on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest"), an affiliated party, whereby Norwest is responsible for providing custody services for the Funds. Pursuant to the contract, Norwest is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to November 8, 1999 the Stagecoach Funds had the above service performed for fee at an annual rate of 0.0167% of the average daily net assets of each Fund. Prior to November 8, 1999 the Norwest Advantage Funds engaged Norwest as the custodian for its Funds. For its custody services, Norwest was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average net assets of each Fund, declining to 0.01% of the average net assets of each Fund in excess of $200 million.
   Certain officers of the Company are also officers of Stephens. As of November 30, 1999, Stephens owned 17 shares of the Corporate Bond Fund, no shares of the Diversified Bond Fund, no shares of the Income Fund, 17 shares of the Income Plus Fund, 3,575 shares of the Intermediate Government Income Fund, 3,681 shares of the Limited Term Government Income Fund, no shares of the Stable Income Fund, and 16,464 shares of the Variable Rate Government Fund.
   Stephens has retained $1,825,444 as sales charges from the proceeds of Class A shares sold, $51,338 from the proceeds of Class B shares redeemed and $59,347 from the proceeds of Class C shares redeemed by the Company for the period ended November 30, 1999. A third party financing agent has retained approximately $1,949,604 from the proceeds of Class B shares redeemed by the Company for the year ended November 30, 1999. Wells Fargo Securities Inc., a subsidiary of WFB, received $1,039,080 as sales charges from the proceeds of Class A shares sold, $54,270 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Company for the period ended November 30, 1999. Forum has retained $76,807 as sales charges from the proceeds of Class A shares sold, $523,334 from the proceeds of Class B shares redeemed and $2,859 from the proceeds of Class C shares redeemed by the company for the period ended November 5, 1999. Norwest Bank Minnesota, N.A. received $76,807 as sales charges frosm the proceeds of Class A shares sold, $523,334 from the proceeds of Class B shares redeemed and $2,859 from the proceeds of Class C shares redeemed by the company for the period ended November 5, 1999.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended November 30, 1999, were waived by WFB. Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the Advisor, with Board approval, may reduce or eliminate such waivers. The following fees were waived for the period ended November 30, 1999:

                                                                   Fees Waived by FAdS    Fees Waived by WFB
    CORPORATE BOND FUND                                                 $      0               $ 39,718

    DIVERSIFIED BOND FUND                                                244,475                 18,234

    INCOME FUND                                                          280,100                  5,153

    INCOME PLUS FUND                                                           0                 67,999

    INTERMEDIATE GOVERNMENT INCOME FUND                                  105,147                 63,158

    LIMITED TERM GOVERNMENT INCOME FUND                                        0                150,181

    STABLE INCOME FUND                                                    52,135                 17,395

    VARIABLE RATE GOVERNMENT FUND                                              0                143,426

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government Securities, for each Fund for the period ended November 30, 1999, were as follows:

                                                                          AGGREGATE PURCHASES AND SALES
    Fund                                                            Purchases at Cost    Sales Proceeds
    CORPORATE BOND FUND                                                $  8,529,498       $  7,578,128

    DIVERSIFIED BOND FUND                                                38,788,965         31,080,617

    INCOME FUND                                                         258,888,485        245,841,367

    INCOME PLUS FUND                                                     13,963,123         14,752,267

    INTERMEDIATE GOVERNMENT INCOME FUND                                 333,529,915        314,684,142

    LIMITED TERM GOVERNMENT INCOME FUND                                  58,300,454         75,589,449

    STABLE INCOME FUND                                                   72,114,854         44,854,784

    VARIABLE RATE GOVERNMENT                                                      0         21,279,633

   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S.
  Government Securities, for each Fund for the period ended June 30, 1999, were as follows:

                                                                          AGGREGATE PURCHASES AND SALES
    Fund                                                            Purchases at Cost    Sales Proceeds
    CORPORATE BOND FUND                                                $ 25,653,406       $ 17,048,491

    LIMITED TERM GOVERNMENT INCOME FUND                                 153,753,937        158,553,881

    INCOME PLUS FUND                                                    117,607,125         68,433,978

    VARIABLE RATE GOVERNMENT FUND                                       100,853,522        143,083,071

11. FUND CONSOLIDATION AND MERGER
   Concurrent with the establishment of the Trust, the Board of Directors of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999 the Stagecoach and/or Norwest Advantage Funds were consolidated into the respective Wells Fargo Funds Trust Funds through a tax-free exchange of shares.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999                  INCOME PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                   SECURITY DESCRIPTION                      INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 10.21%
     $3,500,000         CHASE CREDIT CARD MASTER TRUST SERIES 1999-3 A+                    6.66%        01/15/07      $  3,480,176
      4,000,000         CHEVY CHASE MASTER CREDIT CARD TRUST SERIES 1998 CLASS A+          5.83         10/16/06         4,006,800
      1,800,000         CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4                 6.63         09/15/16         1,734,120
      2,441,000         EQCC HOME EQUITY LOAN TRUST SERIES 1996-2 A4                       7.50         06/15/21         2,446,370
      4,900,000         EQCC HOME EQUITY LOAN TRUST SERIES 1997-2 A9                       6.81         08/15/28         4,834,340
         30,121         FIRST MERCHANTS AUTO RECEIVABLES CORPORATION SERIES 1996-A
                        CLASS A2                                                           6.70         07/17/00            30,126
      1,000,000         GE CAPITAL MORTGAGE SERVICES INCORPORATED SERIES 1997 HE-2
                        CLASS A7                                                           7.12         06/25/27           988,590
      9,456,540         GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 A8                  6.86         07/15/29         9,029,010
      1,644,523         KEYSTONE HOME IMPROVEMENT LOAN TRUST SERIES 1997-P2
                        CLASS IA3                                                          6.99         04/25/14         1,628,078
      2,300,000         KEYSTONE/LEHMAN TITLE I LOAN TRUST 1996-2                          7.45         11/25/10         2,304,968
      3,300,000         LOOP FUNDING MASTER TRUST SERIES 1997-A144 CLASS B1+               5.86         12/26/07         3,275,250
      5,518,000         RENTAL CAR FINANCE CORPORATION SERIES 1997-1 B3+                   6.70         09/25/07         5,226,580
      6,500,000         VAN KAMPEN CLO-I+                                                  6.48         10/08/07         6,537,154

                                                                                                                        45,521,562
TOTAL ASSET BACKED SECURITIES (COST $46,401,796)
                                                                                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.54%
      2,588,786         AMBS SERIES CS-1012 1                                              7.06         07/25/02         2,587,168
        993,510         AMERICAN HOUSING TRUST SERIES VI CLASS I-I                         9.15         05/25/20         1,046,077
      1,500,000         ASSET SECURITIZATION CORPORATION SERIES 1997-D4 CLASS A1C          7.42         04/14/29         1,510,575
        971,745         CMC SECURITIES CORPORATION II SERIES 1993-2I A2+                   6.73         09/25/23           975,596
      5,333,000         COUNTRYWIDE MORTGAGE BACKED SECURITIES INCORPORATED                6.50         01/25/24         5,114,400
      5,000,000         FHLMC SERIES 2146 VB                                               6.00         12/15/14         4,626,500
      1,499,555         FIRST PLUS HOME LOAN TRUST SERIES 1996-2 A6                        7.85         08/20/13         1,506,513
        207,934         FNMA SERIES 1988-5 Z                                               9.20         03/25/18           216,033
      2,000,000         FNMA SERIES 1998-M6 CLASS A2+                                      6.32         08/15/08         1,886,660
      1,164,399         INDEPENDENT NATIONAL MORTGAGE CORPORATION SERIES 1994 V
                        CLASS M+                                                           8.26         12/25/24         1,198,885
        907,852         L.F. ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                    9.95         08/01/17           963,276
        290,670         MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1994-I+       7.39         01/25/05           291,504
      5,000,000         MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997
                        CLASS A3                                                           7.12         06/18/29         4,909,850
      6,000,000         PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1993-57 CLASS A9        6.50         12/25/23         5,761,620
         87,130         RTC SERIES 1995 1 CLASS A2C                                        7.50         10/25/28            86,762
      1,000,000         RTC SERIES 1995 1 CLASS A2D                                        7.50         10/25/28         1,000,083
        624,766         RTC SERIES 1995-2 A1C                                              7.45         05/25/29           625,191
         14,578         VENDEE MORTGAGE TRUST SERIES 1992-2 CLASS 2D                       7.75         12/15/14            14,554
      4,222,107         VENDEE MORTGAGE TRUST SERIES 1992-2 CLASS G                        7.25         02/15/19         4,101,016
      3,144,143         VENDEE MORTGAGE TRUST SERIES 1995-1C CLASS 3E                      8.00         07/15/18         3,185,583
      5,500,000         VENDEE MORTGAGE TRUST SERIES 1996-2 CLASS 1E                       6.75         05/15/20         5,374,435
      3,000,000         VENDEE MORTGAGE TRUST SERIES 1997-1 CLASS 2C                       7.50         09/15/17         3,014,700
      1,500,000         VENDEE MORTGAGE TRUST SERIES 1997-1 CLASS 2D                       7.50         01/15/19         1,488,555

                                                                                                                        51,485,536
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $52,916,909)
                                                                                                                      ------------
CORPORATE BONDS & NOTES - 30.33%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.41%
      4,165,000         LEVI STRAUSS & COMPANY                                             6.80         11/01/03         3,436,125
      3,000,000         TOMMY HILFIGER                                                     6.50         06/01/03         2,868,750

                                                                                                                         6,304,875
                                                                                                                      ------------

INCOME PORTFOLIOS                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.60%
     $3,000,000         PEP BOYS                                                           6.71%        11/03/04      $  2,658,750
                                                                                                                      ------------
BANKS - 0.20%
        885,000         UNITED MISSOURI BANCSHARES                                         7.30         02/24/03           901,594
                                                                                                                      ------------
BUSINESS SERVICES - 1.75%
      2,500,000         FIRST DATA CORPORATION                                             5.80         12/15/08         2,265,625
      5,635,000         ORACLE CORPORATION                                                 6.72         02/15/04         5,522,300

                                                                                                                         7,787,925
                                                                                                                      ------------
COMMUNICATIONS - 0.54%
      2,500,000         SPRINT CAPITAL CORPORATION                                         5.70         11/15/03         2,393,750
                                                                                                                      ------------
DEPOSITORY INSTITUTIONS - 5.55%
      5,000,000         BANKAMERICA CORPORATION+                                           6.75         01/15/27         4,719,990
      5,000,000         CHASE CAPITAL+                                                     6.83         08/01/28         4,748,545
      3,400,000         CITICORP                                                           9.50         02/01/02         3,582,750
      2,175,000         CORESTATES CAPITAL CORPORATION                                     5.88         10/15/03         2,093,438
        750,000         CORESTATES CAPITAL CORPORATION+                                    6.83         01/15/27           732,711
      3,200,000         DEPOSIT GUARANTY CORPORATION                                       7.25         05/01/06         3,104,000
        200,000         FIRST BANK N.A.                                                    6.00         10/15/03           193,250
      2,500,000         FIRST BANK SYSTEMS INCORPORATED                                    8.00         07/02/04         2,565,625
      1,300,000         FIRST BANK SYSTEMS INCORPORATED                                    7.63         05/01/05         1,304,875
      1,750,000         OLD KENT FINANCIAL CORPORATION                                     6.63         11/15/05         1,690,937

                                                                                                                        24,736,121
                                                                                                                      ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.89%
      1,000,000         EL PASO NATURAL GAS                                                7.75         01/15/02         1,007,500
      3,000,000         TEXAS UTILITIES COMPANY                                            6.20         10/01/02         2,940,000

                                                                                                                         3,947,500
                                                                                                                      ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.93%
      1,700,000         HYUNDAI SEMICONDUCTOR                                              8.25         05/15/04         1,451,375
      2,709,000         PHILIPS ELECTRONICS                                                6.75         08/15/03         2,695,455

                                                                                                                         4,146,830
                                                                                                                      ------------
FINANCIAL SERVICES - 0.67%
      3,000,000         FLORIDA RESIDENTIAL PROPERTY & CASUALTY                            7.25         07/01/02         3,000,000
                                                                                                                      ------------
FOOD & KINDRED PRODUCTS - 0.77%
      1,060,000         NABISCO INCORPORATED                                               6.00         02/15/01         1,045,425
      2,350,000         WHITMAN CORPORATION                                                7.50         02/01/03         2,391,125

                                                                                                                         3,436,550
                                                                                                                      ------------
GENERAL MERCHANDISE STORES - 0.67%
      3,000,000         DAYTON HUDSON COMPANY                                              5.89         06/15/37         2,992,500
                                                                                                                      ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.45%
      2,000,000         POTOMAC CAPITAL INVESTMENT CORPORATION                             7.32         04/14/00         2,009,382
                                                                                                                      ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.63%
      3,000,000         APPLIED MATERIALS INCORPORATED                                     7.00         09/06/05         2,917,500

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999                  INCOME PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     $  600,000         APPLIED MATERIALS INCORPORATED                                     6.70%        09/06/05      $    575,250
      1,500,000         TORO COMPANY                                                       7.13         06/15/07         1,387,500
      2,500,000         TYCO INTERNATIONAL LTD.                                            6.38         01/15/04         2,387,500

                                                                                                                         7,267,750
                                                                                                                      ------------
INDUSTRIAL SERVICES - 0.55%
      2,500,000         REYNOLDS & REYNOLDS                                                7.00         12/15/06         2,453,125
                                                                                                                      ------------
INSURANCE CARRIERS - 3.11%
      3,000,000         LINCOLN NATIONAL CORPORATION                                       7.25         05/15/05         2,973,750
      5,200,000         REINSURANCE GROUP OF AMERICA INCORPORATED                          7.25         04/01/06         4,829,500
      4,000,000         RELIASTAR FINANCIAL CORPORATION                                    7.13         03/01/03         3,950,000
      2,200,000         TERRA NOVA (U.K.) HOLDINGS                                         7.20         08/15/07         2,131,250

                                                                                                                        13,884,500
                                                                                                                      ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.38%
      1,700,000         BAUSCH & LOMB INCORPORATED                                         6.56         08/12/26         1,689,375
                                                                                                                      ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.08%
      3,600,000         CARGILL INCORPORATED                                               8.35         02/12/04         3,708,000
      3,000,000         MELLON FINANCIAL COMPANY                                           9.75         06/15/01         3,123,750
      2,450,000         PRUDENTIAL INSURANCE COMPANY                                       7.65         07/01/07         2,434,688

                                                                                                                         9,266,438
                                                                                                                      ------------
OIL & GAS EXTRACTION - 0.77%
      1,500,000         LUCKY GOLDSTAR-CALTEX OIL                                          7.88         07/01/06         1,432,500
      2,000,000         R&B FALCON CORPORATION                                             6.75         04/15/05         1,770,000
        250,000         VASTAR RESOURCES INCORPORATED                                      6.95         11/08/06           243,125

                                                                                                                         3,445,625
                                                                                                                      ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.63%
      1,500,000         COLONIAL PIPELINE                                                  7.13         08/15/02         1,513,125
      1,305,000         PETROLIAM NASIONAL BERHAD                                          6.63         10/18/01         1,285,425

                                                                                                                         2,798,550
                                                                                                                      ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.73%
      3,325,000         SCHOLASTIC CORPORATION                                             7.00         12/15/03         3,258,500
                                                                                                                      ------------
REAL ESTATE - 0.60%
      3,000,000         SUSA PARTNERSHIP LP                                                8.20         06/01/17         2,696,250
                                                                                                                      ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.89%
      2,000,000         CHARLES SCHWAB CORPORATION                                         6.25         01/23/03         1,950,000
      2,000,000         CHARLES SCHWAB CORPORATION                                         6.88         09/02/03         1,980,000
        700,000         CHARLES SCHWAB CORPORATION                                         7.19         05/31/01           704,375
      2,650,000         PAINE WEBBER GROUP INCORPORATED                                    6.45         12/01/03         2,553,937
      1,250,000         PAINE WEBBER GROUP INCORPORATED                                    6.90         08/15/03         1,226,563

                                                                                                                         8,414,875
                                                                                                                      ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.51%
      2,425,532         MINNESOTA MINING & MANUFACTURING                                   5.62         07/15/09         2,266,708
                                                                                                                      ------------
TOBACCO PRODUCTS - 0.62%
     $2,750,000         PHILIP MORRIS COMPANIES INCORPORATED                               7.63%        05/15/02      $  2,746,563
                                                                                                                      ------------

INCOME PORTFOLIOS                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
TRANSPORTATION BY AIR - 1.78%
      2,212,400         CONTINENTAL AIRLINES                                               6.80         07/02/07         2,096,248
      2,172,662         CONTINENTAL AIRLINES SERIES 972A                                   7.15         06/30/07         2,128,622
      2,912,277         FEDERAL EXPRESS SERIES 97-B                                        7.52         01/15/18         2,851,003
        999,155         NORTHWEST AIRLINES CORPORATION                                     6.81         02/01/20           883,903

                                                                                                                         7,959,776
                                                                                                                      ------------
WATER TRANSPORTATION - 0.39%
      1,750,000         ROYAL CARRIBBEAN CRUISES                                           7.13         09/18/02         1,736,875
                                                                                                                      ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.23%
      1,000,000         UNIVERSAL CORPORATION                                              9.25         02/15/01         1,023,750
                                                                                                                      ------------

                                                                                                                       135,224,437
TOTAL CORPORATE BONDS & NOTES (COST $140,997,136)
                                                                                                                      ------------
MUNICIPAL BONDS & NOTES - 4.92%
      3,500,000         DENVER CO CITY & COUNTY SD #1 EDUCATIONAL FACILITIES RV
                        TAXABLE PENSION SCHOOL FACLITIES LEASE AMBAC INSURED               6.67%        12/15/04         3,464,580
      3,805,000         HUDSON COUNTY NJ IMPORT AUTHORITY FACILITIES LEASING RV FSA
                        INSURED                                                            7.40         12/01/25         3,723,459
      7,500,000         NEW YORK STATE GO BONDS SERIES B                                   6.13         03/15/07         7,059,900
      4,450,000         PHILADELPHIA PA IDR PENSION FUNDING RETIREMENT SYSTEM
                        SERIES A MBIA INSURED                                              5.69         04/15/07         4,053,639
      3,725,000         WASHINGTON STATE GO BONDS                                          6.50         01/01/05         3,660,147

                                                                                                                        21,961,725
TOTAL MUNICIPAL BONDS & NOTES (COST $23,026,423)
                                                                                                                      ------------
U.S. GOVERNMENT AGENCY SECURITIES - 31.37%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.21%
        750,000         FHLMC #1832 D                                                      6.50         06/15/08           746,438
        203,698         FHLMC #410425+                                                     6.94         09/01/26           207,389
        102,335         FHLMC #410464+                                                     7.36         11/01/26           104,189
        834,067         FHLMC #606279+                                                     6.43         02/01/15           833,025
      4,981,188         FHLMC #786702+                                                     5.78         06/01/29         4,906,470
        527,446         FHLMC #846367+                                                     7.01         04/01/29           540,300
      2,500,000         FHLMC SERIES T-20 CLASS A6                                         7.49         09/25/29         2,533,839

                                                                                                                         9,871,650
                                                                                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.59%
      9,000,000         FNMA                                                               6.16         08/07/28         8,048,700
     20,500,000         FNMA                                                               6.25         05/15/29        18,603,750
     12,000,000         FNMA                                                               6.00         05/15/08        11,397,120
      4,833,585         FNMA #252494                                                       6.00         06/01/14         4,625,113
        115,700         FNMA #342042+                                                      6.57         06/01/25           117,580
        382,453         FNMA #344689+                                                      6.77         11/01/25           390,339
        297,479         FNMA #344692+                                                      6.60         10/01/25           301,010
        151,181         FNMA #347712+                                                      6.75         06/01/26           152,787
      4,890,165         FNMA #375168                                                       7.13         06/01/04         4,897,505
      4,931,210         FNMA #380268                                                       6.17         08/01/08         4,645,634
      5,045,286         FNMA #408118                                                       6.50         01/01/28         4,810,327
      4,435,852         FNMA #415414                                                       6.50         02/01/28         4,229,275
      8,124,269         FNMA #415714                                                       6.00         04/01/28         7,532,660
     $4,084,284         FNMA #417648                                                       6.00%        02/01/13      $  3,908,129
      8,591,420         FNMA #446118                                                       6.00         12/01/28         7,965,792
      2,459,084         FNMA #482516                                                       6.00         01/01/14         2,353,024

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999                  INCOME PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
      4,833,571         FNMA #483920                                                       6.00         02/01/29         4,481,591
      9,324,295         FNMA #484776                                                       6.00         03/01/14         8,922,139
     12,348,421         FNMA #486524                                                       6.50         02/01/29        11,773,354
      4,872,322         FNMA #502906                                                       6.00         06/01/14         4,662,178
      1,438,688         FNMA #73272                                                        6.48         12/01/05         1,393,269
      3,406,500         FNMA #73919                                                        6.80         01/01/04         3,376,257

                                                                                                                       118,587,533
                                                                                                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.57%
            525         GNMA #2218                                                         6.50         12/15/02               500
      2,580,674         GNMA #473917                                                       7.00         04/15/28         2,521,783
             29         GNMA #665                                                          7.50         05/15/01                29
      9,161,725         GNMA #780626                                                       7.00         08/15/27         8,958,426

                                                                                                                        11,480,738
                                                                                                                      ------------

                                                                                                                       139,939,921
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $146,602,300)
                                                                                                                      ------------
U.S. TREASURY SECURITIES - 9.58%
U.S. TREASURY BONDS - 5.20%
     22,550,000         U.S. TREASURY BONDS                                                6.75         08/15/26        23,184,783
                                                                                                                      ------------
U.S. TREASURY NOTES - 4.38%
     19,300,000         U.S. TREASURY NOTES                                                6.50         10/15/06        19,530,635
                                                                                                                      ------------

                                                                                                                        42,715,418
TOTAL U.S. TREASURY SECURITIES (COST $45,442,402)
                                                                                                                      ------------
SHORT-TERM INSTRUMENTS - 0.89%
      3,981,445         LEHMAN BROTHERS INCORPORATED POOLED REPURCHASE AGREEMENT -
                        102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES                  5.66         12/01/99         3,981,445
                                                                                                                      ------------

                                                                                                                         3,981,445
TOTAL SHORT-TERM INSTRUMENTS (COST $3,981,445)
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $459,368,411)*                                             98.84%   $440,830,044
OTHER ASSETS AND LIABILITIES, NET                                 1.16       5,191,023
                                                                ------    ------------
TOTAL NET ASSETS                                                100.00%   $446,021,067
                                                                ------    ------------

                    +   THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND
                        FEATURE WHICH REDUCES THE REMAINING MATURITY.
                    *   COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
                        FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION
                        CONSISTS OF:



GROSS UNREALIZED APPRECIATION                                 $    322,950
GROSS UNREALIZED DEPRECIATION                                  (18,861,317)
                                                              ------------
NET UNREALIZED DEPRECIATION                                   $(18,538,367)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME PORTFOLIOS                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   POSITIVE RETURN PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                   SECURITY DESCRIPTION                      INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 21.40%
     $ 4,100,000        CAPITAL AUTOMOTIVE RECEIVABLES ASSET TRUST SERIES 1999-1
                        CLASS A2+                                                          5.58%        06/15/02      $  4,005,126
       3,808,805        CIT MARINE TRUST SERIES 1999-A CLASS A1+                           5.45         09/15/06         3,778,792
      12,337,000        FIRST CHICAGO MASTER TRUST II SERIES 1997-T CLASS A+               5.47         10/15/02        12,340,701
      12,100,000        FIRST UNION MASTER CREDIT CARD TRUST SERIES 1996-1 A+              5.58         09/15/03        12,110,890
       4,600,000        FLEET CREDIT CARD MASTER TRUST SERIES 1995-A CLASS A+              5.62         01/01/03         4,611,500
       1,163,346        FORD CREDIT AUTO OWNER TRUST SERIES 1998-C CLASS A3                5.73         11/15/00         1,162,299
      13,775,000        FORD MOTOR CREDIT AUTO OWNER TRUST SERIES 1998-B CLASS A3          5.85         10/15/01        13,549,228
      12,125,000        HOUSEHOLD CREDIT CARD MASTER TRUST I SERIES 1995-1 CLASS A+        5.60         12/15/02        12,126,334

                                                                                                                        63,684,870
TOTAL ASSET BACKED SECURITIES (COST $64,123,079)
                                                                                                                      ------------
CORPORATE BOND & NOTES - 3.49%
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.49%
      10,375,000        MERRILL LYNCH & COMPANY+                                           5.57         09/25/00        10,375,000
                                                                                                                      ------------

                                                                                                                        10,375,000
TOTAL CORPORATE BOND & NOTES (COST $10,366,700)
                                                                                                                      ------------
U.S. GOVERNMENT AGENCY SECURITIES - 45.34%
FEDERAL HOME LOAN BANK - 9.04%
     $14,885,000        FHLB                                                               5.09{::}     12/08/99        14,869,222
      12,050,000        FHLB                                                               5.18{::}     12/10/99        12,033,492

                                                                                                                      $ 26,902,714
                                                                                                                      ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 20.40%
       7,257,000        FHLMC                                                              5.12{::}     12/07/99         7,250,324
      14,000,000        FHLMC                                                              5.19{::}     12/03/99        13,995,660
      12,427,000        FHLMC                                                              5.53{::}     12/30/99        12,372,742
       5,450,000        FHLMC                                                              5.51{::}     12/28/99         5,427,887
      12,685,000        FHLMC                                                              5.22{::}     12/09/99        12,669,524
       9,000,000        FHLMC                                                              5.13{::}     12/07/99         8,991,720

                                                                                                                        60,707,857
                                                                                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.90%
      10,000,000        FNMA                                                               5.25{::}     12/13/99         9,981,700
      12,258,000        FNMA                                                               5.29{::}     12/17/99        12,228,090
      15,275,000        FNMA                                                               5.03{::}     02/01/00        15,128,360
      10,000,000        FNMA                                                               6.40{::}     12/13/99         9,981,700

                                                                                                                        47,319,850
                                                                                                                      ------------

                                                                                                                       134,930,421
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $134,960,925)
                                                                                                                      ------------
U.S. TREASURY SECURITIES - 6.25%
U.S. TREASURY BONDS - 1.21%
       3,650,000        U.S. TREASURY BONDS                                                6.38%        08/15/27         3,588,972
                                                                                                                      ------------
U.S. TREASURY NOTES - 5.04%
      15,000,000        U.S. TREASURY NOTES                                                5.38         01/31/00        14,999,400
                                                                                                                      ------------

                                                                                                                        18,588,372
TOTAL U.S. TREASURY SECURITIES (COST $19,140,344)
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999                  INCOME PORTFOLIOS
--------------------------------------------------------------------------------

   POSITIVE RETURN PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
SHORT-TERM INSTRUMENTS - 23.34%
     $69,453,583        LEHMAN BROTHERS INC. POOLED REPURCHASE AGREEMENT - 102%
                        COLLATERALIZED BY U.S. GOVERNMENT SECURITIES                       5.66%        12/01/99      $ 69,453,583
                                                                                                                      ------------

                                                                                                                        69,453,583
TOTAL SHORT-TERM INSTRUMENTS (COST $69,453,583)
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $298,044,631)*                                             99.82%   $297,032,246
OTHER ASSETS AND LIABILITIES, NET                                 0.18         525,650
                                                                ------    ------------
TOTAL NET ASSETS                                                100.00%   $297,557,896
                                                                ------    ------------

                 {::}   YIELD TO MATURITY.
                    +   THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND
                        FEATURE WHICH REDUCES THE REMAINING MATURITY.
                    *   COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
                        FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION
                        CONSISTS OF:



GROSS UNREALIZED APPRECIATION                                 $    19,679
GROSS UNREALIZED DEPRECIATION                                  (1,032,064)
                                                              -----------
NET UNREALIZED DEPRECIATION                                   $(1,012,385)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME PORTFOLIOS                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                   SECURITY DESCRIPTION                      INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 20.12%
     $ 3,500,000        AESOP FUNDING II LLC SERIES 1997-1 A1+                             6.22%        10/20/01      $  3,466,050
         407,154        AFC HOME EQUITY LOAN TRUST SERIES 1995-2 A1+                       6.66         07/25/26           405,696
       2,975,000        CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 1999-2 A4+             6.30         05/15/04         2,951,408
       3,850,000        CARCO AUTO LOAN MASTER TRUST SERIES 1999-1 A2                      5.78         03/15/04         3,745,242
       5,000,000        CHASE CREDIT CARD MASTER TRUST SERIES 1998-6 A+                    5.66         09/15/04         5,008,350
       5,000,000        CHEVY CHASE MASTER CREDIT CARD TRUST SERIES 1998 CLASS A+          5.83         10/16/06         5,008,500
       2,500,000        DISCOVER MASTER CARD TRUST I SERIES 1997-4+                        5.47         04/16/03         2,497,925
       4,000,000        DREAMWORKS FIRM TRUST+                                             6.40         10/15/06         3,992,500
       1,500,000        EQCC HOME EQUITY LOAN TRUST SERIES 1995-3 A4                       7.10         02/15/12         1,502,145
       4,126,687        EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 A1F+                     5.84         01/15/29         4,141,130
          10,386        FIRST MERCHANTS AUTO RECEIVABLES CORPORATION SERIES 1996-A
                        CLASS A2                                                           6.70         07/17/00            10,388
         350,025        FIRST MERCHANTS GRANTOR TRUST SERIES 1996-2 A                      6.85         11/15/01           350,441
       5,000,000        FIRST USA CREDIT CARD MASTER TRUST SERIES 1995-5 A+                5.61         04/15/03         5,010,500
       5,000,000        FIRST USA CREDIT CARD MASTER TRUST SERIES 1999-1 B+                5.81         10/19/06         4,991,450
       3,500,000        FREMONT SMALL BUSINESS LOAN MASTER TRUST SERIES C CLASS A+         5.74         05/15/02         3,505,250
         377,650        GREEN TREE FINANCIAL CORPORATION SERIES 1993-4 A3                  6.25         01/15/19           377,631
         139,030        GREEN TREE FINANCIAL CORPORATION SERIES 1994-1 A3                  6.90         04/15/19           138,396
       4,084,584        HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-1 CLASS A3+              5.76         03/15/07         4,082,541
       5,000,000        HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-2 CLASS A3+              5.80         11/15/07         4,958,950
       1,315,618        KEYSTONE HOME IMPROVEMENT LOAN TRUST SERIES 1997-P2 CLASS
                        IA3                                                                6.99         04/25/14         1,302,462
         750,000        LOOP FUNDING MASTER TRUST I SERIES 1997-AER CLASS B1+              5.86         12/26/07           744,375
       4,500,000        LOOP FUNDING MASTER TRUST SERIES 1997-A144 CLASS B1+               5.86         12/26/07         4,466,250
       4,000,000        PREMIER AUTO TRUST SERIES 1997-1 CLASS B                           6.55         09/06/03         3,983,440
       2,142,584        SEQUOIA MORTGAGE TRUST SERIES 2 CLASS A1+                          5.82         10/25/24         2,132,390

                                                                                                                        68,773,410
TOTAL ASSET BACKED SECURITIES (COST $69,015,722)
                                                                                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.00%
       2,824,130        AMBS SERIES CS-1012 1                                              7.06         07/25/02         2,822,365
         942,307        COMMERCIAL LOAN FUNDING TRUST SERIES I CLASS A+                    5.20         08/15/05           937,595
         126,363        DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1998-STF1 CLASS
                        A1+                                                                5.66         02/08/00           126,355
       5,000,000        FHLMC #2091 NA                                                     5.50         03/15/04         4,949,650
       5,000,000        FHLMC SERIES 2091 PC                                               6.00         06/15/16         4,875,150
       3,262,056        FNMA #1994 M2 A                                                    6.63         02/25/01         3,256,185
       7,100,000        FNMA #1999-19 LA                                                   6.50         09/25/08         7,050,158
       6,200,000        FNMA #1999-19 PB                                                   6.00         06/25/08         6,108,550
       2,852,818        GMAC SERIES 1996 C1 A1+                                            6.35         02/15/06         2,844,602
         654,070        INDEPENDENT NATIONAL MORTGAGE CORPORATION SERIES 1994 V
                        CLASS M+                                                           8.26         12/25/24           673,442
       1,519,496        INDEPENDENT NATIONAL MORTGAGE CORPORATION SERIES 1994 X
                        CLASS A2+                                                          7.90         01/25/25         1,564,986
       3,499,646        INDEPENDENT NATIONAL MORTGAGE CORPORATION SERIES 1995 E
                        CLASS A1+                                                          6.61         04/25/25         3,533,120
       4,353,262        MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED+                     6.06         09/15/23         4,353,166
       2,458,451        MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED+                     6.14         06/15/18         2,478,364
         236,842        MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1994-I+       7.39         01/25/05           237,522
       2,524,795        MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1994 A CLASS A3+       6.24         07/15/19         2,536,207
       4,460,785        NATIONSLINK FUNDING+                                               5.75         04/10/07         4,459,536
         143,669        RESIDENTIAL FUNDING MORTGAGE SECURITY SERIES 1991 21 BA+           6.68         08/25/21           142,952
          16,827        RTC SERIES 1991 M6 A3+                                             8.57         06/25/21            16,795
         218,132        RTC SERIES 1991-6 E+                                              11.58         05/25/24           217,233
     $ 1,196,394        RTC SERIES 1992-18P A4+                                            6.39%        04/25/28      $  1,187,421

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999                  INCOME PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
       4,913,724        RTC SERIES 1994-1 CLASS A5+                                        6.09         09/25/29         4,924,534
         892,847        RTC SERIES 1995-1 A3+                                              6.52         10/25/28           904,807
       2,998,813        SASCO 99-C3A+                                                      5.81         11/20/01         2,996,001
       5,133,521        VENDEE MORTGAGE TRUST SERIES 1993-1 CLASS E                        7.00         01/15/16         5,155,030

                                                                                                                        68,351,726
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $69,064,677)
                                                                                                                      ------------
CORPORATE BONDS & NOTES - 28.99%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.03%
       3,400,000        V.F. CORPORATION                                                   9.50         05/01/01         3,523,250
                                                                                                                      ------------
BUSINESS SERVICES - 1.49%
       3,250,000        FIRST DATA CORPORATION                                             6.82         09/18/01         3,262,188
       1,825,000        SUN MICROSYSTEMS INCORPORATED                                      7.00         08/15/02         1,827,281

                                                                                                                         5,089,469
                                                                                                                      ------------
CHEMICALS & ALLIED PRODUCTS - 0.89%
       3,100,000        MONSANTO COMPANY                                                   5.38         12/01/01         3,026,375
                                                                                                                      ------------
COMMUNICATIONS - 0.58%
       2,000,000        COX COMMUNICATIONS INCORPORATED                                    7.00         08/15/01         1,995,000
                                                                                                                      ------------
DEPOSITORY INSTITUTIONS - 5.80%
       4,000,000        BANKAMERICA CORPORATION                                            8.13         02/01/02         4,100,000
       4,037,000        CHASE MANHATTAN CORPORATION                                       10.13         11/01/00         4,163,156
       3,370,000        CITICORP                                                           9.50         02/01/02         3,551,138
       2,500,000        CORESTATES CAPITAL CORPORATION                                     9.63         02/15/01         2,581,250
       2,775,000        FIRSTAR BANK MILWAUKEE                                             6.25         12/01/02         2,736,844
       2,650,000        US BANK NA NORTH DAKOTA+                                           5.47         06/20/01         2,644,514

                                                                                                                        19,776,902
                                                                                                                      ------------
EATING & DRINKING PLACES - 1.15%
       4,000,000        MCDONALD'S CORPORATION                                             6.00         06/23/02         3,930,000
                                                                                                                      ------------
FOOD & KINDRED PRODUCTS - 1.58%
       5,350,000        WHITMAN CORPORATION                                                7.50         08/15/01         5,410,188
                                                                                                                      ------------
FOOD STORES - 0.98%
       3,350,000        KROGER COMPANY+                                                    6.42         10/01/00         3,350,034
                                                                                                                      ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.47%
       5,000,000        MAIN PLACE REAL ESTATE INVESTMENT+                                 6.22         05/28/02         5,012,300
                                                                                                                      ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.69%
       2,400,000        TYCO INTERNATIONAL LIMITED                                         6.50         11/01/01         2,367,000
                                                                                                                      ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.46%
       1,600,000        BAUSCH & LOMB INCORPORATED+                                        6.15         08/01/01         1,578,000
                                                                                                                      ------------
MISCELLANEOUS RETAIL - 0.81%
       3,875,000        RITE AID CORPORATION                                               6.70         12/15/01         2,770,625
                                                                                                                      ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 5.95%
       3,850,000        CATERPILLAR FINANCIAL SERVICES+                                    6.51         08/01/02         3,843,879
       3,900,000        FORD CAPITAL BV                                                    9.38         05/15/01         4,036,500
       3,200,000        GENERAL ELECTRIC CAPITAL CORPORATION                               6.29         12/15/01         3,088,000
     $ 4,000,000        MELLON FINANCIAL COMPANY                                           9.75%        06/15/01      $  4,165,000

INCOME PORTFOLIOS                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
       1,000,000        TRANSAMERICA FINANCIAL                                             6.36         06/26/00         1,000,000
       1,500,000        TRANSAMERICA FINANCIAL                                             6.41         06/20/00         1,500,960
       2,700,000        USAA CAPITAL CORPORATION                                           6.90         11/01/02         2,700,000

                                                                                                                        20,334,339
                                                                                                                      ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.49%
       2,750,000        MERRILL LYNCH & COMPANY INCORPORATED+                              5.70         05/30/01         2,753,437
       2,375,000        PAINE WEBBER GROUP INCORPORATED+                                   5.72         06/26/01         2,354,219

                                                                                                                         5,107,656
                                                                                                                      ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.01%
       3,475,000        NEWELL COMPANY                                                     6.18         07/11/00         3,466,313
                                                                                                                      ------------
TOBACCO PRODUCTS - 0.71%
       2,400,000        PHILIP MORRIS COMPANIES INCORPORATED                               8.75         06/01/01         2,442,000
                                                                                                                      ------------
TRANSPORTATION BY AIR - 1.22%
       4,000,000        SOUTHWEST AIRLINES COMPANY                                         9.40         07/01/01         4,160,000
                                                                                                                      ------------
TRANSPORTATION SERVICES - 1.17%
       4,000,000        DAIMLER CHRYSLER NA HOLDING                                        6.67         09/25/01         3,995,000
                                                                                                                      ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.51%
       1,750,000        SAFEWAY INCORPORATED                                               7.00         09/15/02         1,743,438
                                                                                                                      ------------

                                                                                                                        99,077,889
TOTAL CORPORATE BONDS & NOTES (COST $101,043,776)
                                                                                                                      ------------
MUNICIPAL BONDS & NOTES - 6.89%
       3,300,000        CONNECTICUT STATE GO BONDS TAXABLE SERIES A                        5.70         01/15/01         3,262,875
       2,215,000        COW CREEK BANK UMPQUA TRIBE OF INDIANS AMBAC INSURED               6.20         07/01/03         2,165,163
       3,145,000        DENVER CO CITY AND COUNTY SD #1 EDUCATIONAL FACILITIES RV
                        TAXABLE PENSION SCHOOL FACILITIES LEASE AMBAC INSURED              6.34         12/15/00         3,140,566
       2,005,000        MICHIGAN STATE GO BONDS                                            6.75         11/01/02         2,003,276
       4,000,000        NEW YORK STATE GO BONDS SERIES C                                   6.13         03/01/02         3,940,000
       5,000,000        NEW YORK, NY GO BONDS                                              6.10         08/01/01         4,950,000
       2,200,000        NORTH CAROLINA STATE TAXABLE-PUBLIC IMPROVEMENT GO BONDS
                        SERIES B                                                           6.70         03/01/01         2,202,750
       1,870,000        WASHINGTON STATE GO BONDS STATE HOUSING TRUST FUND SERIES T        6.60         01/01/01         1,868,523

                                                                                                                        23,533,153
TOTAL MUNICIPAL BONDS & NOTES (COST $23,750,949)
                                                                                                                      ------------
U.S. GOVERNMENT AGENCY SECURITIES - 18.67%
FEDERAL HOME LOAN BANK - 0.87%
       3,000,000        FHLB                                                               5.57         08/17/00         2,988,780
                                                                                                                      ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.68%
      20,000,000        FHLMC                                                              5.00         02/15/01        19,741,560
          83,565        FHLMC #410220+                                                     7.20         10/01/25            84,610
       3,837,596        FHLMC #786614+                                                     6.08         08/01/25         3,732,062
       5,434,023        FHLMC #786702+                                                     5.78         06/01/29         5,352,513
         580,792        FHLMC #845151+                                                     6.80         06/01/22           591,681
         175,815        FHLMC #846367+                                                     7.01         04/01/29           180,100

                                                                                                                        29,682,526
                                                                                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.98%
     $ 1,110,050        FNMA #155506+                                                      6.57%        04/01/22      $  1,130,863

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999                  INCOME PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
       6,002,926        FNMA #160334                                                       6.92         03/01/01         5,994,744
       2,029,384        FNMA #190815+                                                      5.51         07/01/17         1,968,502
         322,089        FNMA #220706+                                                      6.61         06/01/23           326,315
         180,779        FNMA #318464+                                                      6.75         04/01/25           183,377
         508,138        FNMA #321051+                                                      6.97         08/01/25           517,346
         154,652        FNMA #331866+                                                      6.54         12/01/25           158,034
       3,324,659        FNMA #459495                                                       6.00         02/01/14         3,181,266
         191,953        FNMA #46698+                                                       5.64         12/01/15           193,512
       3,359,893        FNMA #519047+                                                      6.00         09/01/29         3,367,244

                                                                                                                      $ 17,021,203
                                                                                                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.42%
       4,851,027        GNMA #780533                                                       7.00         07/15/08         4,837,347
                                                                                                                      ------------
SMALL BUSINESS ADMINISTRATION - 1.93%
         101,673        SBA #500025+                                                       8.13         12/25/10           105,741
          51,680        SBA #500276+                                                      10.13         05/25/07            55,673
         113,710        SBA #500299+                                                      10.13         06/25/07           122,586
          80,675        SBA #500569+                                                      10.13         06/25/08            87,357
         440,561        SBA #500664+                                                       8.13         03/25/04           450,075
         288,395        SBA #500957+                                                       8.50         07/25/14           304,836
         295,352        SBA #501224+                                                       7.00         06/25/15           301,058
          39,243        SBA #501973+                                                       9.88         12/25/01            40,117
          70,225        SBA #502083+                                                       8.13         11/25/04            71,753
         100,979        SBA #502241+                                                       8.13         04/25/03           102,792
         183,567        SBA #502583+                                                       9.47         09/25/03           189,614
          75,799        SBA #502966+                                                       9.48         05/25/15            80,971
          76,427        SBA #502974+                                                       8.88         01/25/10            79,828
         576,159        SBA #503405+                                                       8.63         05/25/16           612,761
       1,777,697        SBA #503611+                                                       8.13         12/25/21         1,868,865
       1,114,745        SBA #503658+                                                       9.38         09/25/10         1,197,929
         873,682        SBA #503664+                                                       8.73         01/25/13           913,369

                                                                                                                         6,585,325
                                                                                                                      ------------
TENNESSEE VALLEY AUTHORITY - 0.79%
       2,720,000        TVA                                                                6.24         07/15/45         2,706,400
                                                                                                                      ------------

                                                                                                                        63,821,581
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $64,513,419)
                                                                                                                      ------------
U.S. TREASURY SECURITIES - 0.59%
U.S. TREASURY NOTES - 0.59%
       2,000,000        U.S. TREASURY NOTES                                                5.64         03/31/01         2,010,760
                                                                                                                      ------------

                                                                                                                      $  2,010,760
TOTAL U.S. TREASURY SECURITIES (COST $2,018,435)
                                                                                                                      ------------

INCOME PORTFOLIOS                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
SHORT-TERM INVESTMENTS - 3.63%
     $12,431,753        LEHMAN BROTHERS INCORPORATED POOLED REPURCHASE AGREEMENT -
                        102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES                  5.66%        12/01/99      $ 12,431,753
                                                                                                                      ------------

                                                                                                                        12,431,753
TOTAL SHORT-TERM INVESTMENTS (COST $12,431,753)
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $341,838,731)*                                             98.89%   $338,000,272
OTHER ASSETS AND LIABILITIES, NET                                 1.11       3,780,477
                                                                ------    ------------
TOTAL NET ASSETS                                                100.00%   $341,780,749
                                                                ------    ------------

                 {::}   YIELD TO MATURITY.
                    +   THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND
                        FEATURE WHICH REDUCES THE REMAINING MATURITY.
                    *   COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
                        FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION
                        CONSISTS OF:



GROSS UNREALIZED APPRECIATION                                 $   205,728
GROSS UNREALIZED DEPRECIATION                                  (4,044,187)
                                                              -----------
NET UNREALIZED DEPRECIATION                                   $(3,838,459)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999                  INCOME PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                   SECURITY DESCRIPTION                      INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 7.77%
     $1,839,000         AESOP FUNDING II LLC SERIES 1998-1 A+                              6.14%        05/20/06      $  1,765,973
        919,000         CHASE CREDIT CARD MASTER TRUST SERIES 1999-3 A+                    6.66         01/15/07           913,795
      2,145,000         CHEVY CHASE MASTER CREDIT CARD TRUST SERIES 1998 CLASS A+          5.83         10/16/06         2,148,646
      1,739,058         GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 A8                  6.86         07/15/29         1,660,435
      1,226,000         LOOP FUNDING MASTER TRUST I SERIES 1997-AER CLASS B1+              5.86         12/26/07         1,216,805
      1,226,000         RENTAL CAR FINANCE CORPORATION SERIES 1997-1 B3+                   6.70         09/25/07         1,161,252
        562,581         SEQUOIA MORTGAGE TRUST SERIES 2 CLASS A1+                          5.82         10/25/24           559,905
      2,145,000         VAN KAMPEN CLO-I+                                                  6.48         10/08/07         2,157,261

                                                                                                                        11,584,072
TOTAL ASSET BACKED SECURITIES (COST $11,801,911)
                                                                                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.94%
      1,154,128         AMBS SERIES CS-1012 1+                                             7.06         07/25/02         1,153,407
      1,250,000         COUNTRYWIDE MORTGAGE BACKED SECURITIES INCORPORATED                6.50         01/25/24         1,198,763
      1,532,000         FHLMC SERIES T-20 CLASS A6                                         7.49         09/25/29         1,552,736
      1,410,000         GNMA SERIES 1998-14 CLASS PD                                       6.00         06/20/23         1,353,953
      2,452,000         MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-CI
                        CLASS A3                                                           7.12         06/18/29         2,407,790
      2,000,000         PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1993-57 CLASS A9        6.50         12/25/23         1,920,540
        919,000         SACO I INCORPORATED SERIES 1997-2 CLASS 1A2+                       7.00         08/25/36           914,692
      1,035,261         VENDEE MORTGAGE TRUST SERIES 1992-2 CLASS G                        7.25         02/15/19         1,005,569
      2,758,000         VENDEE MORTGAGE TRUST SERIES 1994-1 CLASS 2E                       6.50         01/15/17         2,695,669
      2,145,000         VENDEE MORTGAGE TRUST SERIES 1996-2 CLASS 1E                       6.75         05/15/20         2,096,030

                                                                                                                        16,299,149
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $16,729,220)
                                                                                                                      ------------
CORPORATE BONDS & NOTES - 40.09%
AMUSEMENT & RECREATION SERVICES - 0.19%
        306,000         IMAX CORPORATION                                                   7.88         12/01/05           283,815
                                                                                                                      ------------
APPAREL & ACCESSORY STORES - 0.79%
      1,226,000         KOHLS CORPORATION                                                  6.70         02/01/06         1,173,895
                                                                                                                      ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.23%
      1,226,000         LEVI STRAUSS & COMPANY                                             6.80         11/01/03         1,011,450
        859,000         TOMMY HILFIGER                                                     6.50         06/01/03           821,419

                                                                                                                         1,832,869
                                                                                                                      ------------
BUSINESS SERVICES - 1.32%
      1,532,000         ORACLE CORPORATION                                                 6.72         02/15/04         1,501,360
        460,000         OUTDOOR SYSTEMS INCORPORATED                                       8.88         06/15/07           473,800

                                                                                                                         1,975,160
                                                                                                                      ------------
CHEMICALS & ALLIED PRODUCTS - 0.17%
        306,000         SPECIAL DEVICES INCORPORATED                                       11.3         12/15/08           250,920
                                                                                                                      ------------
COMMUNICATIONS - 1.78%
        305,000         CHANCELLOR MEDIA GROUP                                             9.38         10/01/04           314,150
        613,000         CHARTER COMMUNICATIONS HOLDING                                     8.63         04/01/09           580,050
        306,000         LEVEL 3 COMMUNICATIONS INCORPORATED                                9.13         05/01/08           289,170
        500,000         NEXTEL COMMUNICATIONS                                              9.75         08/15/04           518,125
        500,000         NEXTLINK COMMUNICATIONS                                           10.50         12/01/09           505,000
     $  460,000         QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                    7.50%        11/01/08      $    454,250

                                                                                                                         2,660,745
                                                                                                                      ------------

INCOME PORTFOLIOS                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
DEPOSITORY INSTITUTIONS - 5.76%
      1,839,000         BANKAMERICA CORPORATION+                                           6.75         01/15/27         1,736,012
      1,839,000         CHASE CAPITAL+                                                     6.83         08/01/28         1,746,515
      1,226,000         DEPOSIT GUARANTY CORPORATION                                       7.25         05/01/06         1,189,220
      1,226,000         FARMERS EXCHANGE CAPITAL                                           7.20         07/15/48         1,026,775
      1,532,000         FIRST BANK SYSTEMS INCORPORATED                                    8.00         07/02/04         1,572,215
      1,364,000         OLD KENT FINANCIAL CORPORATION                                     6.63         11/15/05         1,317,965

                                                                                                                      $  8,588,702
                                                                                                                      ------------
EATING & DRINKING PLACES - 0.94%
        322,000         ARAMARK CORPORATION                                                6.75         08/01/04           307,107
      1,150,000         TRICON GLOBAL RESTAURANT                                           7.65         05/15/08         1,091,063

                                                                                                                         1,398,170
                                                                                                                      ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.91%
        306,000         CALPINE CORPORATION                                                7.63         04/15/06           291,465
        231,049         NIAGARA MOHAWK POWER                                               7.38         07/01/03           230,760
      1,150,000         TEXAS UTILITIES COMPANY                                            6.20         10/01/02         1,127,000
      1,226,000         WILLIAMS COMPANIES INCORPORATED                                    6.13         02/15/02         1,195,350

                                                                                                                         2,844,575
                                                                                                                      ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.35%
        610,000         HYUNDAI SEMICONDUCTOR                                              8.25         05/15/04           520,787
                                                                                                                      ------------
FINANCIAL SERVICES - 1.39%
      1,226,000         GENFIANCE LUXEMBOURG SA+                                           6.14         05/29/49         1,223,548
        859,000         POTOMAC CAPITAL INVESTMENT                                         7.05         10/02/01           849,336

                                                                                                                         2,072,884
                                                                                                                      ------------
FOOD & KINDRED PRODUCTS - 0.88%
        613,000         NABISCO INCORPORATED                                               6.00         02/15/01           604,571
        700,000         WHITMAN CORPORATION                                                7.29         09/15/26           702,625

                                                                                                                         1,307,196
                                                                                                                      ------------
HEALTH SERVICES - 0.40%
        613,000         TENET HEALTHCARE CORPORATION                                       7.88         01/15/03           593,078
                                                                                                                      ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.69%
        306,000         HMH PROPERTIES SERIES A                                            7.88         08/01/05           283,815
        766,000         PREMIER PARKS INCORPORATED                                         9.25         04/01/06           746,850

                                                                                                                         1,030,665
                                                                                                                      ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.65%
      1,150,000         AMERICAN STANDARD COMPANIES INCORPORATED                           7.13         02/15/03         1,098,250
        532,000         APPLIED MATERIALS INCORPORATED                                     7.00         09/06/05           517,370
        919,000         TORO COMPANY                                                       7.13         06/15/07           850,075

                                                                                                                         2,465,695
                                                                                                                      ------------
INSURANCE CARRIERS - 5.19%
     $1,839,000         EQUITABLE LIFE ASSURANCE SOCIETY                                   6.95%        12/01/05      $  1,790,726
      1,532,000         LINCOLN NATIONAL CORPORATION                                       7.25         05/15/05         1,518,595
      1,532,000         REINSURANCE GROUP OF AMERICA INCORPORATED                          7.25         04/01/06         1,422,845
      1,532,000         RELIASTAR FINANCIAL CORPORATION                                    7.13         03/01/03         1,512,850

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999                  INCOME PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
INSURANCE CARRIERS (continued)
      1,532,000         TERRA NOVA (U.K.) HOLDINGS                                         7.20         08/15/07         1,484,125

                                                                                                                         7,729,141
                                                                                                                      ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.20%
      1,226,000         BAUSCH & LOMB INCORPORATED                                         6.75         12/15/04         1,184,623
        613,000         MALLINCKRODT INCORPORATED                                          6.30         03/15/01           603,805

                                                                                                                         1,788,428
                                                                                                                      ------------
MISCELLANEOUS RETAIL - 0.20%
        500,000         RITE AID CORPORATION                                               7.13         01/15/07           302,500
                                                                                                                      ------------
MOTION PICTURES - 0.34%
        612,000         REGAL CINEMAS INCORPORATED                                         9.50         06/01/08           502,605
                                                                                                                      ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.71%
      1,073,000         PRUDENTIAL INSURANCE COMPANY                                       7.65         07/01/07         1,066,294
                                                                                                                      ------------
OIL & GAS EXTRACTION - 1.18%
        613,000         GULF CANADA RESOURCES LIMITED                                      8.35         08/01/06           598,441
        613,000         R&B FALCON CORPORATION                                             6.75         04/15/05           542,505
        613,000         TRITON ENERGY LIMITED CORPORATION                                  8.75         04/15/02           615,299

                                                                                                                         1,756,245
                                                                                                                      ------------
PAPER & ALLIED PRODUCTS - 0.20%
        306,000         BUCKEYE TECHNOLOGIES INCORPORATED                                  8.50         12/15/05           296,055
                                                                                                                      ------------
PRIMARY METAL INDUSTRIES - 0.51%
        460,000         AK STEEL CORPORATION                                               9.13         12/15/06           468,050
        306,000         CSC HOLDINGS INCORPORATED                                          7.25         07/15/08           289,935

                                                                                                                           757,985
                                                                                                                      ------------
REAL ESTATE - 1.11%
        306,000         GOLDEN STATE HOLDINGS                                              7.13         08/01/05           280,755
      1,532,000         SUSA PARTNERSHIP LP                                                8.20         06/01/17         1,376,885

                                                                                                                         1,657,640
                                                                                                                      ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.31%
        459,000         PACKAGING RESOURCES INCORPORATED                                   11.6         05/01/03           459,574
                                                                                                                      ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.22%
      1,839,000         CHARLES SCHWAB CORPORATION                                         6.88         09/02/03         1,820,610
                                                                                                                      ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.59%
        900,000         OWENS-ILLNOIS INCORPORATED                                         7.85         05/15/04           875,250
                                                                                                                      ------------
TECHNOLOGY - 1.80%
      2,881,000         MASSACHUSETTS INSTITUTE OF TECHNOLOGY                              7.25         11/02/96         2,690,134
                                                                                                                      ------------
TRANSPORTATION BY AIR - 3.24%
        613,000         ATLAS AIR INCORPORATED                                             9.25         04/15/08           577,752
      1,627,883         CONTINENTAL AIRLINES                                               6.80         07/02/07         1,542,418
     $1,189,518         FEDERAL EXPRESS SERIES 97-B                                        7.52%        01/15/18      $  1,164,490
        650,000         MGM GRAND INCORPORATED                                             6.95         02/01/05           593,938
        613,000         NORTHWEST AIRLINES CORPORATION                                     8.38         03/15/04           567,025

INCOME PORTFOLIOS                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
TRANSPORTATION BY AIR (continued)
        428,409         NORTHWEST AIRLINES CORPORATION                                     6.81         02/01/20           378,992

                                                                                                                         4,824,615
                                                                                                                      ------------
TRANSPORTATION EQUIPMENT - 0.45%
        460,000         BE AEROSPACE                                                       8.00         03/01/08           376,050
        306,000         FEDERAL-MOGUL CORPORATION                                          7.50         07/01/04           289,552

                                                                                                                           665,602
                                                                                                                      ------------
UTILITY-ELECTRIC - 0.41%
        613,000         CALENERGY COMPANY INCORPORATED                                     7.23         09/15/05           603,805
                                                                                                                      ------------
WATER TRANSPORTATION - 1.59%
      1,839,000         ROYAL CARIBBEAN CRUISES                                            7.13         09/18/02         1,825,208
        612,000         TEEKAY SHIPPING CORPORATION                                        8.32         02/01/08           549,270

                                                                                                                         2,374,478
                                                                                                                      ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.39%
        613,000         BARRETT RESOURCES CORPORATION                                      7.55         02/01/07           578,519
                                                                                                                      ------------

                                                                                                                        59,748,636
TOTAL CORPORATE BONDS & NOTES (COST $63,272,576)
                                                                                                                      ------------
INVESTMENT IN LIMITED PARTNERSHIP - 0.70%
      1,000,000         PPM AMERICA CBO II                                                              12/15/04         1,040,800
                                                                                                                      ------------

                                                                                                                         1,040,800
TOTAL INVESTMENT IN LIMITED PARTNERSHIP (COST $1,019,820)
                                                                                                                      ------------
MUNICIPAL BONDS & NOTES - 3.33%
      1,226,000         HUDSON COUNTY NJ IMPORT AUTHORITY FACILITIES LEASING RV FSA
                        INSURED                                                            7.40         12/01/25         1,183,090
      1,937,000         NEW YORK NY GO BONDS                                               6.10         08/01/01         1,917,630
        640,000         WASHINGTON STATE GO BONDS STATE HOUSING TRUST FUND SERIES T        6.60         01/01/03           637,600
      1,232,000         WESTERN MINNESOTA POWER AGENCY RV SERIES A AMBAC INSURED           6.33         01/01/02         1,221,220

                                                                                                                         4,959,540
TOTAL MUNICIPAL BONDS & NOTES (COST $5,079,355)
                                                                                                                      ------------
U.S. GOVERNMENT AGENCY SECURITIES - 29.35%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.05%
      1,587,640         FHLMC #786702+                                                     5.79         06/01/29         1,563,826
                                                                                                                      ------------

                                                                                                                         1,563,826
                                                                                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.19%
      1,000,000         FNMA                                                               6.00         05/15/08           949,760
      4,506,000         FNMA                                                               6.16         08/07/28         4,029,715
      7,510,000         FNMA                                                               6.25         05/15/29         6,815,325
      1,199,069         FNMA #375168                                                       7.13         06/01/04         1,200,868
      1,510,923         FNMA #380581                                                       6.17         08/01/08         1,423,422
      1,810,220         FNMA #380268+                                                      6.20         05/01/05         1,745,103
      1,124,640         FNMA #408118                                                       6.50         01/01/28         1,072,266
      1,415,776         FNMA #415414                                                       6.50         02/01/28         1,349,844
      2,261,190         FNMA #415714                                                       6.00         04/01/28         2,096,530
        851,165         FNMA #417648                                                       6.00         02/01/13           814,454
     $2,968,851         FNMA #421825                                                       6.00%        06/01/28      $  2,752,659
      1,757,382         FNMA #486524                                                       6.50         02/01/29         1,675,541

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999                  INCOME PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                SECURITY DESCRIPTION                         INTEREST RATE   MATURITY DATE    VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
      1,193,248         FNMA #73919                                                        6.80         01/01/04         1,182,655

                                                                                                                        27,108,142
                                                                                                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.11%
      1,540,275         GNMA #345066                                                       6.50         10/15/23         1,465,664
      1,614,117         GNMA #346960                                                       6.50         12/15/23         1,535,929
      1,400,905         GNMA #354692                                                       6.50         11/15/23         1,333,046
      1,790,961         GNMA #361398                                                       6.50         01/15/24         1,704,207
      1,796,771         GNMA #366641                                                       6.50         11/15/23         1,709,735
      1,876,358         GNMA #473918+                                                      7.00         04/15/28         1,833,539
      5,615,882         GNMA #780626                                                       7.00         08/15/27         5,491,266

                                                                                                                        15,073,386
                                                                                                                      ------------

                                                                                                                        43,745,354
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $45,755,803)
                                                                                                                      ------------
U.S. TREASURY SECURITIES - 6.04%
U.S. TREASURY BONDS - 5.02%
      7,281,000         U.S. TREASURY BONDS                                                6.75         08/15/26         7,485,960
                                                                                                                      ------------
U.S. TREASURY NOTES - 1.02%
      1,500,000         U.S. TREASURY NOTES                                                6.50         10/15/06         1,517,925
                                                                                                                      ------------

                                                                                                                         9,003,885
TOTAL U.S. TREASURY SECURITIES (COST $9,439,841)
                                                                                                                      ------------
SHORT-TERM INVESTMENTS - 0.56%
        830,061         LEHMAN BROTHERS INCORPORATED POOLED REPURCHASE AGREEMENT -
                        102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES                  5.66         12/01/99           830,061
                                                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (COST $830,061)                              $    830,061
TOTAL INVESTMENTS IN SECURITIES (COST $153,928,587)*             98.78%   $147,211,497
OTHER ASSETS AND LIABILITIES, NET                                 1.22       1,812,905
                                                                ------    ------------
TOTAL NET ASSETS                                                100.00%   $149,024,402
                                                                ------    ------------

                    +   THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND
                        FEATURE WHICH REDUCES THE REMAINING MATURITY.
                    *   COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
                        FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION
                        CONSISTS OF:



GROSS UNREALIZED APPRECIATION                                 $     97,682
GROSS UNREALIZED DEPRECIATION                                   (6,814,772)
                                                              ------------
NET UNREALIZED DEPRECIATION                                   $ (6,717,090)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME PORTFOLIOS       STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

                                            MANAGED FIXED INCOME    POSITIVE RETURN BOND    STABLE INCOME    STRATEGIC VALUE BOND
---------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS (NOTE 2):
  INVESTMENTS AT COST..................    $         459,368,411    $       298,044,631     $341,838,731      $      153,928,587
  NET UNREALIZED APPRECIATION
    (DEPRECIATION).....................              (18,538,367)            (1,012,385)      (3,838,459)             (6,717,090)
                                           ---------------------    -------------------     ------------      ------------------
TOTAL INVESTMENT AT VALUE..............              440,830,044            297,032,246      338,000,272             147,211,497
                                           ---------------------    -------------------     ------------      ------------------
  COLLATERAL FOR SECURITIES LOANED.....               53,628,310             19,278,760       12,268,546              12,781,015
  RECEIVABLE FOR DIVIDENDS AND INTEREST
    AND OTHER RECEIVABLES..............                5,315,710                613,852        3,926,630               1,932,857
  ORGANIZATION COST, NET OF
    AMORTIZATION.......................                    5,564                  5,564            5,606                       0
  PREPAID EXPENSES AND OTHER ASSETS....                        0                      0                0                     915
                                           ---------------------    -------------------     ------------      ------------------
TOTAL ASSETS...........................              499,779,628            316,930,422      354,201,054             161,926,284
                                           ---------------------    -------------------     ------------      ------------------

LIABILITIES
  PAYABLE FOR SECURITY LOANED..........               53,628,310             19,278,760       12,268,546              12,781,015
  PAYABLE TO INVESTMENT ADVISER AND
    AFFILIATES.........................                  121,235                 80,785          132,484                 114,321
  PAYABLE TO OTHER RELATED PARTIES.....                    2,118                  2,370            2,700                       0
  ACCRUED EXPENSES AND OTHER
    LIABILITIES........................                    6,898                 10,611           16,575                   6,546
                                           ---------------------    -------------------     ------------      ------------------
TOTAL LIABILITIES......................               53,758,561             19,372,526       12,420,305              12,901,882
                                           ---------------------    -------------------     ------------      ------------------
TOTAL NET ASSETS.......................    $         446,021,067    $       297,557,896     $341,780,749      $      149,024,402
                                           ---------------------    -------------------     ------------      ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)                           INCOME PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                            STABLE INCOME    STRATEGIC VALUE BOND
                                            MANAGED FIXED INCOME    POSITIVE RETURN BOND      (UNAUDITED)             (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST.............................    $          14,884,741    $         7,771,336     $   9,776,853     $        7,943,064
  SECURITIES LENDING...................                   42,098                 21,258            11,649                 23,298
                                           ---------------------    -------------------     -------------     ------------------
TOTAL INVESTMENT INCOME................               14,926,839              7,792,594         9,788,502              7,966,362
                                           ---------------------    -------------------     -------------     ------------------

EXPENSES
  ADVISORY FEES........................                  815,437                543,322           537,017                580,618
  ADMINISTRATION FEES..................                   96,373                 64,212            71,543                 53,358
  CUSTODY..............................                   31,465                 23,154            25,176                 19,110
  ACCOUNTING...........................                   42,548                 32,797            48,902                 39,267
  SHAREHOLDER REPORTS..................                       30                     20                22                     17
  LEGAL................................                      485                    223               260                    140
  AUDIT................................                    1,107                  1,107             1,107                    654
  DIRECTORS' FEES......................                      660                    558               576                    383
  PRICING..............................                    2,919                    448             2,296                  2,343
  AMORTIZATION OF ORGANIZATION COSTS...                    1,108                  1,108             1,113                      0
  MISCELLANEOUS........................                    6,549                  9,992             3,995                  6,279
                                           ---------------------    -------------------     -------------     ------------------
TOTAL EXPENSES.........................                  998,681                676,941           692,007                702,169
                                           ---------------------    -------------------     -------------     ------------------
LESS:
  WAIVED FEES AND REIMBURSED
    EXPENSES...........................                 (152,703)              (101,748)          (71,543)               (53,358)
  NET EXPENSES.........................                  845,978                575,193           620,464                648,811
                                           ---------------------    -------------------     -------------     ------------------
NET INVESTMENT INCOME (LOSS)...........               14,080,861              7,217,401         9,168,038              7,317,551
                                           ---------------------    -------------------     -------------     ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES...........................               (2,138,406)            (2,591,327)         (234,834)            (1,959,886)
                                           ---------------------    -------------------     -------------     ------------------
NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS..........................               (2,138,406)            (2,591,327)         (234,834)            (1,959,886)
                                           ---------------------    -------------------     -------------     ------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES...........................              (10,866,439)               966,880        (2,791,325)            (4,431,836)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS........              (10,866,439)               966,880        (2,791,325)            (4,431,836)
                                           ---------------------    -------------------     -------------     ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.......................              (13,004,845)            (1,624,447)       (3,026,159)            (6,391,722)
                                           ---------------------    -------------------     -------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............    $           1,076,016    $         5,592,954     $   6,141,879     $          925,829
                                           ---------------------    -------------------     -------------     ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME PORTFOLIOS                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              MANAGED FIXED INCOME
                           ---------------------------
                             (UNAUDITED)
                             FOR THE SIX       FOR THE
                            MONTHS ENDED    YEAR ENDED
                           NOV. 30, 1999  MAY 31, 1999
------------------------------------------------------
BEGINNING NET ASSETS.....  $426,486,223   $335,663,187
                           ------------   ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............    14,080,861     23,263,608
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........    (2,138,406)     1,034,541
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........   (10,866,439)   (12,930,678)
                           ------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     1,076,016     11,367,471
                           ------------   ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........    49,271,615    131,264,423
  WITHDRAWALS............   (30,812,787)   (51,808,858)
  NET INCREASE FROM
    TRANSACTION IN
    INVESTORS' BENEFICIAL
    INTEREST.............    18,458,828     79,455,565
                           ------------   ------------
NET INCREASE IN NET
  ASSETS.................    19,534,844     90,823,036
                           ------------   ------------
ENDING NET ASSETS........  $446,021,067   $426,486,223
                           ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                            INCOME PORTFOLIOS
--------------------------------------------------------------------------------

                              POSITIVE RETURN BOND             STABLE INCOME            STRATEGIC VALUE BOND
                           ---------------------------  ---------------------------  ---------------------------
                             (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
                             FOR THE SIX       FOR THE    FOR THE SIX       FOR THE    FOR THE SIX       FOR THE
                            MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                           NOV. 30, 1999  MAY 31, 1999  NOV. 30, 1999  MAY 31, 1999  NOV. 30, 1999  MAY 31, 1999
----------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $284,892,223   $224,109,716  $309,264,759   $258,708,921  $242,584,514   $236,877,175
                           ------------   ------------  ------------   ------------  ------------   ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............     7,217,401     12,948,302     9,168,038     15,540,651     7,317,551     14,567,818
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........    (2,591,327)    14,832,978      (234,834)       206,974    (1,959,886)        21,552
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........       966,880    (13,325,007)   (2,791,325)    (1,386,571)   (4,431,836)    (6,494,735)
                           ------------   ------------  ------------   ------------  ------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     5,592,954     14,456,273     6,141,879     14,361,054       925,829      8,094,635
                           ------------   ------------  ------------   ------------  ------------   ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........    36,295,043     99,726,877    74,128,168    169,711,858    19,861,995     54,726,275
  WITHDRAWALS............   (29,222,324)   (53,400,643)  (47,754,057)  (133,517,074) (114,347,936)   (57,113,571)
  NET INCREASE FROM
    TRANSACTION IN
    INVESTORS' BENEFICIAL
    INTEREST.............     7,072,719     46,326,234    26,374,111     36,194,784   (94,485,941)    (2,387,296)
                           ------------   ------------  ------------   ------------  ------------   ------------
NET INCREASE IN NET
  ASSETS.................    12,665,673     60,782,507    32,515,990     50,555,838   (93,560,112)     5,707,339
                           ------------   ------------  ------------   ------------  ------------   ------------
ENDING NET ASSETS........  $297,557,896   $284,892,223  $341,780,749   $309,264,759  $149,024,402   $242,584,514
                           ------------   ------------  ------------   ------------  ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME PORTFOLIOS                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                                ----------------------------------------------      PORTFOLIO
                                                                 NET INVESTMENT           NET            GROSS       TURNOVER
                                                                  INCOME (LOSS)      EXPENSES      EXPENSES(1)           RATE
-----------------------------------------------------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
JUNE 1, 1999 TO NOVEMBER 30, 1999(UNAUDITED)................             5.56%          0.38%            0.42%        23.45%
JUNE 1, 1998 TO MAY 31, 1999................................             5.39%          0.36%            0.41%        29.46%
JUNE 1, 1997(2) TO MAY 31, 1998.............................             5.96%          0.37%            0.43%        37.45%

MANAGED FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 1999 TO NOVEMBER 30, 1999(UNAUDITED)................             6.36%          0.38%            0.45%        17.92%
JUNE 1, 1998 TO MAY 31, 1999................................             6.23%          0.40%            0.45%        50.87%
JUNE 1, 1997(2) TO MAY 31, 1998.............................             6.53%          0.41%            0.46%        91.59%

POSITIVE RETURN BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 1999 TO NOVEMBER 30, 1999(UNAUDITED)................             4.89%          0.39%            0.46%         8.42%
JUNE 1, 1998 TO MAY 31, 1999................................             5.20%          0.40%            0.45%       130.81%
JUNE 1, 1997(2) TO MAY 31, 1998.............................             5.74%          0.41%            0.47%        68.18%

STRATEGIC VALUE BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 1999 TO NOVEMBER 30, 1999(UNAUDITED)................             6.29%          0.56%            0.60%        19.30%
JUNE 1, 1998 TO MAY 31, 1999................................             6.05%          0.56%            0.61%        48.43%
OCTOBER 1, 1997(2) TO MAY 31, 1998..........................             6.06%          0.58%            0.62%       134.56%

FINANCIAL HIGHLIGHTS                                                INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense in the absence of any waivers and reimbursements, (Note 4)
(2)  Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME PORTFOLIOS                                  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 14 separate investment portfolios. These financial statements are related to the Managed Fixed Income, Positive Return Bond, Stable Income, and Strategic Value Bond diversified portfolios (each a "Portfolio" and collectively the "Portfolios").
   Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued at the close of each business day. Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

SECURITY LOANS
   The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest, if the collateral falls to 100% it will be brought back to at least 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. WFB receives 40% of income on security lending activities and

NOTES TO FINANCIAL STATEMENTS                                  INCOME PORTFOLIOS
--------------------------------------------------------------------------------

  covers the expenses associated with securities lending activities. As of November 30, 1999 the value of securities on loan and the value of the related collateral was as follows:

                                                                    Securities      Collateral
    MANAGED FIXED INCOME PORTFOLIO                                  $51,644,973    $ 53,268,310

    POSITIVE RETURN BOND PORTFOLIO                                   18,922,078      19,278,760

    STABLE INCOME BOND PORTFOLIO                                     11,792,494      12,268,546

    STRATEGIC VALUE BOND PORTFOLIO                                   12,317,405      12,781,015

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portoflios regardless of whether such interest, dividends, or gain have been distribution by the Portfolios.
   The Portfolios use the "aggregate method" (as descried in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders. On September 29, 1997 the predecessors to the Stable Income Portfolio, Managed Fixed Income Portfolio, and Positive Return Bond Portfolio, applied to the Internal Revenue Service for permission to use the aggregate method for the allocation of capital gains and losses from the sale of securities contributed by their respective interestholders on June 1, 1997. The requests were granted.

DEFERRED ORGANIZATION COSTS
   Certain costs incurred in connection with the organization of the Portfolios are being amortized on a straight-line basis over 60 months from the date each Portfolio commenced operations.

3. ADVISORY FEES
   The Investment Advisor of each Portfolio is Wells Fargo Bank ("WFB"). WFB has retained the services of certain investment sub-advisors (Galliard Capital Management, Inc., and Peregrine Capital Management, Inc.) for selected Portfolios. The fees related to sub-advisory services are borne directly the Advisor and do not increase the overall fees paid by the Portfolios to the Advisor. Prior to November 8, 1999 the Managed Fixed Income, Positive Return Bond, Stable Income, and Strategic Value Bond Portfolios were charged 0.35%, 0.35%, 0.30%, and 0.50%, respectively as a percentage of the average daily net assets. These sub-advisors provided the same services to the predecessor portfolios. The current investment advisory fees and the associated sub-advisor and sub-advisory fees are as follows, with the fees expressed as a percentage of the average daily net assets.

    Portfolio                     Advisory Fee            Subadvisor                   Sub-Advisory Fee
    MANAGED FIXED INCOME
      PORTFOLIO                      0.50%        GALLIARD CAPITAL MANAGEMENT               0-100 MILLION, 0.10%

                                                                                          100-200 MILLION, 0.08%

                                                                                 GREATER THAN 200 MILLION, 0.06%

    POSITIVE RETURN BOND
      PORTFOLIO                      0.50%       PEREGRINE CAPITAL MANAGEMENT                0-10 MILLION, 0.21%

                                                                                            10-25 MILLION, 0.15%

                                                                                  GREATER THAN 25 MILLION, 0.10%

    STABLE INCOME PORTFOLIO          0.50%        GALLIARD CAPITAL MANAGEMENT              0-1500 MILLION, 0.04%

                                                                                         1500-2000MILLION, 0.05%

                                                                                       2000-2500 MILLION, 0.045%

                                                                                        2500-3000 MILLION, 0.04%

                                                                                 GREATER THAN 3000 MILLION 0.03%

    STRATEGIC VALUE BOND
      PORTFOLIO                      0.50%        GALLIARD CAPITAL MANAGEMENT               0-100 MILLION, 0.13%

                                                                                          100-200 MILLION, 0.10%

                                                                                 GREATER THAN 200 MILLION, 0.08%

INCOME PORTFOLIOS                                  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Currently there are no administration fees charged to the Portfolios at the core level. Prior to November 5, 1999, Forum Administrative Services, LLC ("FAdS") was the administrator to the Core Trust and received a fee with respect to each Portfolio at an annual rate of 0.05% of each Portfolio's average daily net assets.
   Norwest Bank Minnesota, N.A. ("Norwest") serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those portfolios' foreign securities and assets held in foreign countries. Norwest receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets. Prior to November 8, 1999, Norwest received a fee with respect to each Portfolio at an annual rate of 0.02% for the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of each Portfolio in excess of $200 million.
   Certain officers of the Company are also officers of Stephens. As of November 30, 1999, Stephens owned 87 shares of the Managed Fixed Income Portfolio, 79 shares of the Positive Return Bond Portfolio, 88 share of the Stable Income Portfolio, and 90 shares of the Strategic Value Bond Portfolio.
   Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES
   For the six months ended November 30, 1999 fees waived by the Portoflios' service providers were as follows:

                                                                   Fees Waived by FAdS    Fees Waived by WFB
    MANAGED FIXED INCOME PORTFOLIO                                       $96,373               $56,330

    POSITIVE RETURN BOND PORTFOLIO                                        64,212                37,536

    STABLE INCOME PORTFOLIO                                               71,543                     0

    STRATEGIC VALUE BOND PORTFOLIO                                        53,358                     0

6. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government Securities, for each Portfolio for the six month period ended November 30, 1999, were as follows:

                                                                          AGGREGATE PURCHASES AND SALES
    Portfolio                                                       Purchases at Cost    Sales Proceeds
    MANAGED FIXED INCOME PORTFOLIO                                     $115,278,229        $77,553,471

    POSITIVE RETURN BOND PORTFOLIO                                       23,178,958         31,705,301

    STABLE INCOME PORTFOLIO                                             127,727,336         79,445,243

    STRATEGIC VALUE BOND PORTFOLIO                                       48,522,267         40,588,453

7. FUND CONSOLIDATION AND MERGER
   Concurrent with the establishment of the Trust, the Board of Directors of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the respective Wells Fargo Funds Trust Funds, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

LIST OF ABBREVIATIONS                                               INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                            --    ASSOCIATION OF BAY AREA GOVERNMENTS
ADR                             --    AMERICAN DEPOSITORY RECEIPTS
AMBAC                           --    AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT                             --    ALTERNATIVE MINIMUM TAX
ARM                             --    ADJUSTABLE RATE MORTGAGES
BART                            --    BAY AREA RAPID TRANSIT
CDA                             --    COMMUNITY DEVELOPMENT AUTHORITY
CDSC                            --    CONTINGENT DEFERRED SALES CHARGE
CGIC                            --    CAPITAL GUARANTY INSURANCE COMPANY
CGY                             --    CAPITAL GUARANTY CORPORATION
CMT                             --    CONSTANT MATURITY TREASURY
COFI                            --    COST OF FUNDS INDEX
CONNIE LEE                      --    CONNIE LEE INSURANCE COMPANY
COP                             --    CERTIFICATE OF PARTICIPATION
CP                              --    COMMERCIAL PAPER
CTF                             --    COMMON TRUST FUND
DW&P                            --    DEPARTMENT OF WATER & POWER
DWR                             --    DEPARTMENT OF WATER RESOURCES
EDFA                            --    EDUCATION FINANCE AUTHORITY
FGIC                            --    FINANCIAL GUARANTY INSURANCE CORPORATION
FHA                             --    FEDERAL HOUSING AUTHORITY
FHLB                            --    FEDERAL HOME LOAN BANK
FHLMC                           --    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA                            --    FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN                             --    FLOATING RATE NOTES
FSA                             --    FINANCIAL SECURITY ASSURANCE, INC
GNMA                            --    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO                              --    GENERAL OBLIGATION
HFA                             --    HOUSING FINANCE AUTHORITY
HFFA                            --    HEALTH FACILITIES FINANCING AUTHORITY
IDA                             --    INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR                           --    LONDON INTERBANK OFFERED RATE
LLC                             --    LIMITED LIABILITY CORPORATION
LOC                             --    LETTER OF CREDIT
LP                              --    LIMITED PARTNERSHIP
MBIA                            --    MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR                            --    MULTI-FAMILY HOUSING REVENUE
MUD                             --    MUNICIPAL UTILITY DISTRICT
MTN                             --    MEDIUM TERM NOTE
PCFA                            --    POLLUTION CONTROL FINANCE AUTHORITY
PCR                             --    POLLUTION CONTROL REVENUE
PFA                             --    PUBLIC FINANCE AUTHORITY
PLC                             --    PRIVATE PLACEMENT
PSFG                            --    PUBLIC SCHOOL FUND GUARANTY
RAW                             --    REVENUE ANTICIPATION WARRANTS
RDA                             --    REDEVELOPMENT AUTHORITY
RDFA                            --    REDEVELOPMENT FINANCE AUTHORITY
R&D                             --    RESEARCH & DEVELOPMENT
SFMR                            --    SINGLE FAMILY MORTGAGE REVENUE
TBA                             --    TO BE ANNOUNCED
TRAN                            --    TAX REVENUE ANTICIPATION NOTES
USD                             --    UNIFIED SCHOOL DISTRICT
V/R                             --    VARIABLE RATE
WEBS                            --    WORLD EQUITY BENCHMARK SHARES

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/ SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

  [LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

 DATED MATERIAL
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